Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
May 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT3-0723
1.9887631.104
Corporate Bonds - 33.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		6,747,000	5,819,288
3.375% 8/15/26		14,551,000	6,530,489
			12,349,777
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		521,057	3,267,288
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		899,094	5,637,769
			8,905,057
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		1,918,000	1,312,679

TOTAL CONVERTIBLE BONDS			22,567,513
Nonconvertible Bonds - 33.2%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.8%
Altice France SA:
5.125% 1/15/29(d)		6,850,000	4,884,137
5.125% 7/15/29(d)		4,520,000	3,221,555
5.5% 1/15/28(d)		2,480,000	1,880,534
5.5% 10/15/29(d)		2,400,000	1,721,732
8.125% 2/1/27(d)		40,000	34,444
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,705,597
3.8% 12/1/57		8,798,000	6,259,801
4.3% 2/15/30		5,781,000	5,532,611
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		12,774,000	10,988,195
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		565,000	465,549
5.625% 9/15/28(d)		445,000	323,373
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	217,838
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		40,000	38,565
Consolidated Communications, Inc. 5% 10/1/28 (d)		690,000	488,175
Frontier Communications Holdings LLC:
5% 5/1/28(d)		4,540,000	3,802,456
5.875% 10/15/27(d)		1,469,000	1,309,178
5.875% 11/1/29		1,760,000	1,232,405
6% 1/15/30(d)		20,000	14,035
6.75% 5/1/29(d)		20,000	14,752
8.75% 5/15/30(d)		1,505,000	1,407,145
Holdco SASU:
6.5% 10/15/26(d)		20,000	18,819
7% 10/15/28(d)		20,000	18,644
IHS Holding Ltd. 5.625% 11/29/26 (d)		720,000	611,010
Iliad SA 1.875% 2/11/28 (Reg. S)	EUR	900,000	822,201
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		440,000	237,689
4.25% 7/1/28(d)		3,660,000	2,105,470
4.625% 9/15/27(d)		2,020,000	1,262,233
10.5% 5/15/30(d)		3,561,000	3,383,778
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,205,000	721,343
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		670,000	583,863
5% 10/19/25(d)		360,000	361,643
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,080,000	1,926,600
Sprint Capital Corp.:
6.875% 11/15/28		2,999,000	3,206,129
8.75% 3/15/32		4,169,000	5,059,113
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	980,035
7.2% 7/18/36		1,334,000	1,189,024
7.721% 6/4/38		300,000	274,123
Telecom Italia SpA 5.303% 5/30/24 (d)		20,000	19,510
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,099,000	1,005,448
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	3,700,000
Verizon Communications, Inc.:
2.355% 3/15/32		51,205,000	41,295,155
2.55% 3/21/31		30,387,000	25,446,851
3% 3/22/27		2,669,000	2,514,419
5.012% 4/15/49		324,000	300,171
Windstream Escrow LLC 7.75% 8/15/28 (d)		6,455,000	5,248,854
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		1,390,000	971,289
6.125% 3/1/28(d)		4,239,000	2,554,117
			152,359,608
Entertainment - 0.0%
Live Nation Entertainment, Inc.:
4.75% 10/15/27(d)		20,000	18,525
4.875% 11/1/24(d)		20,000	19,643
6.5% 5/15/27(d)		20,000	20,034
Roblox Corp. 3.875% 5/1/30 (d)		5,005,000	4,285,782
WMG Acquisition Corp.:
3% 2/15/31(d)		20,000	16,125
3.75% 12/1/29(d)		20,000	17,200
			4,377,309
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		815,000	734,926
2.375% 10/9/30		345,000	286,846
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		350,000	320,863
2.39% 6/3/30(d)		745,000	626,731
3.975% 4/11/29(d)		260,000	244,205
			2,213,571
Media - 1.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		4,735,000	3,973,139
Altice Financing SA:
5% 1/15/28(d)		549,000	428,956
5.75% 8/15/29(d)		10,810,000	8,241,893
Altice France Holding SA:
6% 2/15/28(d)		6,304,000	3,088,960
10.5% 5/15/27(d)		20,000	11,950
AMC Networks, Inc.:
4.25% 2/15/29		20,000	11,400
4.75% 8/1/25		20,000	17,678
Block Communications, Inc. 4.875% 3/1/28 (d)		500,000	411,736
Cable Onda SA 4.5% 1/30/30 (d)		1,750,000	1,429,531
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		4,059,000	3,251,420
4.25% 1/15/34(d)		2,295,000	1,697,861
4.5% 8/15/30(d)		6,560,000	5,399,876
4.5% 5/1/32		4,714,000	3,689,264
4.5% 6/1/33(d)		7,745,000	5,912,258
4.75% 3/1/30(d)		2,440,000	2,057,819
4.75% 2/1/32(d)		1,225,000	981,543
5% 2/1/28(d)		2,475,000	2,249,310
5.125% 5/1/27(d)		1,040,000	963,375
5.375% 6/1/29(d)		3,020,000	2,718,191
6.375% 9/1/29(d)		20,000	18,653
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		2,000,000	1,179,191
3.9% 6/1/52		22,000,000	13,838,809
4.4% 4/1/33		14,572,000	12,665,911
4.8% 3/1/50		5,000,000	3,660,527
4.908% 7/23/25		7,411,000	7,287,695
5.25% 4/1/53		30,184,000	23,533,850
5.375% 5/1/47		18,624,000	14,856,262
5.5% 4/1/63		20,184,000	15,606,438
6.484% 10/23/45		5,093,000	4,609,289
6.834% 10/23/55		2,000,000	1,850,197
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(d)		20,000	17,631
7.5% 6/1/29(d)		20,000	14,245
Comcast Corp. 6.45% 3/15/37		797,000	889,323
CSC Holdings LLC:
3.375% 2/15/31(d)		40,000	27,343
4.125% 12/1/30(d)		1,490,000	1,034,296
4.5% 11/15/31(d)		630,000	438,028
4.625% 12/1/30(d)		5,147,000	2,200,208
5.375% 2/1/28(d)		4,305,000	3,386,908
5.75% 1/15/30(d)		2,495,000	1,098,873
6.5% 2/1/29(d)		40,000	31,407
7.5% 4/1/28(d)		1,954,000	1,058,689
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)(e)		8,145,000	342,216
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		560,000	493,258
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	6,617,597
4.65% 5/15/50		20,572,000	15,055,780
DISH DBS Corp.:
5.125% 6/1/29		20,000	9,071
5.25% 12/1/26(d)		60,000	47,395
5.75% 12/1/28(d)		3,105,000	2,252,135
5.875% 11/15/24		540,000	462,978
7.375% 7/1/28		20,000	10,226
7.75% 7/1/26		40,000	22,951
DISH Network Corp. 11.75% 11/15/27 (d)		5,130,000	4,909,957
Dolya Holdco 18 DAC 5% 7/15/28 (d)		1,095,000	951,081
Fox Corp.:
4.03% 1/25/24		2,489,000	2,461,549
4.709% 1/25/29		3,602,000	3,511,079
5.476% 1/25/39		3,552,000	3,289,953
iHeartCommunications, Inc. 8.375% 5/1/27		40,000	22,566
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,100,000	1,145,859
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,152,079
Lamar Media Corp.:
3.625% 1/15/31		20,000	16,700
3.75% 2/15/28		20,000	18,000
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		2,590,000	2,146,838
6.75% 10/15/27(d)		470,000	436,108
Magallanes, Inc.:
3.428% 3/15/24		8,648,000	8,465,548
3.638% 3/15/25		4,736,000	4,583,415
3.755% 3/15/27		9,262,000	8,679,712
4.054% 3/15/29		3,210,000	2,932,686
4.279% 3/15/32		46,121,000	40,293,216
5.05% 3/15/42		7,082,000	5,729,846
5.141% 3/15/52		41,680,000	32,528,696
Mcgraw-Hill Education, Inc. 5.75% 8/1/28 (d)		40,000	34,100
Midas Opco Holdings LLC 5.625% 8/15/29 (d)		40,000	34,329
News Corp.:
3.875% 5/15/29(d)		20,000	17,561
5.125% 2/15/32(d)		1,245,000	1,132,738
Outfront Media Capital LLC / Corp.:
4.625% 3/15/30(d)		20,000	16,325
5% 8/15/27(d)		20,000	17,912
Paramount Global 6.375% 3/30/62 (f)		40,000	32,050
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		3,935,000	3,029,989
6.5% 9/15/28(d)		5,929,000	2,979,323
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		835,000	484,198
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		520,000	458,744
3.875% 9/1/31(d)		40,000	29,518
4% 7/15/28(d)		6,945,000	5,815,412
4.125% 7/1/30(d)		2,645,000	2,080,278
5% 8/1/27(d)		1,020,000	924,797
5.5% 7/1/29(d)		1,490,000	1,300,617
TEGNA, Inc.:
4.625% 3/15/28		1,410,000	1,226,700
4.75% 3/15/26(d)		20,000	19,073
5% 9/15/29		585,000	501,611
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	7,757,073
5.5% 9/1/41		4,708,000	3,891,004
5.875% 11/15/40		6,004,000	5,200,265
6.55% 5/1/37		17,014,000	16,208,111
7.3% 7/1/38		14,056,000	14,356,384
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,133,000	887,861
Univision Communications, Inc.:
4.5% 5/1/29(d)		1,620,000	1,359,976
5.125% 2/15/25(d)		20,000	19,310
6.625% 6/1/27(d)		7,055,000	6,679,594
7.375% 6/30/30(d)		20,000	18,595
UPC Broadband Finco BV 4.875% 7/15/31 (d)		40,000	33,592
Videotron Ltd.:
3.625% 6/15/29(d)		20,000	17,206
5.125% 4/15/27(d)		20,000	19,292
Virgin Media Secured Finance PLC:
4.5% 8/15/30(d)		3,900,000	3,240,898
5.5% 5/15/29(d)		40,000	35,952
VTR Finance BV 6.375% 7/15/28 (d)		450,000	126,788
VZ Secured Financing BV 5% 1/15/32 (d)		40,000	31,815
Ziggo BV 4.875% 1/15/30 (d)		1,285,000	1,069,357
			385,516,776
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		930,000	840,081
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,045,000	1,042,053
CT Trust 5.125% 2/3/32 (d)		1,425,000	1,113,548
Digicel Group Ltd. 6.75% 3/1/23 (d)(e)		404,000	76,760
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		4,488,000	4,128,511
Millicom International Cellular SA:
4.5% 4/27/31(d)		4,410,000	3,307,059
5.125% 1/15/28(d)		441,000	377,933
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		405,000	394,445
6.5% 10/13/26(d)		456,000	447,963
Rogers Communications, Inc.:
3.2% 3/15/27(d)		9,947,000	9,260,032
3.8% 3/15/32(d)		8,681,000	7,671,612
Sprint Corp.:
7.125% 6/15/24		5,015,000	5,066,519
7.625% 2/15/25		2,380,000	2,438,574
7.625% 3/1/26		3,560,000	3,721,887
7.875% 9/15/23		1,345,000	1,349,013
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		10,000,000	8,039,896
3.5% 4/15/31		3,210,000	2,859,254
3.75% 4/15/27		12,950,000	12,302,477
3.875% 4/15/30		23,000,000	21,339,360
4.375% 4/15/40		2,795,000	2,454,059
4.5% 4/15/50		5,491,000	4,680,751
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	2,300,000	2,701,551
6.25% 10/3/78 (Reg. S)(f)		2,515,000	2,496,138
7% 4/4/79(f)		60,000	60,708
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		310,000	139,810
5.125% 1/15/28(d)		1,108,000	498,600
			98,808,594
TOTAL COMMUNICATION SERVICES			643,275,858

CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (d)		385,000	389,200
American Axle & Manufacturing, Inc.:
5% 10/1/29		20,000	16,261
6.5% 4/1/27		20,000	18,658
Clarios Global LP 6.75% 5/15/25 (d)		40,000	40,083
Clarios Global LP / Clarios U.S. Finance Co.:
6.25% 5/15/26(d)		40,000	39,576
8.5% 5/15/27(d)		40,000	40,103
Dana Financing Luxembourg SARL 5.75% 4/15/25 (d)		520,000	515,279
Dana, Inc.:
4.25% 9/1/30		520,000	416,638
5.375% 11/15/27		500,000	468,305
5.625% 6/15/28		20,000	18,310
FXI Holdings, Inc. 12.25% 11/15/26 (d)		20,000	18,400
Hertz Corp. 5% 12/1/29 (d)		40,000	32,113
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (d)(f)		255,000	229,733
Macquarie AirFinance Holdings 8.375% 5/1/28 (d)		1,395,000	1,374,256
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	501,600
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	1,200,000	1,305,278
4.375% 6/2/43 (Reg. S)	EUR	900,000	988,448
The Goodyear Tire & Rubber Co.:
4.875% 3/15/27		20,000	19,107
5% 7/15/29		20,000	18,009
5.25% 4/30/31		20,000	17,572
5.25% 7/15/31		20,000	17,398
Valeo SA 1% 8/3/28 (Reg. S)	EUR	500,000	432,562
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	778,159
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,674,390
ZF North America Capital, Inc.:
4.75% 4/29/25(d)		1,525,000	1,477,099
6.875% 4/14/28(d)		700,000	703,091
7.125% 4/14/30(d)		700,000	704,904
			12,254,532
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (d)		40,000	39,850
Ford Motor Co.:
3.25% 2/12/32		1,840,000	1,398,188
4.346% 12/8/26		520,000	501,443
4.75% 1/15/43		640,000	471,803
5.291% 12/8/46		255,000	201,526
6.1% 8/19/32		3,850,000	3,614,829
7.4% 11/1/46		515,000	523,019
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	6,399,739
5.15% 8/15/26 (Reg. S)	GBP	820,000	986,759
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (d)(f)(g)		8,720,000	8,507,880
			22,645,036
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		435,000	356,238
Cmg Media Corp. 8.875% 12/15/27 (d)		20,000	12,954
JD.com, Inc. 3.375% 1/14/30		1,420,000	1,279,598
John Lewis PLC 6.125% 1/21/25	GBP	8,381,000	10,094,555
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	2,645,000	2,997,771
4.5% 7/10/27 (Reg. S)	GBP	700,000	779,335
Match Group Holdings II LLC:
3.625% 10/1/31(d)		385,000	313,625
4.125% 8/1/30(d)		870,000	738,395
5% 12/15/27(d)		2,095,000	1,969,965
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125% 4/1/26 (d)		40,000	35,995
Nordstrom, Inc.:
4.25% 8/1/31		1,180,000	897,036
4.375% 4/1/30		775,000	615,947
Prosus NV:
3.061% 7/13/31(d)		685,000	520,728
3.68% 1/21/30(d)		840,000	693,420
4.027% 8/3/50(d)		1,110,000	667,596
4.193% 1/19/32(d)		455,000	372,617
			22,345,775
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		2,927,000	2,734,345
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		8,765,000	8,509,172
Grand Canyon University 4.125% 10/1/24		20,000	18,900
Service Corp. International:
3.375% 8/15/30		20,000	16,650
4% 5/15/31		1,115,000	953,325
4.625% 12/15/27		520,000	492,461
5.125% 6/1/29		700,000	665,000
Sotheby's 7.375% 10/15/27 (d)		1,450,000	1,270,591
TKC Holdings, Inc. 10.5% 5/15/29 (d)		20,000	13,450
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		3,330,000	2,970,750
			17,644,644
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		1,115,000	1,022,512
4% 10/15/30(d)		2,149,000	1,844,860
4.375% 1/15/28(d)		20,000	18,361
5.75% 4/15/25(d)		560,000	558,350
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,755,000	3,286,376
Aramark Services, Inc.:
5% 4/1/25(d)		20,000	19,505
5% 2/1/28(d)		1,338,000	1,264,544
6.375% 5/1/25(d)		3,155,000	3,131,338
Boyd Gaming Corp.:
4.75% 12/1/27		20,000	18,948
4.75% 6/15/31(d)		20,000	17,787
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		40,000	34,484
6.25% 7/1/25(d)		2,570,000	2,562,248
7% 2/15/30(d)		2,410,000	2,421,052
8.125% 7/1/27(d)		3,557,000	3,624,548
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		2,625,000	2,638,364
Carnival Corp.:
5.75% 3/1/27(d)		4,965,000	4,250,217
6% 5/1/29(d)		2,225,000	1,850,004
6.65% 1/15/28		225,000	187,748
7.625% 3/1/26(d)		4,300,000	4,076,908
10.5% 2/1/26(d)		500,000	519,587
10.5% 6/1/30(d)		3,145,000	3,155,970
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		60,000	64,946
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		20,000	19,067
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		500,000	436,410
6.75% 1/15/30(d)		2,430,000	1,977,285
Garden SpinCo Corp. 8.625% 7/20/30 (d)		580,000	627,659
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	687,624
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		2,450,000	2,453,063
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		4,895,000	4,047,487
3.75% 5/1/29(d)		370,000	326,555
4% 5/1/31(d)		2,360,000	2,036,826
4.875% 1/15/30		20,000	18,594
5.75% 5/1/28(d)		230,000	226,826
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		795,000	674,760
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,210,000	2,399,303
International Game Technology PLC:
4.125% 4/15/26(d)		20,000	19,024
5.25% 1/15/29(d)		20,000	18,924
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		700,000	614,537
Las Vegas Sands Corp.:
2.9% 6/25/25		520,000	486,157
3.2% 8/8/24		20,000	19,289
3.5% 8/18/26		520,000	481,576
3.9% 8/8/29		20,000	17,691
Life Time, Inc. 8% 4/15/26 (d)		1,950,000	1,923,204
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		1,755,000	1,340,769
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		225,000	192,789
4.75% 1/15/28		775,000	691,840
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,410,546
3.6% 7/1/30		4,224,000	3,946,408
Meituan:
2.125% 10/28/25(d)		995,000	909,990
3.05% 10/28/30(d)		665,000	525,059
Melco Resorts Finance Ltd.:
4.875% 6/6/25(d)		20,000	18,614
5.375% 12/4/29(d)		40,000	31,949
5.625% 7/17/27(d)		20,000	17,537
MGM China Holdings Ltd.:
5.25% 6/18/25(d)		20,000	18,991
5.375% 5/15/24(d)		20,000	19,639
5.875% 5/15/26(d)		20,000	18,866
MGM Resorts International:
4.625% 9/1/26		20,000	18,903
5.75% 6/15/25		20,000	19,865
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	931,750
NCL Corp. Ltd.:
3.625% 12/15/24(d)		20,000	19,115
5.875% 3/15/26(d)		690,000	625,931
5.875% 2/15/27(d)		20,000	18,969
7.75% 2/15/29(d)		1,480,000	1,338,619
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	404,938
Premier Entertainment Sub LLC 5.875% 9/1/31 (d)		20,000	13,750
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		2,850,000	2,611,636
5.375% 7/15/27(d)		1,095,000	1,008,996
5.5% 8/31/26(d)		3,920,000	3,685,424
5.5% 4/1/28(d)		3,635,000	3,344,165
7.25% 1/15/30(d)		640,000	645,711
11.625% 8/15/27(d)		520,000	564,107
Scientific Games Corp.:
7% 5/15/28(d)		20,000	19,774
7.25% 11/15/29(d)		20,000	19,875
8.625% 7/1/25(d)		20,000	20,427
Six Flags Entertainment Corp. 5.5% 4/15/27 (d)		20,000	18,901
Station Casinos LLC 4.5% 2/15/28 (d)		1,190,000	1,058,947
Studio City Finance Ltd.:
5% 1/15/29(d)		20,000	14,475
6% 7/15/25(d)		20,000	18,123
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	338,508
Times Square Hotel Trust 8.528% 8/1/26 (d)		351,927	348,437
Viking Cruises Ltd. 5.875% 9/15/27 (d)		20,000	17,625
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	414,438
Voc Escrow Ltd. 5% 2/15/28 (d)		670,000	603,090
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,337,574
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	3,823,052
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,234,038
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (d)		40,000	39,217
Wynn Macau Ltd.:
5.5% 1/15/26(d)		20,000	18,294
5.625% 8/26/28(d)		40,000	33,700
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (d)		640,000	639,897
Yum! Brands, Inc.:
3.625% 3/15/31		660,000	563,162
4.625% 1/31/32		2,610,000	2,371,438
4.75% 1/15/30(d)		520,000	488,299
5.375% 4/1/32		510,000	483,155
			97,399,840
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	271,692
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		690,000	581,173
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.25% 9/15/27 (d)		20,000	17,903
Newell Brands, Inc.:
4.7% 4/1/26		660,000	612,157
4.875% 6/1/25		20,000	19,034
6% 4/1/46(h)		510,000	371,593
6.375% 9/15/27		620,000	589,676
6.625% 9/15/29		715,000	674,781
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		565,000	560,497
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,611,569
TopBuild Corp. 4.125% 2/15/32 (d)		990,000	831,085
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		35,000	34,624
TRI Pointe Homes, Inc. 5.7% 6/15/28		255,000	246,837
			6,422,621
Leisure Products - 0.0%
Mattel, Inc.:
3.375% 4/1/26(d)		3,205,000	2,939,821
3.75% 4/1/29(d)		4,375,000	3,815,377
5.45% 11/1/41		510,000	424,305
5.875% 12/15/27(d)		2,075,000	2,021,918
			9,201,421
Specialty Retail - 0.5%
Asbury Automotive Group, Inc.:
4.625% 11/15/29(d)		20,000	17,629
4.75% 3/1/30		20,000	17,518
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,554,466
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,328,358
4% 4/15/30		11,145,000	10,392,632
4.75% 8/1/32		15,000,000	14,603,724
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		40,000	38,114
6.694% 1/15/27		480,000	481,937
Carvana Co.:
4.875% 9/1/29(d)		1,190,000	596,754
5.5% 4/15/27(d)		1,550,000	922,929
5.875% 10/1/28(d)		910,000	519,210
10.25% 5/1/30(d)		240,000	161,542
Foot Locker, Inc. 4% 10/1/29 (d)		840,000	630,100
Gap, Inc. 3.875% 10/1/31 (d)		20,000	13,796
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (d)		20,000	19,997
LBM Acquisition LLC 6.25% 1/15/29 (d)		2,695,000	2,133,928
Lithia Motors, Inc.:
3.875% 6/1/29(d)		20,000	17,231
4.625% 12/15/27(d)		20,000	18,513
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,369,463
3.75% 4/1/32		27,423,000	24,879,665
4.45% 4/1/62		20,496,000	16,086,988
4.5% 4/15/30		8,031,000	7,849,059
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,020,000	785,400
7.875% 5/1/29(d)		825,000	506,913
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,359,383
Penske Automotive Group, Inc.:
3.5% 9/1/25		20,000	19,012
3.75% 6/15/29		20,000	17,131
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		20,000	19,416
QVC, Inc.:
4.45% 2/15/25		20,000	17,000
4.75% 2/15/27		20,000	12,280
Sally Holdings LLC 5.625% 12/1/25		1,360,000	1,343,000
Valvoline, Inc. 4.25% 2/15/30 (d)		1,255,000	1,231,316
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,900,000	1,613,318
Victoria's Secret & Co. 4.625% 7/15/29 (d)		1,680,000	1,289,102
			93,866,824
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc.:
4.125% 8/15/31(d)		840,000	683,554
4.25% 3/15/29(d)		500,000	430,660
Hanesbrands, Inc. 4.875% 5/15/26 (d)		520,000	484,315
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		410,000	345,532
Levi Strauss & Co. 3.5% 3/1/31 (d)		835,000	690,136
The William Carter Co. 5.625% 3/15/27 (d)		500,000	488,200
Wolverine World Wide, Inc. 4% 8/15/29 (d)		2,280,000	1,818,756
			4,941,153
TOTAL CONSUMER DISCRETIONARY			286,721,846

CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	12,842,172
4.9% 2/1/46		16,343,000	15,520,862
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	175,000	227,503
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		10,214,000	9,414,101
5.45% 1/23/39		9,200,000	9,553,422
5.55% 1/23/49		21,036,000	21,998,345
5.8% 1/23/59 (Reg. S)		22,287,000	24,058,048
Central American Bottling Corp. 5.25% 4/27/29 (d)		845,000	784,952
Constellation Brands, Inc. 4.75% 5/9/32		20,000,000	19,497,389
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		2,595,000	2,232,089
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		6,830,000	5,697,410
			121,826,293
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(d)		345,000	319,877
3.5% 3/15/29(d)		3,170,000	2,756,246
4.625% 1/15/27(d)		20,000	19,017
4.875% 2/15/30(d)		1,860,000	1,701,900
C&S Group Enterprises LLC 5% 12/15/28 (d)		2,070,000	1,607,127
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,065,000	950,193
Performance Food Group, Inc.:
4.25% 8/1/29(d)		20,000	17,658
5.5% 10/15/27(d)		1,314,000	1,263,422
6.875% 5/1/25(d)		500,000	501,110
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		522,000	494,611
Sysco Corp.:
5.95% 4/1/30		4,765,000	5,026,631
6.6% 4/1/50		7,190,000	8,018,237
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	2,850,000	3,317,461
U.S. Foods, Inc.:
4.625% 6/1/30(d)		580,000	522,072
4.75% 2/15/29(d)		1,655,000	1,509,429
United Natural Foods, Inc. 6.75% 10/15/28 (d)		255,000	237,839
			28,262,830
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (d)		990,000	926,454
B&G Foods, Inc. 5.25% 4/1/25		20,000	18,846
Camposol SA 6% 2/3/27 (d)		450,000	280,125
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		510,000	462,606
Darling Ingredients, Inc.:
5.25% 4/15/27(d)		20,000	19,442
6% 6/15/30(d)		850,000	836,377
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		17,765,000	15,522,169
3% 5/15/32(d)		18,025,000	13,788,170
3.625% 1/15/32(d)		27,395,000	22,165,478
5.125% 2/1/28(d)		7,390,000	7,121,156
5.5% 1/15/30(d)		5,555,000	5,277,694
5.75% 4/1/33(d)		15,215,000	14,188,748
JDE Peet's BV 2.25% 9/24/31 (d)		3,800,000	2,953,427
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		3,330,000	2,965,472
4.375% 1/31/32(d)		660,000	585,462
MARB BondCo PLC 3.95% 1/29/31 (d)		620,000	447,950
Pilgrim's Pride Corp.:
3.5% 3/1/32		640,000	511,424
4.25% 4/15/31		810,000	691,842
5.875% 9/30/27(d)		520,000	509,437
Post Holdings, Inc.:
4.5% 9/15/31(d)		40,000	33,851
4.625% 4/15/30(d)		1,275,000	1,116,510
5.5% 12/15/29(d)		2,009,000	1,867,812
5.625% 1/15/28(d)		20,000	19,284
5.75% 3/1/27(d)		1,000,000	980,682
TreeHouse Foods, Inc. 4% 9/1/28		735,000	632,482
			93,922,900
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 10/15/30		20,000	16,776
Energizer Holdings, Inc. 4.375% 3/31/29 (d)		20,000	17,125
			33,901
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		510,000	517,074
Coty, Inc.:
5% 4/15/26(d)		20,000	19,207
6.5% 4/15/26(d)		20,000	19,690
Edgewell Personal Care Co. 5.5% 6/1/28 (d)		20,000	18,700
Natura Cosmeticos SA 4.125% 5/3/28 (d)		415,000	348,600
Prestige Brands, Inc. 3.75% 4/1/31 (d)		20,000	16,459
			939,730
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,447,046
4.5% 5/2/43		7,299,000	5,724,761
4.8% 2/14/29		1,994,000	1,950,054
5.375% 1/31/44		13,161,000	12,183,102
5.95% 2/14/49		2,582,000	2,392,162
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		8,401,000	7,873,518
4.25% 7/21/25(d)		6,702,000	6,456,918
6.125% 7/27/27(d)		7,555,000	7,684,036
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,237,901
5.7% 8/15/35		1,538,000	1,438,973
5.85% 8/15/45		12,953,000	11,316,651
6.15% 9/15/43		1,637,000	1,558,125
7.25% 6/15/37		1,835,000	1,929,802
			74,193,049
TOTAL CONSUMER STAPLES			319,178,703

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		20,000	19,110
CGG SA 8.75% 4/1/27 (d)		1,750,000	1,509,375
Guara Norte SARL 5.198% 6/15/34 (d)		860,489	718,669
Halliburton Co.:
3.8% 11/15/25		86,000	83,673
4.85% 11/15/35		3,103,000	2,933,306
Jonah Energy Parent LLC 12% 11/5/25 (b)(c)		808,041	791,880
Nabors Industries Ltd. 7.25% 1/15/26 (d)		20,000	18,233
Nabors Industries, Inc. 7.375% 5/15/27 (d)		20,000	18,790
NuStar Logistics LP:
5.625% 4/28/27		20,000	18,932
5.75% 10/1/25		20,000	19,533
Oleoducto Central SA 4% 7/14/27 (d)		802,000	683,104
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,024,000	2,061,950
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	411,450
Summit Midstream Holdings LLC 9% (d)(i)		20,000	19,058
Technip Energies NV 1.125% 5/28/28	EUR	2,255,000	2,074,730
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		903,000	915,303
8.375% 11/7/28(d)		260,000	272,561
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		926,250	904,252
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)		20,000	20,254
Transocean, Inc.:
7.25% 11/1/25(d)		645,000	606,300
7.5% 1/15/26(d)		1,250,000	1,157,813
8% 2/1/27(d)		2,675,000	2,380,750
8.75% 2/15/30(d)		1,605,000	1,604,198
U.S.A. Compression Partners LP:
6.875% 4/1/26		20,000	19,021
6.875% 9/1/27		20,000	18,731
Valaris Ltd. 8.375% 4/30/30 (d)		1,810,000	1,797,149
Weatherford International Ltd.:
6.5% 9/15/28(d)		20,000	19,814
8.625% 4/30/30(d)		40,000	40,194
			21,138,133
Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		20,000	18,387
5.75% 3/1/27(d)		1,140,000	1,092,300
5.75% 1/15/28(d)		20,000	19,075
7.875% 5/15/26(d)		1,140,000	1,155,490
Antero Resources Corp.:
5.375% 3/1/30(d)		20,000	18,387
7.625% 2/1/29(d)		500,000	508,646
Apache Corp.:
4.25% 1/15/30		1,075,000	964,813
5.1% 9/1/40		1,155,000	949,988
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (d)		20,000	19,171
Buckeye Partners LP 3.95% 12/1/26		20,000	17,828
California Resources Corp. 7.125% 2/1/26 (d)		880,000	893,200
Callon Petroleum Co. 8% 8/1/28 (d)		20,000	19,557
Canadian Natural Resources Ltd.:
2.95% 7/15/30		12,000,000	10,378,888
5.85% 2/1/35		3,955,000	3,865,295
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	8,657,883
5.4% 6/15/47		2,296,000	2,057,739
6.75% 11/15/39		1,902,000	1,987,657
Centennial Resource Production LLC:
5.875% 7/1/29(d)		1,855,000	1,725,150
7.75% 2/15/26(d)		910,000	915,319
Cheniere Energy Partners LP:
3.25% 1/31/32		2,435,000	1,992,241
4% 3/1/31		1,285,000	1,130,914
Cheniere Energy, Inc. 4.625% 10/15/28		560,000	525,530
Chesapeake Energy Corp. 6.75% 4/15/29 (d)		20,000	19,554
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	675,844
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		2,900,000	2,791,250
7% 6/15/25(d)		4,260,000	4,184,342
CNX Resources Corp.:
6% 1/15/29(d)		20,000	18,469
7.25% 3/14/27(d)		640,000	631,624
7.375% 1/15/31(d)		1,350,000	1,299,412
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,679,314
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,545,000	1,288,133
6.75% 3/1/29(d)		1,990,000	1,739,270
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		20,000	17,824
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		8,202,000	7,734,893
5.75% 4/1/25		3,967,000	3,890,913
6% 2/1/29(d)		580,000	536,570
7.375% 2/1/31(d)		1,235,000	1,212,214
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		1,580,000	1,481,250
5.625% 10/15/25(d)		200,000	196,000
CVR Energy, Inc.:
5.25% 2/15/25(d)		3,700,000	3,520,846
5.75% 2/15/28(d)		4,053,000	3,406,465
DCP Midstream Operating LP:
5.125% 5/15/29		7,248,000	7,042,791
6.45% 11/3/36(d)		4,987,000	5,026,667
Delek Logistics Partners LP 7.125% 6/1/28 (d)		2,852,000	2,595,320
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,870,000	1,855,975
DT Midstream, Inc.:
4.125% 6/15/29(d)		1,185,000	1,027,633
4.375% 6/15/31(d)		660,000	555,079
Ecopetrol SA:
4.625% 11/2/31		600,000	453,000
8.875% 1/13/33		1,010,000	982,553
EG Global Finance PLC:
6.75% 2/7/25(d)		3,310,000	3,181,142
8.5% 10/30/25(d)		7,615,000	7,342,611
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		2,530,000	2,149,393
Empresa Nacional de Petroleo 6.15% 5/10/33 (d)		545,000	539,823
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,619,634
4.25% 12/1/26		2,805,000	2,727,601
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		2,219,000	2,191,263
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,095,000	1,006,086
Energean PLC 6.5% 4/30/27 (d)		770,000	693,626
Energy Transfer LP:
3.75% 5/15/30		24,728,000	22,396,493
3.9% 5/15/24(f)		1,542,000	1,514,105
4.2% 9/15/23		2,098,000	2,087,149
4.5% 4/15/24		2,483,000	2,458,442
4.95% 6/15/28		7,159,000	6,994,125
5% 5/15/50		21,347,000	17,462,090
5.25% 4/15/29		4,040,000	3,988,650
5.4% 10/1/47		19,219,000	16,522,387
5.8% 6/15/38		3,992,000	3,805,815
6% 6/15/48		3,699,000	3,405,017
6.125% 12/15/45		900,000	838,682
6.25% 4/15/49		2,774,000	2,639,992
EnLink Midstream LLC:
5.375% 6/1/29		20,000	18,948
5.625% 1/15/28(d)		2,155,000	2,075,988
6.5% 9/1/30(d)		1,205,000	1,197,551
EnLink Midstream Partners LP:
4.15% 6/1/25		625,000	603,125
4.85% 7/15/26		1,130,000	1,093,230
EQM Midstream Partners LP:
4% 8/1/24		1,555,000	1,511,237
4.75% 1/15/31(d)		540,000	463,417
6% 7/1/25(d)		145,000	143,418
6.5% 7/1/27(d)		620,000	605,650
6.5% 7/15/48		260,000	212,389
Exxon Mobil Corp. 3.482% 3/19/30		26,000,000	24,524,190
FEL Energy VI SARL 5.75% 12/1/40 (d)		383,439	327,553
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		479,034	407,718
2.625% 3/31/36(d)		2,575,000	2,087,842
Genesis Energy LP/Genesis Energy Finance Corp.:
6.5% 10/1/25		20,000	19,634
7.75% 2/1/28		20,000	19,224
GeoPark Ltd. 5.5% 1/17/27 (d)		1,020,000	821,100
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		615,000	565,277
7% 8/1/27		2,877,000	2,761,920
Golar LNG Ltd. 7% 10/20/25 (d)		1,365,000	1,360,990
Harvest Midstream I LP 7.5% 9/1/28 (d)		765,000	731,500
Hess Corp.:
4.3% 4/1/27		11,010,000	10,664,562
5.6% 2/15/41		10,536,000	9,925,246
5.8% 4/1/47		13,479,000	12,916,358
7.125% 3/15/33		2,041,000	2,226,364
7.3% 8/15/31		4,951,000	5,432,704
7.875% 10/1/29		8,500,000	9,465,888
Hess Midstream Partners LP:
4.25% 2/15/30(d)		800,000	693,232
5.125% 6/15/28(d)		2,915,000	2,729,169
5.5% 10/15/30(d)		640,000	579,962
5.625% 2/15/26(d)		3,025,000	2,968,281
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,650,000	2,441,261
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	502,452
ITT Holdings LLC 6.5% 8/1/29 (d)		20,000	15,950
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		645,000	482,258
5.375% 4/24/30(d)		370,000	334,226
5.75% 4/19/47(d)		250,000	191,766
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		15,589,000	14,017,710
6.55% 9/15/40		686,000	695,652
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,485,810
5.55% 6/1/45		4,783,000	4,338,041
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,695,000	2,356,946
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(d)		1,200,000	1,164,000
6.5% 6/30/27 (Reg. S)(d)		115,000	109,101
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,838,098	1,340,663
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		890,000	778,083
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		575,000	548,334
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		700,000	680,663
MEG Energy Corp.:
5.875% 2/1/29(d)		20,000	18,886
7.125% 2/1/27(d)		500,000	508,950
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(e)		4,592,000	0
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (d)		20,000	18,429
MPLX LP:
4.8% 2/15/29		2,198,000	2,139,272
4.875% 12/1/24		4,860,000	4,803,547
4.95% 9/1/32		14,675,000	14,066,549
5.5% 2/15/49		6,593,000	5,877,589
Murphy Oil Corp. 6.375% 7/15/28		20,000	19,695
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31(d)		647,000	546,510
4.75% 9/15/29		20,000	18,304
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(e)		955,000	382,000
7.625% 11/8/26(d)		305,000	73,200
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		17,445,000	15,460,554
6.75% 9/15/25(d)		11,969,000	11,018,408
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		1,775,000	1,695,976
Northern Oil & Gas, Inc.:
8.125% 3/1/28(d)		2,050,000	1,994,630
8.75% 6/15/31(d)		630,000	616,231
Nostrum Oil & Gas Finance BV:
5% 6/30/26(d)		899,000	629,300
14% 6/30/26 pay-in-kind(d)(f)		1,242,246	447,209
Occidental Petroleum Corp.:
4.2% 3/15/48		640,000	474,854
4.4% 4/15/46		1,920,000	1,454,400
4.4% 8/15/49		895,000	666,775
4.5% 7/15/44		1,575,000	1,220,625
5.5% 12/1/25		635,000	632,270
5.55% 3/15/26		10,081,000	10,055,798
5.875% 9/1/25		925,000	926,156
6.125% 1/1/31		1,400,000	1,422,750
6.45% 9/15/36		10,256,000	10,435,480
6.6% 3/15/46		10,444,000	10,707,189
6.625% 9/1/30		5,930,000	6,182,025
7.5% 5/1/31		15,894,000	17,262,473
7.875% 9/15/31		465,000	514,383
7.95% 6/15/39		320,000	357,600
8.5% 7/15/27		20,000	21,907
8.875% 7/15/30		2,765,000	3,186,386
Parkland Corp.:
4.5% 10/1/29(d)		20,000	17,292
4.625% 5/1/30(d)		2,045,000	1,767,903
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		40,000	39,866
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		353,900	7,078
6% 5/16/24(d)(e)		1,847,331	39,718
6% 11/15/26(d)(e)		1,619,833	32,397
12.75% 12/31/49(d)(e)		98,000	2,303
Petroleos Mexicanos:
4.5% 1/23/26		13,054,000	11,552,921
5.95% 1/28/31		38,105,000	27,212,686
6.35% 2/12/48		31,726,000	18,313,834
6.49% 1/23/27		14,935,000	12,860,902
6.5% 3/13/27		42,674,000	36,812,726
6.5% 6/2/41		255,000	155,917
6.625% 6/15/35		3,392,000	2,292,992
6.7% 2/16/32		11,667,000	8,700,665
6.75% 9/21/47		18,053,000	10,856,894
6.84% 1/23/30		33,047,000	25,652,734
6.875% 10/16/25		575,000	553,863
6.875% 8/4/26		1,070,000	973,031
6.95% 1/28/60		16,303,000	9,653,821
7.69% 1/23/50		31,233,000	20,137,477
Petronas Capital Ltd.:
3.404% 4/28/61(d)		780,000	557,359
3.5% 4/21/30(d)		335,000	312,974
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		575,000	540,967
Phillips 66 Co. 3.85% 4/9/25		1,307,000	1,276,014
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,378,948
3.6% 11/1/24		2,794,000	2,710,411
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,565,000	1,502,693
PT Pertamina Persero 4.175% 1/21/50 (d)		405,000	314,078
Qatar Petroleum:
1.375% 9/12/26(d)		2,205,000	1,989,549
2.25% 7/12/31(d)		2,080,000	1,753,440
3.125% 7/12/41(d)		2,485,000	1,868,099
3.3% 7/12/51(d)		1,545,000	1,107,379
Range Resources Corp.:
4.75% 2/15/30(d)		20,000	18,072
4.875% 5/15/25		520,000	509,748
8.25% 1/15/29		500,000	520,738
Rockies Express Pipeline LLC:
3.6% 5/15/25(d)		20,000	18,950
4.8% 5/15/30(d)		110,000	94,995
4.95% 7/15/29(d)		1,290,000	1,157,465
6.875% 4/15/40(d)		490,000	421,400
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,260,000	1,149,593
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	16,478,691
Saudi Arabian Oil Co.:
2.25% 11/24/30(d)		1,880,000	1,571,915
3.25% 11/24/50(d)		1,205,000	835,065
3.5% 4/16/29(d)		2,140,000	1,990,601
3.5% 11/24/70(d)		645,000	424,208
4.25% 4/16/39(d)		2,995,000	2,656,752
Sibur Securities DAC 2.95% 7/8/25 (d)(e)		330,000	240,075
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		530,000	483,180
2.7% 5/13/30(d)		325,000	293,475
SM Energy Co. 5.625% 6/1/25		845,000	815,383
Southwestern Energy Co.:
4.75% 2/1/32		1,190,000	1,029,561
5.375% 3/15/30		20,000	18,383
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,460,000	1,299,676
5.875% 3/15/28		1,270,000	1,223,219
6% 4/15/27		20,000	19,670
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		3,863,000	3,487,787
6% 3/1/27(d)		5,215,000	4,876,202
6% 12/31/30(d)		5,380,000	4,673,767
6% 9/1/31(d)		2,615,000	2,223,848
7.5% 10/1/25(d)		5,155,000	5,142,113
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		1,285,000	1,182,348
Teine Energy Ltd. 6.875% 4/15/29 (d)		500,000	456,464
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	714,937
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	16,531,854
4% 9/15/25		1,089,000	1,058,614
4.5% 11/15/23		2,658,000	2,643,695
4.65% 8/15/32		34,934,000	33,049,225
5.3% 8/15/52		3,368,000	3,039,460
5.75% 6/24/44		6,964,000	6,666,817
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	1,978,999
Tullow Oil PLC:
7% 3/1/25(d)		455,000	243,510
10.25% 5/15/26(d)		1,300,000	959,563
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	159,500
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,420,000	2,975,498
4.125% 8/15/31(d)		1,375,000	1,185,359
6.25% 1/15/30(d)		1,640,000	1,625,860
Western Gas Partners LP:
3.35% 2/1/25		2,712,000	2,587,727
3.95% 6/1/25		2,404,000	2,311,965
4.3% 2/1/30		20,000	17,782
4.65% 7/1/26		2,854,000	2,752,784
4.75% 8/15/28		2,108,000	1,990,565
5.3% 3/1/48		640,000	518,432
5.5% 8/15/48		385,000	314,405
5.5% 2/1/50		1,280,000	1,021,133
YPF SA:
8.5% 3/23/25(d)		408,500	371,301
8.75% 4/4/24(d)		640,400	602,096
			805,417,038
TOTAL ENERGY			826,555,171

FINANCIALS - 13.6%
Banks - 5.9%
Access Bank PLC 6.125% 9/21/26 (d)		1,015,000	802,358
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(f)	EUR	1,000,000	1,003,526
2.25% 4/4/28 (Reg. S)(f)	EUR	5,000,000	4,864,671
2.875% 5/30/31 (Reg. S)(f)	EUR	3,285,000	3,187,844
3.625% 7/4/26 (Reg. S)(f)	EUR	1,800,000	1,890,681
4.625% 7/23/29 (Reg. S)(f)	EUR	300,000	316,050
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	1,750,000	1,621,072
Bank of America Corp.:
2.299% 7/21/32(f)		18,130,000	14,447,138
3.419% 12/20/28(f)		8,456,000	7,776,072
3.5% 4/19/26		7,461,000	7,187,843
3.705% 4/24/28(f)		11,813,000	11,104,061
3.864% 7/23/24(f)		24,740,000	24,664,111
3.95% 4/21/25		6,226,000	6,064,682
4.1% 7/24/23		4,167,000	4,154,563
4.2% 8/26/24		14,710,000	14,468,828
4.25% 10/22/26		5,344,000	5,169,475
4.376% 4/27/28(f)		20,000,000	19,337,416
4.45% 3/3/26		3,050,000	2,982,513
4.571% 4/27/33(f)		10,000,000	9,393,516
5.015% 7/22/33(f)		121,493,000	118,754,700
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	5,545,000	5,158,739
2.029% 9/30/27(d)(f)		4,565,000	3,966,672
2.375% 10/14/29 (Reg. S)(f)	EUR	2,960,000	3,014,074
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		390,000	376,789
Barclays PLC:
2.852% 5/7/26(f)		17,739,000	16,668,984
4.375% 1/12/26		9,104,000	8,792,693
5.088% 6/20/30(f)		14,797,000	13,739,294
5.2% 5/12/26		6,970,000	6,763,414
5.262% 1/29/34 (Reg. S)(f)	EUR	940,000	1,014,416
5.746% 8/9/33(f)		1,073,000	1,036,832
5.829% 5/9/27(f)		23,950,000	23,896,973
6.224% 5/9/34(f)		14,092,000	14,227,217
7.437% 11/2/33(f)		950,000	1,035,604
8.407% 11/14/32 (Reg. S)(f)	GBP	1,350,000	1,704,472
BNP Paribas SA:
2.159% 9/15/29(d)(f)		5,025,000	4,222,430
2.219% 6/9/26(d)(f)		15,515,000	14,399,858
2.5% 3/31/32 (Reg. S)(f)	EUR	3,800,000	3,645,173
4.125% 5/24/33 (Reg. S)	EUR	3,500,000	3,757,581
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	3,400,000	3,064,423
Citigroup, Inc.:
3.352% 4/24/25(f)		9,970,000	9,744,336
4.3% 11/20/26		3,067,000	2,959,495
4.4% 6/10/25		18,137,000	17,712,050
4.412% 3/31/31(f)		22,342,000	21,131,525
4.45% 9/29/27		10,486,000	10,075,647
4.6% 3/9/26		4,812,000	4,694,926
4.91% 5/24/33(f)		54,777,000	53,254,341
5.5% 9/13/25		8,473,000	8,471,096
5.875% 7/1/24 (Reg. S)	GBP	850,000	1,049,216
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	3,979,501
Commerzbank AG 8.625% 2/28/33 (Reg. S) (f)	GBP	400,000	488,741
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	4,539,263
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	900,000	1,054,375
4.875% 10/23/29 (Reg. S)	GBP	600,000	713,545
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	2,290,000	2,421,343
4.625% 4/13/27 (Reg. S)(f)	GBP	1,000,000	1,197,466
5.375% 1/12/24 (Reg. S)		5,350,000	5,308,090
Discover Bank 4.2% 8/8/23		6,479,000	6,453,861
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		2,695,000	2,663,244
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (d)		20,000	17,500
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,211,197
4.787% 3/10/32 (Reg. S)(f)	EUR	2,340,000	2,527,609
4.856% 5/23/33 (Reg. S)(f)	EUR	3,000,000	3,245,822
4.95% 3/31/30		3,002,000	2,933,811
5.402% 8/11/33(f)		540,000	528,472
7.39% 11/3/28(f)		1,700,000	1,815,990
8.201% 11/16/34 (Reg. S)(f)	GBP	1,900,000	2,448,591
ING Groep NV 4.75% 5/23/34 (Reg. S) (f)	EUR	4,800,000	5,168,585
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		3,181,000	2,877,602
4.198% 6/1/32(d)(f)		2,306,000	1,744,747
5.017% 6/26/24(d)		9,040,000	8,793,291
5.71% 1/15/26(d)		32,509,000	30,945,566
JPMorgan Chase & Co.:
2.956% 5/13/31(f)		9,435,000	8,060,413
3.797% 7/23/24(f)		25,215,000	25,142,005
3.875% 9/10/24		12,990,000	12,736,723
4.125% 12/15/26		11,765,000	11,519,939
4.323% 4/26/28(f)		25,000,000	24,334,075
4.452% 12/5/29(f)		20,700,000	19,976,024
4.493% 3/24/31(f)		30,800,000	29,726,907
4.586% 4/26/33(f)		73,217,000	70,214,288
4.912% 7/25/33(f)		53,314,000	52,428,593
5.717% 9/14/33(f)		22,300,000	22,566,842
Jyske Bank A/S 5% 10/26/28 (f)	EUR	1,100,000	1,176,785
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	880,000	1,091,983
1.75% 7/11/24 (Reg. S)	GBP	910,000	1,081,458
Lloyds Banking Group PLC:
1.985% 12/15/31(f)	GBP	1,840,000	1,931,342
4.5% 1/11/29 (Reg. S)(f)	EUR	1,170,000	1,254,512
4.976% 8/11/33(f)		540,000	510,971
Magyar Export-Import Bank 6.125% 12/4/27 (d)		340,000	336,983
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		525,000	484,247
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	3,085,000	3,221,922
3.073% 5/22/28(f)		9,805,000	8,910,533
3.619% 3/29/29 (Reg. S)(f)	GBP	2,830,000	3,107,171
3.622% 8/14/30 (Reg. S)(f)	GBP	1,055,000	1,221,814
4.8% 4/5/26		9,111,000	8,980,784
7.416% 6/6/33 (Reg. S)(f)	GBP	1,550,000	1,915,744
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	3,200,000	3,425,248
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	1,600,000	1,696,801
4.375% 8/4/25		9,413,000	9,166,099
Societe Generale:
1.038% 6/18/25(d)(f)		36,500,000	34,373,553
1.488% 12/14/26(d)(f)		18,670,000	16,452,363
4.25% 4/14/25(d)		1,800,000	1,722,887
4.75% 11/24/25(d)		400,000	379,937
6.691% 1/10/34(d)(f)		1,000,000	1,024,377
Synchrony Bank:
5.4% 8/22/25		14,157,000	13,490,163
5.625% 8/23/27		12,818,000	11,967,286
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	3,350,000	3,133,786
5.459% 6/30/35(d)(f)		20,000	16,867
5.861% 6/19/32(d)(f)		1,500,000	1,358,467
7.296% 4/2/34(d)(f)		20,000	19,023
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	1,840,000	2,089,164
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	880,000	1,073,385
2.406% 10/30/25(f)		9,442,000	9,021,297
3.526% 3/24/28(f)		19,749,000	18,510,121
4.478% 4/4/31(f)		30,867,000	29,376,103
4.897% 7/25/33(f)		70,571,000	68,075,805
5.013% 4/4/51(f)		34,319,000	31,401,428
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	850,000	1,055,617
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	6,676,957
			1,190,286,394
Capital Markets - 3.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,289,445
4.25% 2/15/24		5,321,000	5,257,411
AG Issuer LLC 6.25% 3/1/28 (d)		20,000	18,440
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	23,912,297
4.2% 6/10/24		17,909,000	17,463,996
AssuredPartners, Inc.:
5.625% 1/15/29(d)		1,015,000	878,192
7% 8/15/25(d)		20,000	19,720
Coinbase Global, Inc.:
3.375% 10/1/28(d)		1,595,000	1,005,482
3.625% 10/1/31(d)		2,345,000	1,365,906
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	2,000,000	1,958,291
2.593% 9/11/25(d)(f)		21,556,000	20,287,645
3.75% 3/26/25		7,059,000	6,628,401
3.8% 6/9/23		13,301,000	13,274,398
3.869% 1/12/29(d)(f)		6,719,000	5,998,537
4.194% 4/1/31(d)(f)		21,526,000	18,918,986
4.207% 6/12/24(d)(f)		10,289,000	10,153,700
4.282% 1/9/28(d)		3,350,000	3,062,403
6.5% 8/8/23 (Reg. S)		1,105,000	1,077,375
6.537% 8/12/33(d)(f)		30,000,000	30,617,100
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	1,900,000	1,874,713
4% 6/24/32 (Reg. S)(f)	EUR	4,200,000	3,981,532
4.1% 1/13/26		3,085,000	2,931,344
4.5% 4/1/25		43,904,000	40,984,217
6.125% 12/12/30 (Reg. S)(f)	GBP	3,600,000	4,212,276
Deutsche Bank AG New York Branch:
3.729% 1/14/32(f)		29,675,000	22,235,388
5.882% 7/8/31(f)		4,150,000	3,587,931
6.72% 1/18/29(f)		10,450,000	10,491,763
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		18,352,000	14,776,499
3.102% 2/24/33(f)		39,245,000	33,279,236
3.691% 6/5/28(f)		72,922,000	68,698,023
3.75% 5/22/25		7,259,000	7,030,628
3.8% 3/15/30		36,810,000	34,121,824
6.75% 10/1/37		3,974,000	4,241,259
Hightower Holding LLC 6.75% 4/15/29 (d)		1,895,000	1,633,224
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		680,000	579,787
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		655,000	532,875
LPL Holdings, Inc.:
4% 3/15/29(d)		20,000	17,562
4.375% 5/15/31(d)		640,000	556,354
4.625% 11/15/27(d)		20,000	18,545
Moody's Corp.:
3.25% 1/15/28		4,181,000	3,935,244
4.875% 2/15/24		3,926,000	3,900,595
Morgan Stanley:
3.125% 7/27/26		39,505,000	37,259,075
3.622% 4/1/31(f)		21,065,000	19,039,803
4.21% 4/20/28(f)		20,000,000	19,282,160
4.431% 1/23/30(f)		8,668,000	8,320,504
4.656% 3/2/29(f)	EUR	1,300,000	1,412,592
4.889% 7/20/33(f)		44,206,000	42,671,447
5% 11/24/25		15,462,000	15,425,352
MSCI, Inc.:
3.25% 8/15/33(d)		1,605,000	1,285,489
3.625% 9/1/30(d)		2,440,000	2,092,439
3.875% 2/15/31(d)		20,000	17,216
4% 11/15/29(d)		3,020,000	2,710,835
UBS Group AG:
1.494% 8/10/27(d)(f)		11,454,000	9,874,732
4.125% 9/24/25(d)		6,852,000	6,580,024
4.75% 3/17/32 (Reg. S)(f)	EUR	1,720,000	1,831,426
4.988% 8/5/33 (Reg. S)(f)		500,000	470,740
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(d)		535,000	425,368
7.875% 5/1/27(d)		535,000	480,398
9.5% 6/1/28(d)		520,000	475,966
			602,464,110
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		21,930,000	20,588,591
2.45% 10/29/26		8,002,000	7,135,434
2.875% 8/14/24		12,392,000	11,903,890
3% 10/29/28		8,382,000	7,267,474
3.3% 1/30/32		18,966,000	15,414,015
4.45% 4/3/26		6,213,000	5,955,292
4.875% 1/16/24		9,923,000	9,836,927
5.75% 6/6/28		10,000,000	9,915,493
6.5% 7/15/25		7,728,000	7,784,868
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,411,285
3.05% 6/5/23		20,571,000	20,558,445
4.75% 6/9/27		25,000,000	23,336,316
5.125% 9/30/24		4,357,000	4,255,021
5.75% 11/20/25		11,050,000	10,731,390
5.8% 5/1/25		11,179,000	11,048,811
6.7% 2/14/33		2,560,000	2,250,861
7.1% 11/15/27		21,840,000	22,312,536
8% 11/1/31		5,892,000	6,143,456
Capital One Financial Corp.:
2.636% 3/3/26(f)		10,020,000	9,384,249
3.273% 3/1/30(f)		12,815,000	10,981,497
3.65% 5/11/27		29,451,000	27,615,082
3.8% 1/31/28		13,624,000	12,618,872
4.927% 5/10/28(f)		27,617,000	26,520,416
4.985% 7/24/26(f)		14,379,000	14,067,119
5.247% 7/26/30(f)		22,350,000	21,172,002
5.268% 5/10/33(f)		10,000,000	9,539,959
Discover Financial Services:
3.95% 11/6/24		5,349,000	5,167,680
4.1% 2/9/27		6,829,000	6,364,318
4.5% 1/30/26		9,265,000	8,979,400
6.7% 11/29/32		3,827,000	3,964,460
First Cash Financial Services, Inc. 5.625% 1/1/30 (d)		20,000	18,163
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.8089% 3/6/26(f)(g)		3,440,000	3,424,730
2.3% 2/10/25		5,680,000	5,301,280
2.9% 2/10/29		3,765,000	3,062,935
3.375% 11/13/25		1,160,000	1,069,923
3.625% 6/17/31		1,755,000	1,419,338
3.81% 1/9/24		40,000	39,231
3.815% 11/2/27		1,190,000	1,055,883
4% 11/13/30		650,000	546,189
4.063% 11/1/24		42,632,000	41,203,338
4.125% 8/17/27		1,415,000	1,278,211
4.271% 1/9/27		40,000	36,699
4.389% 1/8/26		1,240,000	1,165,968
4.95% 5/28/27		12,475,000	11,676,559
5.113% 5/3/29		20,000	18,310
5.125% 6/16/25		620,000	601,097
5.584% 3/18/24		12,456,000	12,378,814
6.86% 6/5/26	GBP	2,140,000	2,627,883
6.95% 3/6/26		4,995,000	5,005,529
7.35% 11/4/27		40,000	40,354
Navient Corp.:
5% 3/15/27		20,000	17,394
5.5% 3/15/29		20,000	16,550
OneMain Finance Corp.:
3.5% 1/15/27		1,370,000	1,138,936
3.875% 9/15/28		3,990,000	3,137,138
4% 9/15/30		20,000	14,757
5.375% 11/15/29		2,020,000	1,651,188
6.625% 1/15/28		20,000	18,101
6.875% 3/15/25		3,080,000	2,967,742
7.125% 3/15/26		3,150,000	3,012,212
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		695,000	651,476
5.1% 7/16/23(d)		390,000	387,563
SLM Corp. 3.125% 11/2/26		20,000	17,146
Synchrony Financial:
3.95% 12/1/27		14,204,000	12,265,448
4.25% 8/15/24		11,783,000	11,184,846
4.375% 3/19/24		11,497,000	11,136,109
5.15% 3/19/29		21,450,000	18,996,328
			515,808,527
Financial Services - 1.3%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(f)	EUR	10,200,000	4,579,168
5% 4/27/27 (Reg. S)	EUR	900,000	355,944
Altus Midstream LP 5.875% 6/15/30 (d)		3,385,000	3,207,288
Blackstone Private Credit Fund:
4.7% 3/24/25		38,436,000	37,090,575
4.875% 4/14/26	GBP	3,960,000	4,425,275
7.05% 9/29/25		18,929,000	18,872,525
Block, Inc.:
2.75% 6/1/26		1,160,000	1,043,873
3.5% 6/1/31		2,935,000	2,397,258
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	4,995,566
4.05% 7/1/30		10,439,000	9,412,915
4.125% 6/15/26		8,538,000	8,047,433
4.125% 5/15/29		10,374,000	9,400,280
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (d)		20,000	17,662
Corebridge Financial, Inc.:
3.5% 4/4/25		4,316,000	4,120,072
3.65% 4/5/27		15,270,000	14,287,575
3.85% 4/5/29		6,037,000	5,442,834
3.9% 4/5/32		7,187,000	6,233,289
4.35% 4/5/42		1,635,000	1,307,535
4.4% 4/5/52		4,834,000	3,679,028
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (d)		1,385,000	1,373,920
Freedom Mortgage Corp.:
7.625% 5/1/26(d)		20,000	17,479
8.25% 4/15/25(d)		20,000	19,106
GACI First Investment 5.25% 10/13/32 (Reg. S)		405,000	416,340
GGAM Finance Ltd.:
7.75% 5/15/26(d)(j)		1,270,000	1,260,158
8% 6/15/28(d)(j)		1,905,000	1,875,949
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,970,000	3,803,044
5.25% 5/15/27		10,219,000	8,405,128
6.25% 5/15/26		9,055,000	7,927,893
Jackson Financial, Inc.:
5.17% 6/8/27		6,781,000	6,484,141
5.67% 6/8/32		46,562,000	44,398,813
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	3,255,000	2,725,590
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		720,000	684,000
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		740,000	671,458
4.375% 11/22/33(d)		545,000	530,694
5.084% 5/22/53(d)		965,000	959,693
5.5% 4/28/33(d)		510,000	541,333
MidCap Financial Issuer Trust 6.5% 5/1/28 (d)		20,000	17,585
MPH Acquisition Holdings LLC:
5.5% 9/1/28(d)		20,000	15,946
5.75% 11/1/28(d)		20,000	14,300
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28(d)		20,000	17,300
5.75% 11/15/31(d)		20,000	16,241
6% 1/15/27(d)		20,000	18,240
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (f)	GBP	1,300,000	1,602,636
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	12,709,824
PennyMac Financial Services, Inc.:
4.25% 2/15/29(d)		20,000	16,076
5.375% 10/15/25(d)		20,000	18,589
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	10,589,084
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	9,795,592
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	221,519
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.625% 3/1/29(d)		20,000	16,493
3.875% 3/1/31(d)		40,000	31,493
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc.:
2.875% 10/15/26(d)		40,000	34,951
4% 10/15/33(d)		510,000	384,094
United Shore Financial Services LLC 5.75% 6/15/27 (d)		20,000	18,037
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,790,000	2,246,977
			258,795,811
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(d)		530,000	445,873
7% 11/15/25(d)		275,000	260,569
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	1,160,000	982,776
3.375% 4/7/30(d)		15,590,000	14,331,962
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		3,470,000	3,121,311
6.75% 10/15/27(d)		645,000	601,148
6.75% 4/15/28(d)		2,545,000	2,496,729
American International Group, Inc. 2.5% 6/30/25		20,400,000	19,335,500
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,400,000	3,927,187
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		13,795,000	13,105,912
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	1,700,000	1,731,569
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		2,769,000	2,595,938
5.75% 8/15/50 (Reg. S)(f)		7,415,000	7,123,857
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,500,000	1,393,952
Five Corners Funding Trust II 2.85% 5/15/30 (d)		24,197,000	20,654,235
GTCR AP Finance, Inc. 8% 5/15/27 (d)		20,000	19,461
HUB International Ltd.:
5.625% 12/1/29(d)		20,000	17,943
7% 5/1/26(d)		960,000	945,593
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	4,362,034
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,643,809
National Financial Partners Corp. 6.875% 8/15/28 (d)		60,000	49,760
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	11,325,477
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	6,045,200
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (f)		6,730,000	5,727,230
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	2,970,000	2,868,530
6.75% 12/2/44 (Reg. S)(f)		3,395,000	3,352,563
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		485,000	458,325
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	4,393,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,136,998
Unum Group:
3.875% 11/5/25		7,835,000	7,430,331
4% 6/15/29		8,872,000	8,331,011
5.75% 8/15/42		9,271,000	8,490,116
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		2,500,000	1,979,635
			167,685,534
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
3.75% 12/31/24(d)		20,000	18,765
4.375% 1/15/27(d)		20,000	16,905
			35,670
TOTAL FINANCIALS			2,735,076,046

HEALTH CARE - 1.9%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		8,379,000	8,444,036
5.25% 3/2/33		9,459,000	9,492,413
5.6% 3/2/43		1,410,000	1,396,551
5.65% 3/2/53		4,467,000	4,468,674
5.75% 3/2/63		8,141,000	8,091,260
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		5,785,000	3,179,526
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		1,610,000	1,361,980
			36,434,440
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (d)		20,000	15,557
Avantor Funding, Inc.:
3.875% 11/1/29(d)		1,585,000	1,382,671
4.625% 7/15/28(d)		1,040,000	961,968
Embecta Corp. 5% 2/15/30 (d)		800,000	669,810
Hologic, Inc. 3.25% 2/15/29 (d)		630,000	550,200
Mozart Borrower LP:
3.875% 4/1/29(d)		700,000	603,718
5.25% 10/1/29(d)		40,000	34,225
Teleflex, Inc.:
4.25% 6/1/28(d)		700,000	643,730
4.625% 11/15/27		20,000	18,918
Werfenlife SA 4.625% 6/6/28 (Reg. S) (j)	EUR	1,400,000	1,499,677
			6,380,474
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,245,000	1,088,830
AMN Healthcare 4% 4/15/29 (d)		625,000	547,075
Cano Health, Inc. 6.25% 10/1/28 (d)		145,000	96,425
Centene Corp.:
2.45% 7/15/28		25,480,000	21,893,945
2.5% 3/1/31		2,000,000	1,600,300
2.625% 8/1/31		7,320,000	5,853,728
3% 10/15/30		1,575,000	1,313,956
3.375% 2/15/30		7,780,000	6,707,994
4.25% 12/15/27		10,435,000	9,806,604
4.625% 12/15/29		16,065,000	14,898,681
Cigna Group:
2.375% 3/15/31		20,000,000	16,701,023
3.05% 10/15/27		5,900,000	5,502,874
4.8% 8/15/38		6,950,000	6,529,213
Community Health Systems, Inc.:
4.75% 2/15/31(d)		5,255,000	3,775,860
5.25% 5/15/30(d)		7,080,000	5,317,914
5.625% 3/15/27(d)		4,190,000	3,586,565
6% 1/15/29(d)		1,810,000	1,459,457
6.125% 4/1/30(d)		2,160,000	1,166,725
6.875% 4/15/29(d)		1,760,000	989,754
8% 3/15/26(d)		3,040,000	2,838,541
8% 12/15/27(d)		2,520,000	2,345,421
CVS Health Corp.:
3% 8/15/26		1,290,000	1,215,955
3.625% 4/1/27		3,769,000	3,604,278
4.78% 3/25/38		10,528,000	9,737,257
5% 1/30/29		6,934,000	6,938,399
5.25% 1/30/31		2,843,000	2,853,786
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		865,000	686,257
4.625% 6/1/30(d)		5,510,000	4,719,014
Encompass Health Corp.:
4.5% 2/1/28		20,000	18,422
4.75% 2/1/30		20,000	18,218
HCA Holdings, Inc.:
3.5% 9/1/30		20,318,000	17,964,513
3.625% 3/15/32(d)		1,921,000	1,674,298
5.5% 6/15/47		1,280,000	1,171,504
5.625% 9/1/28		10,497,000	10,575,808
5.875% 2/1/29		9,711,000	9,868,402
HealthEquity, Inc. 4.5% 10/1/29 (d)		1,975,000	1,753,737
Humana, Inc.:
3.7% 3/23/29		5,638,000	5,227,765
5.875% 3/1/33		1,280,000	1,344,367
LifePoint Health, Inc. 6.75% 4/15/25 (d)		20,000	17,840
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		550,000	418,336
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		1,135,000	970,973
3.875% 5/15/32(d)		685,000	570,769
Option Care Health, Inc. 4.375% 10/31/29 (d)		305,000	263,050
Owens & Minor, Inc.:
4.5% 3/31/29(d)		750,000	615,000
6.625% 4/1/30(d)		20,000	18,029
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		4,240,000	3,900,800
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		20,000	14,988
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		1,615,000	1,078,336
Sabra Health Care LP:
3.2% 12/1/31		24,037,000	17,768,032
3.9% 10/15/29		4,785,000	3,943,556
Select Medical Corp. 6.25% 8/15/26 (d)		20,000	19,448
Tenet Healthcare Corp.:
4.25% 6/1/29		2,965,000	2,662,541
4.375% 1/15/30		3,920,000	3,492,729
4.625% 7/15/24		449,000	449,000
4.625% 6/15/28		2,985,000	2,776,012
4.875% 1/1/26		1,500,000	1,450,981
6.125% 10/1/28		3,915,000	3,710,655
6.125% 6/15/30(d)		3,545,000	3,426,173
6.25% 2/1/27		1,129,000	1,112,130
6.75% 5/15/31(d)		440,000	439,564
Toledo Hospital 5.325% 11/15/28		3,971,000	3,297,757
			245,809,564
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		735,000	605,406
IQVIA, Inc.:
5% 10/15/26(d)		20,000	19,452
5% 5/15/27(d)		40,000	38,467
6.5% 5/15/30(d)		1,265,000	1,286,391
			1,949,716
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		870,000	763,599
4% 3/15/31(d)		1,655,000	1,421,993
4.25% 5/1/28(d)		300,000	272,568
			2,458,160
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (d)		953,000	950,496
Bausch Health Companies, Inc.:
4.875% 6/1/28(d)		40,000	24,124
5.25% 1/30/30(d)		20,000	8,504
5.25% 2/15/31(d)		20,000	8,504
5.5% 11/1/25(d)		40,000	35,502
5.75% 8/15/27(d)		20,000	12,558
6.25% 2/15/29(d)		20,000	8,916
9% 12/15/25(d)		20,000	17,026
11% 9/30/28(d)		20,000	15,100
Bayer AG:
3.75% 7/1/74 (Reg. S)(f)	EUR	2,200,000	2,280,186
4.625% 5/26/33 (Reg. S)	EUR	1,550,000	1,691,952
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	8,329,436
Catalent Pharma Solutions:
3.125% 2/15/29(d)		20,000	16,277
3.5% 4/1/30(d)		1,210,000	975,514
5% 7/15/27(d)		20,000	18,184
Elanco Animal Health, Inc.:
6.022% 8/28/23		5,786,000	5,742,605
6.65% 8/28/28(f)		2,437,000	2,331,990
Jazz Securities DAC 4.375% 1/15/29 (d)		2,245,000	2,011,476
Mylan NV 4.55% 4/15/28		7,694,000	7,272,734
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		4,690,000	4,175,232
5.125% 4/30/31(d)		1,390,000	1,179,487
Perrigo Finance PLC:
3.9% 12/15/24		20,000	19,355
4.375% 3/15/26		20,000	18,991
4.4% 6/15/30		20,000	17,393
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		1,585,000	1,413,174
4.75% 5/9/27		405,000	373,149
5.125% 5/9/29		20,000	18,002
6.75% 3/1/28		20,000	19,585
7.125% 1/31/25		20,000	20,314
7.875% 9/15/29		1,360,000	1,395,480
8.125% 9/15/31		395,000	410,163
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,839,102
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)		20,000	16,500
Viatris, Inc.:
1.65% 6/22/25		2,070,000	1,905,460
2.7% 6/22/30		40,521,000	32,563,598
3.85% 6/22/40		4,583,000	3,081,907
			82,217,976
TOTAL HEALTH CARE			375,250,330

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,238,250
Bombardier, Inc.:
6% 2/15/28(d)		20,000	18,445
7.5% 2/1/29(d)		20,000	19,418
7.875% 4/15/27(d)		3,920,000	3,875,562
BWX Technologies, Inc.:
4.125% 6/30/28(d)		3,820,000	3,452,462
4.125% 4/15/29(d)		1,935,000	1,712,435
DAE Funding LLC:
1.55% 8/1/24(d)		905,000	855,960
1.625% 2/15/24(d)		440,000	423,445
Embraer Netherlands Finance BV:
5.05% 6/15/25		1,285,000	1,258,915
5.4% 2/1/27		735,000	704,360
Howmet Aerospace, Inc.:
5.125% 10/1/24		18,000	17,861
5.9% 2/1/27		1,620,000	1,647,527
5.95% 2/1/37		510,000	510,186
6.875% 5/1/25		1,620,000	1,655,922
Moog, Inc. 4.25% 12/15/27 (d)		190,000	177,166
Rolls-Royce PLC:
3.375% 6/18/26	GBP	3,505,000	3,910,960
3.625% 10/14/25(d)		40,000	37,558
5.75% 10/15/27(d)		20,000	19,464
Spirit Aerosystems, Inc. 9.375% 11/30/29 (d)		20,000	21,302
The Boeing Co.:
5.04% 5/1/27		7,640,000	7,584,846
5.15% 5/1/30		7,640,000	7,577,322
5.705% 5/1/40		7,640,000	7,526,695
5.805% 5/1/50		23,600,000	23,104,412
5.93% 5/1/60		7,640,000	7,446,858
TransDigm, Inc.:
4.625% 1/15/29		5,120,000	4,537,907
5.5% 11/15/27		8,819,000	8,289,860
6.25% 3/15/26(d)		7,660,000	7,607,557
6.375% 6/15/26		1,235,000	1,219,968
6.75% 8/15/28(d)		1,920,000	1,922,212
7.5% 3/15/27		959,000	956,313
			101,331,148
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (d)(f)		220,000	214,924
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		400,000	316,500
5.125% 8/11/61(d)		295,000	221,029
Rand Parent LLC 8.5% 2/15/30 (d)		895,000	772,609
			1,525,062
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,510,000	1,423,701
Builders FirstSource, Inc.:
4.25% 2/1/32(d)		1,625,000	1,396,103
6.375% 6/15/32(d)		20,000	19,677
Camelot Return Merger Sub, Inc. 8.75% 8/1/28 (d)		20,000	18,852
Griffon Corp. 5.75% 3/1/28		20,000	18,439
Standard Industries, Inc./New Jersey:
3.375% 1/15/31(d)		20,000	15,621
4.375% 7/15/30(d)		40,000	33,775
5% 2/15/27(d)		20,000	18,771
			2,944,939
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (d)		1,330,000	1,160,425
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		2,400,000	1,776,000
6.625% 7/15/26(d)		40,000	37,571
9.75% 7/15/27(d)		1,720,000	1,509,044
APX Group, Inc.:
5.75% 7/15/29(d)		1,285,000	1,097,838
6.75% 2/15/27(d)		1,165,000	1,147,458
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		9,144,000	8,414,433
Clean Harbors, Inc. 6.375% 2/1/31 (d)		585,000	586,141
CoreCivic, Inc.:
4.75% 10/15/27		4,778,000	4,049,355
8.25% 4/15/26		7,840,000	7,842,009
Covanta Holding Corp. 4.875% 12/1/29 (d)		1,945,000	1,687,539
Garda World Security Corp. 9.5% 11/1/27 (d)		20,000	18,706
GFL Environmental, Inc.:
3.75% 8/1/25(d)		1,260,000	1,193,557
4% 8/1/28(d)		20,000	17,859
4.25% 6/1/25(d)		20,000	19,246
4.75% 6/15/29(d)		20,000	18,159
5.125% 12/15/26(d)		1,240,000	1,195,151
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		1,845,000	1,646,663
Madison IAQ LLC:
4.125% 6/30/28(d)		2,825,000	2,440,973
5.875% 6/30/29(d)		2,770,000	2,108,542
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		2,480,000	2,269,200
PowerTeam Services LLC 9.033% 12/4/25 (d)		630,000	538,654
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(d)		1,240,000	1,213,118
6.25% 1/15/28(d)		20,000	18,370
Staples, Inc. 7.5% 4/15/26 (d)		60,000	49,318
Stericycle, Inc.:
3.875% 1/15/29(d)		2,730,000	2,407,696
5.375% 7/15/24(d)		2,455,000	2,427,197
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		475,000	421,355
The Brink's Co.:
4.625% 10/15/27(d)		20,000	18,651
5.5% 7/15/25(d)		40,000	39,442
The GEO Group, Inc.:
9.5% 12/31/28(d)		1,400,000	1,368,500
10.5% 6/30/28		695,000	697,286
			49,435,456
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		855,000	825,075
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	589,267
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		1,960,000	2,011,818
6.51% 2/23/42(d)		535,000	558,172
Pike Corp. 5.5% 9/1/28 (d)		5,265,000	4,699,013
Railworks Holdings LP 8.25% 11/15/28 (d)		2,020,000	1,889,250
SRS Distribution, Inc.:
4.625% 7/1/28(d)		985,000	869,154
6% 12/1/29(d)		870,000	714,433
			12,156,182
Electrical Equipment - 0.0%
Regal Rexnord Corp.:
6.05% 2/15/26(d)		1,860,000	1,864,040
6.05% 4/15/28(d)		1,235,000	1,220,474
6.3% 2/15/30(d)		1,237,000	1,234,089
Sensata Technologies BV:
4% 4/15/29(d)		1,330,000	1,184,673
5% 10/1/25(d)		275,000	270,290
Wesco Distribution, Inc.:
7.125% 6/15/25(d)		20,000	20,146
7.25% 6/15/28(d)		20,000	20,442
			5,814,154
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,774,738
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		20,000	18,013
JSC Georgian Railway 4% 6/17/28 (d)		325,000	276,209
Uber Technologies, Inc.:
4.5% 8/15/29(d)		2,425,000	2,212,033
6.25% 1/15/28(d)		20,000	19,900
7.5% 5/15/25(d)		3,220,000	3,257,498
7.5% 9/15/27(d)		20,000	20,516
8% 11/1/26(d)		4,925,000	5,022,820
XPO, Inc.:
6.25% 6/1/28(d)		380,000	373,982
7.125% 6/1/31(d)		630,000	624,154
			14,599,863
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		975,000	762,059
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	612,266
			1,374,325
Machinery - 0.0%
Chart Industries, Inc.:
7.5% 1/1/30(d)		190,000	191,913
9.5% 1/1/31(d)		20,000	20,917
Hillenbrand, Inc. 5.75% 6/15/25		20,000	19,830
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,905,000	1,710,690
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,065,000	1,803,813
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		7,350,000	6,766,977
			10,514,140
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		495,000	477,613
3.75% 4/6/27(d)		1,040,000	979,745
Seaspan Corp. 5.5% 8/1/29 (d)		3,930,000	3,090,159
			4,547,517
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (d)		1,020,000	946,852
American Airlines Group, Inc. 3.75% 3/1/25 (d)		20,000	18,897
American Airlines, Inc.:
7.25% 2/15/28(d)		640,000	626,252
11.75% 7/15/25(d)		60,000	65,723
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(d)		4,730,000	4,642,024
5.75% 4/20/29(d)		60,000	57,492
Azul Investments LLP:
5.875% 10/26/24(d)		1,107,000	895,840
7.25% 6/15/26(d)		375,000	285,820
Delta Air Lines, Inc.:
2.9% 10/28/24		20,000	19,296
3.75% 10/28/29		20,000	17,816
7.375% 1/15/26		20,000	20,993
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		316,000	309,941
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		20,000	18,592
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		527,000	526,097
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(d)		3,155,000	3,194,355
8% 9/20/25(d)		20,000	20,190
United Airlines, Inc.:
4.375% 4/15/26(d)		40,000	37,844
4.625% 4/15/29(d)		40,000	36,234
			11,740,258
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,210,000	1,090,284
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		4,685,000	4,198,510
4% 7/1/29(d)		60,000	52,949
CoreLogic, Inc. 4.5% 5/1/28 (d)		1,805,000	1,451,816
Korn Ferry 4.625% 12/15/27 (d)		595,000	563,584
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,230,747
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,865,000	2,454,264
			11,042,154
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23		1,163,000	1,154,299
3.375% 7/1/25		13,572,000	12,872,149
4.25% 2/1/24		11,266,000	11,130,523
4.25% 9/15/24		4,366,000	4,268,124
Fortress Transportation & Infrastructure Investors LLC:
5.5% 5/1/28(d)		40,000	35,909
6.5% 10/1/25(d)		20,000	19,424
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		20,000	17,165
Herc Holdings, Inc. 5.5% 7/15/27 (d)		20,000	18,990
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	2,035,000	2,291,584
4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,632,141
United Rentals North America, Inc.:
3.875% 2/15/31		40,000	34,319
4.875% 1/15/28		40,000	38,160
5.25% 1/15/30		20,000	18,957
6% 12/15/29(d)		640,000	640,221
Williams Scotsman International, Inc. 6.125% 6/15/25 (d)		20,000	19,902
			34,191,867
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		12,030,000	11,221,141
3.95% 7/1/24(d)		4,160,000	4,023,738
4.25% 4/15/26(d)		3,220,000	2,981,367
4.375% 5/1/26(d)		21,312,000	19,681,513
5.25% 5/15/24(d)		7,670,000	7,550,669
5.5% 1/15/26(d)		7,243,000	6,971,753
6.375% 5/4/28(d)		15,124,000	14,772,482
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		1,415,000	1,326,386
3.875% 7/18/29 (Reg. S)		420,000	398,554
DP World Ltd. 5.625% 9/25/48 (d)		785,000	725,782
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		1,105,000	916,794
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,700,000	2,782,594
7.125% 2/14/24	GBP	3,705,000	4,630,911
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	876,990
			78,860,674
TOTAL INDUSTRIALS			340,077,739

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%
Commscope Technologies LLC 6% 6/15/25 (d)		20,000	18,797
CommScope, Inc.:
4.75% 9/1/29(d)		1,006,000	792,367
6% 3/1/26(d)		2,125,000	1,995,404
7.125% 7/1/28(d)		40,000	26,900
8.25% 3/1/27(d)		20,000	15,690
HTA Group Ltd. 7% 12/18/25 (d)		2,805,000	2,602,163
Hughes Satellite Systems Corp.:
5.25% 8/1/26		20,000	18,625
6.625% 8/1/26		20,000	18,472
Nokia Corp. 4.375% 6/12/27		20,000	19,018
ViaSat, Inc.:
5.625% 4/15/27(d)		20,000	18,730
6.5% 7/15/28(d)		20,000	16,230
			5,542,396
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (d)		3,730,000	3,317,052
Dell International LLC/EMC Corp.:
5.85% 7/15/25		2,748,000	2,784,061
6.02% 6/15/26		3,119,000	3,192,461
6.1% 7/15/27		5,045,000	5,249,365
6.2% 7/15/30		4,367,000	4,545,701
Imola Merger Corp. 4.75% 5/15/29 (d)		60,000	51,613
Sensata Technologies, Inc. 3.75% 2/15/31 (d)		660,000	559,493
TTM Technologies, Inc. 4% 3/1/29 (d)		5,530,000	4,683,906
			24,383,652
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (d)		4,450,000	3,438,625
Arches Buyer, Inc. 4.25% 6/1/28 (d)		20,000	16,934
CA Magnum Holdings 5.375% 10/31/26 (d)		1,145,000	992,071
Gartner, Inc.:
3.625% 6/15/29(d)		685,000	608,639
3.75% 10/1/30(d)		595,000	521,842
4.5% 7/1/28(d)		1,855,000	1,746,348
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		3,170,000	2,741,937
5.25% 12/1/27(d)		2,215,000	2,115,325
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		2,245,000	893,164
5.375% 12/1/28(d)		15,649,000	4,010,343
Sabre GLBL, Inc.:
9.25% 4/15/25(d)		20,000	19,100
11.25% 12/15/27(d)		20,000	15,374
			17,119,702
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(d)		3,204,000	2,785,175
2.45% 2/15/31(d)		72,567,000	58,594,996
2.6% 2/15/33(d)		29,461,000	22,910,412
3.5% 2/15/41(d)		22,019,000	16,296,595
3.75% 2/15/51(d)		10,333,000	7,455,722
Entegris Escrow Corp.:
4.75% 4/15/29(d)		3,285,000	3,071,171
5.95% 6/15/30(d)		6,010,000	5,789,730
Entegris, Inc. 3.625% 5/1/29 (d)		1,115,000	962,145
onsemi 3.875% 9/1/28 (d)		1,885,000	1,702,212
			119,568,158
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,145,000	2,818,706
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		645,000	569,905
4.875% 7/1/29(d)		635,000	545,363
Cloud Software Group, Inc.:
6.5% 3/31/29(d)		60,000	53,057
9% 9/30/29(d)		4,450,000	3,782,500
Elastic NV 4.125% 7/15/29 (d)		1,995,000	1,725,230
Fair Isaac Corp.:
4% 6/15/28(d)		1,975,000	1,816,897
5.25% 5/15/26(d)		520,000	511,550
Gen Digital, Inc.:
5% 4/15/25(d)		1,330,000	1,299,062
7.125% 9/30/30(d)		685,000	683,818
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	3,487,094
McAfee Corp. 7.375% 2/15/30 (d)		20,000	16,821
MicroStrategy, Inc. 6.125% 6/15/28 (d)		3,910,000	3,401,700
NCR Corp.:
5.125% 4/15/29(d)		20,000	17,495
5.75% 9/1/27(d)		20,000	19,891
6.125% 9/1/29(d)		20,000	19,836
Open Text Corp.:
3.875% 2/15/28(d)		20,000	17,506
3.875% 12/1/29(d)		1,955,000	1,628,256
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		2,560,000	2,167,122
4.125% 12/1/31(d)		1,870,000	1,534,045
Oracle Corp.:
2.3% 3/25/28		19,340,000	17,111,260
2.8% 4/1/27		14,371,000	13,269,647
2.875% 3/25/31		24,420,000	20,761,920
PTC, Inc.:
3.625% 2/15/25(d)		20,000	19,235
4% 2/15/28(d)		20,000	18,628
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		555,000	529,743
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		20,000	14,952
			77,841,239
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		930,000	777,887
5.875% 4/24/25 (Reg. S)		200,000	199,788
Seagate HDD Cayman:
5.75% 12/1/34		1,405,000	1,228,039
8.25% 12/15/29(d)		635,000	649,305
8.5% 7/15/31(d)		765,000	783,697
Western Digital Corp.:
2.85% 2/1/29		20,000	16,135
4.75% 2/15/26		20,000	19,057
Xerox Holdings Corp. 5% 8/15/25 (d)		20,000	18,812
			3,692,720
TOTAL INFORMATION TECHNOLOGY			248,147,867

MATERIALS - 0.7%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		20,000	18,899
Braskem Idesa SAPI:
6.99% 2/20/32(d)		415,000	282,200
7.45% 11/15/29(d)		540,000	404,325
Braskem Netherlands BV 7.25% 2/13/33 (d)		405,000	389,428
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	12,133,277
CVR Partners LP 6.125% 6/15/28 (d)		1,280,000	1,110,768
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,450,000	1,269,034
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,290,000	1,174,481
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		1,325,000	1,209,063
7% 12/31/27(d)		330,000	283,282
LSB Industries, Inc. 6.25% 10/15/28 (d)		995,000	900,475
Meglobal BV:
2.625% 4/28/28(d)		595,000	520,551
4.25% 11/3/26(d)		325,000	314,092
MEGlobal Canada, Inc. 5% 5/18/25 (d)		825,000	812,780
Methanex Corp.:
5.125% 10/15/27		4,719,000	4,393,737
5.65% 12/1/44		3,369,000	2,680,424
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		1,435,000	1,181,861
4.875% 6/1/24(d)		3,625,000	3,539,275
5% 5/1/25(d)		3,402,000	3,327,394
5.25% 6/1/27(d)		2,069,000	1,867,328
Nufarm Australia Ltd. 5% 1/27/30 (d)		1,850,000	1,665,110
OCP SA:
3.75% 6/23/31(d)		745,000	610,108
4.5% 10/22/25(d)		165,000	159,875
5.625% 4/25/24(d)		925,000	918,525
6.875% 4/25/44(d)		150,000	136,575
Olin Corp. 5% 2/1/30		1,285,000	1,170,503
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		3,410,000	2,734,528
6.25% 10/1/29(d)		1,635,000	1,213,886
9.75% 11/15/28(d)(j)		2,815,000	2,793,888
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		890,000	800,689
2.875% 5/11/31(d)		725,000	571,753
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,440,000	1,257,570
5.5% 3/18/31		355,000	275,697
5.875% 3/27/24		565,000	555,925
8.75% 5/3/29(d)		200,000	191,514
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(d)		295,000	261,404
6.625% 5/1/29(d)		1,265,000	1,047,893
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		1,100,000	1,014,869
The Chemours Co. LLC:
4.625% 11/15/29(d)		960,000	777,055
5.375% 5/15/27		4,271,000	3,932,391
5.75% 11/15/28(d)		3,120,000	2,746,570
The Scotts Miracle-Gro Co.:
4% 4/1/31		255,000	202,452
4.375% 2/1/32		385,000	307,665
Tronox, Inc. 4.625% 3/15/29 (d)		680,000	551,946
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		4,445,000	3,690,398
7.375% 3/1/31(d)		515,000	504,700
			67,906,163
Construction Materials - 0.0%
Smyrna Ready Mix LLC 6% 11/1/28 (d)		20,000	18,598

Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		520,000	404,191
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		445,000	379,894
4% 9/1/29(d)		885,000	694,034
6% 6/15/27(d)		1,780,000	1,748,141
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		1,370,000	1,279,583
5.25% 4/30/25(d)		20,000	19,598
5.25% 8/15/27(d)		1,953,000	1,639,097
5.25% 8/15/27(d)		902,000	757,023
Ball Corp.:
2.875% 8/15/30		680,000	563,129
4.875% 3/15/26		1,855,000	1,814,742
5.25% 7/1/25		20,000	19,893
6% 6/15/29		810,000	811,588
6.875% 3/15/28		20,000	20,462
Berry Global, Inc.:
4.875% 7/15/26(d)		1,615,000	1,562,232
5.625% 7/15/27(d)		1,000,000	986,250
BWAY Holding Co. 7.875% 8/15/26 (d)		1,925,000	1,907,905
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		640,000	606,054
8.75% 4/15/30(d)		1,970,000	1,703,948
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		20,000	19,456
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		645,000	546,837
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		610,000	536,092
OI European Group BV 4.75% 2/15/30 (d)		20,000	18,002
Owens-Brockway Glass Container, Inc.:
6.625% 5/13/27(d)		20,000	19,975
7.25% 5/15/31(d)		630,000	641,025
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (d)		20,000	17,406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (d)		20,000	17,618
Sealed Air Corp.:
4% 12/1/27(d)		20,000	18,250
5% 4/15/29(d)		1,790,000	1,660,708
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)		740,000	733,212
Silgan Holdings, Inc. 4.125% 2/1/28		20,000	18,300
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		2,198,000	2,088,344
8.5% 8/15/27(d)		1,310,000	1,233,521
			24,486,510
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(d)		1,255,000	1,013,413
5.625% 5/13/32(d)		360,000	352,080
ATI, Inc.:
4.875% 10/1/29		1,030,000	914,108
5.875% 12/1/27		1,445,000	1,376,363
Celtic Resources Holdings DAC 4.125% 10/9/24 (c)(d)(e)		650,000	89,781
Cleveland-Cliffs, Inc.:
4.875% 3/1/31(d)		255,000	217,906
6.75% 3/15/26(d)		20,000	20,229
Commercial Metals Co.:
3.875% 2/15/31		775,000	651,652
4.125% 1/15/30		1,175,000	1,031,418
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		425,000	363,248
Constellium NV:
3.75% 4/15/29(d)		20,000	17,222
5.875% 2/15/26(d)		1,000,000	985,175
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		155,000	136,332
3.15% 1/14/30(d)		405,000	357,488
3.7% 1/30/50(d)		1,790,000	1,315,986
5.125% 2/2/33(d)		500,000	494,625
CSN Islands XI Corp. 6.75% 1/28/28 (d)		985,000	908,293
CSN Resources SA 5.875% 4/8/32 (d)		660,000	527,175
Eldorado Gold Corp. 6.25% 9/1/29 (d)		2,805,000	2,517,488
Endeavour Mining PLC 5% 10/14/26 (d)		485,000	422,647
ERO Copper Corp. 6.5% 2/15/30 (d)		3,315,000	2,893,373
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		900,000	871,875
6.875% 10/15/27(d)		2,855,000	2,705,113
7.5% 4/1/25(d)		509,000	507,505
8.625% 6/1/31(d)		480,000	473,400
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		680,000	574,716
4.5% 9/15/27(d)		760,000	719,625
5.125% 5/15/24(d)		500,000	499,655
6.125% 4/15/32(d)		20,000	18,901
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	370,796
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,185,000	876,900
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	586,490
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		615,000	483,236
4.625% 3/1/28(d)		3,124,000	2,730,345
Metinvest BV 8.5% 4/23/26 (Reg. S)		235,000	152,750
Mineral Resources Ltd.:
8% 11/1/27(d)		20,000	20,058
8.5% 5/1/30(d)		3,810,000	3,824,288
Novelis Corp.:
3.25% 11/15/26(d)		385,000	347,754
3.875% 8/15/31(d)		645,000	529,652
4.75% 1/30/30(d)		20,000	17,750
PMHC II, Inc. 9% 2/15/30 (d)		1,545,000	1,147,912
POSCO:
5.75% 1/17/28(d)		715,000	735,798
5.875% 1/17/33(d)		305,000	325,477
PT Freeport Indonesia:
4.763% 4/14/27(d)		315,000	306,889
5.315% 4/14/32(d)		925,000	867,673
6.2% 4/14/52(d)		365,000	324,576
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (d)		1,145,000	1,117,806
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		1,870,000	1,654,950
Stillwater Mining Co.:
4% 11/16/26(d)		945,000	822,623
4.5% 11/16/29(d)		440,000	347,683
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)(e)		600,000	373,800
VM Holding SA 6.5% 1/18/28 (d)		965,000	912,215
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		650,000	432,981
			42,287,194
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		980,000	622,060
LABL, Inc.:
5.875% 11/1/28(d)		390,000	350,513
6.75% 7/15/26(d)		260,000	249,929
9.5% 11/1/28(d)		260,000	261,154
10.5% 7/15/27(d)		775,000	722,158
Mercer International, Inc. 5.125% 2/1/29		875,000	691,844
SPA Holdings 3 OY 4.875% 2/4/28 (d)		2,440,000	2,025,040
			4,922,698
TOTAL MATERIALS			139,621,163

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	8,481,295
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		795,000	608,175
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,151,496
3.625% 4/15/32		6,608,000	5,712,322
American Tower Corp.:
4.05% 3/15/32		714,000	650,816
5.55% 7/15/33		820,000	825,368
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	6,820,043
4.5% 12/1/28		7,625,000	6,820,735
6.75% 12/1/27		11,623,000	11,634,450
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 4.5% 4/1/27 (d)		20,000	15,983
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	2,989,708
2.75% 4/15/31		6,606,000	4,925,382
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,950,000	3,397,000
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	447,158
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,288,812
3.5% 8/1/26		2,790,000	2,581,708
Healthpeak Op LLC:
3.25% 7/15/26		1,156,000	1,085,145
3.5% 7/15/29		1,322,000	1,201,227
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	11,071,137
Invitation Homes Operating Partnership LP 4.15% 4/15/32		9,940,000	8,921,664
Iron Mountain, Inc.:
4.5% 2/15/31(d)		640,000	544,987
4.875% 9/15/27(d)		20,000	18,714
4.875% 9/15/29(d)		20,000	17,837
5% 7/15/28(d)		20,000	18,311
5.25% 7/15/30(d)		40,000	35,834
5.625% 7/15/32(d)		20,000	17,819
Kite Realty Group Trust 4.75% 9/15/30		764,000	686,790
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	2,925,923
4.4% 6/15/24		1,672,000	1,633,510
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,615,518
3.5% 3/15/31		5,530,000	3,732,226
4.625% 8/1/29		3,790,000	2,829,350
5% 10/15/27		12,720,000	10,445,066
5.25% 8/1/26		795,000	702,668
Office Properties Income Trust 4.5% 2/1/25		20,000	16,695
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		19,138,000	14,150,906
3.375% 2/1/31		6,759,000	5,333,501
3.625% 10/1/29		11,904,000	9,738,945
4.375% 8/1/23		3,145,000	3,124,746
4.5% 1/15/25		3,878,000	3,725,873
4.5% 4/1/27		18,502,000	17,205,067
4.75% 1/15/28		10,700,000	9,809,331
4.95% 4/1/24		9,727,000	9,574,676
5.25% 1/15/26		10,610,000	10,312,799
Park Intermediate Holdings LLC:
4.875% 5/15/29(d)		20,000	17,200
7.5% 6/1/25(d)		580,000	580,000
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	1,983,783
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,367,340
2.85% 12/15/32		1,925,000	1,577,926
3.25% 1/15/31		2,129,000	1,862,859
3.4% 1/15/28		3,355,000	3,123,484
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,177,578
5% 12/15/23		737,000	729,161
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(d)		20,000	17,684
4.75% 10/15/27		20,000	18,529
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		370,000	337,163
SBA Communications Corp.:
3.125% 2/1/29		2,060,000	1,735,214
3.875% 2/15/27		520,000	479,288
Senior Housing Properties Trust 9.75% 6/15/25		193,000	186,651
Service Properties Trust:
4.35% 10/1/24		20,000	19,183
4.75% 10/1/26		20,000	17,076
4.95% 10/1/29		20,000	15,151
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,045,748
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	2,926,027
4.25% 2/1/26		10,537,000	9,955,798
Store Capital Corp.:
2.75% 11/18/30		3,880,000	2,811,774
4.625% 3/15/29		3,549,000	3,058,304
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,789,738
2.7% 7/15/31		8,306,000	6,553,421
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		6,225,000	4,992,006
6.5% 2/15/29(d)		18,715,000	11,993,824
10.5% 2/15/28(d)		5,420,000	5,258,610
Uniti Group, Inc. 6% 1/15/30 (d)		5,485,000	3,379,528
Ventas Realty LP:
3% 1/15/30		15,631,000	13,449,918
3.5% 2/1/25		2,163,000	2,074,974
3.75% 5/1/24		9,073,000	8,872,105
4% 3/1/28		3,986,000	3,719,325
4.125% 1/15/26		2,017,000	1,936,325
4.75% 11/15/30		21,238,000	20,156,111
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,666,843
4.75% 2/15/28		13,710,000	13,047,807
4.95% 2/15/30		20,675,000	19,233,763
5.125% 5/15/32		4,986,000	4,655,141
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		90,000	85,805
4.125% 8/15/30(d)		1,285,000	1,126,296
4.25% 12/1/26(d)		130,000	121,948
4.625% 12/1/29(d)		270,000	246,081
Vornado Realty LP 2.15% 6/1/26		3,551,000	2,915,343
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,327,463
4% 2/1/25		12,346,000	12,003,229
XHR LP 4.875% 6/1/29 (d)		20,000	17,125
			369,512,366
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.3596% 2/13/26 (Reg. S) (h)	EUR	2,371,500	1,520,938
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,238,000	1,315,962
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	4,316,057
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	1,976,331
2.625% 10/20/28 (Reg. S)	GBP	950,000	883,918
Brandywine Operating Partnership LP:
3.95% 11/15/27		8,220,000	6,064,355
4.1% 10/1/24		7,423,000	6,939,239
4.55% 10/1/29		8,895,000	6,207,003
7.55% 3/15/28		15,931,000	13,564,940
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,451,483
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,084,667
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	156,188
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,128,920
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	251,072
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	1,995,991
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	1,641,830
Howard Hughes Corp.:
4.125% 2/1/29(d)		2,160,000	1,766,275
4.375% 2/1/31(d)		860,000	677,348
Kennedy-Wilson, Inc.:
4.75% 3/1/29		580,000	455,664
4.75% 2/1/30		2,460,000	1,854,225
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		760,000	549,100
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		600,000	416,205
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	950,000	678,157
1.75% 1/14/25 (Reg. S)	EUR	1,271,000	1,082,238
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,089,562
Tanger Properties LP:
2.75% 9/1/31		8,621,000	6,195,039
3.125% 9/1/26		4,970,000	4,412,223
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		615,000	571,950
5.875% 6/15/27(d)		520,000	507,910
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	759,864
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	410,046
			81,924,700
TOTAL REAL ESTATE			451,437,066

UTILITIES - 1.5%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32		13,712,000	11,995,720
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	650,000	583,098
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		2,240,000	1,878,996
3.75% 1/15/32(d)		315,000	259,649
4.75% 3/15/28(d)		580,000	539,821
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	5,994,011
Comision Federal de Electricidad:
3.348% 2/9/31(d)		175,000	137,189
4.688% 5/15/29(d)		785,000	700,269
DPL, Inc.:
4.125% 7/1/25		1,585,000	1,511,477
4.35% 4/15/29		210,000	185,901
Duke Energy Corp.:
2.45% 6/1/30		6,067,000	5,087,084
3.85% 6/15/34	EUR	2,650,000	2,605,621
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		2,680,000	2,146,418
2.775% 1/7/32(d)		8,750,000	6,880,105
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	2,700,000	3,024,659
5.7% 5/23/28(d)		1,800,000	1,815,705
6.25% 5/23/33(d)		1,800,000	1,823,543
Emera, Inc. 6.75% 6/15/76 (f)		20,000	19,150
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	1,900,000	1,603,428
Enel SpA 3.375% (Reg. S) (f)(i)	EUR	1,510,000	1,484,612
Entergy Corp. 2.8% 6/15/30		6,226,000	5,343,250
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		1,080,000	975,375
6.75% 8/6/23(d)		880,000	869,990
7.125% 2/11/25(d)		1,280,000	1,223,040
8.45% 8/10/28(d)		410,000	374,330
Exelon Corp.:
2.75% 3/15/27		3,035,000	2,804,125
3.35% 3/15/32		8,005,000	6,979,448
4.05% 4/15/30		3,689,000	3,459,917
4.1% 3/15/52		2,730,000	2,157,443
FirstEnergy Corp.:
1.6% 1/15/26		500,000	456,555
2.05% 3/1/25		500,000	468,858
2.65% 3/1/30		20,000	16,975
3.4% 3/1/50		2,560,000	1,706,266
4.15% 7/15/27		40,000	38,288
7.375% 11/15/31		500,000	578,590
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	800,000	1,005,253
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,671,986
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,085,000	934,155
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,085,000	1,034,683
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		1,300,000	1,127,588
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,414,073
NextEra Energy Partners LP 3.875% 10/15/26 (d)		20,000	18,475
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	4,745,000	4,321,001
NRG Energy, Inc.:
3.375% 2/15/29(d)		1,830,000	1,508,686
3.625% 2/15/31(d)		930,000	732,867
3.875% 2/15/32(d)		40,000	31,051
5.25% 6/15/29(d)		1,975,000	1,780,890
5.75% 1/15/28		20,000	19,019
6.625% 1/15/27		1,000,000	997,479
PG&E Corp.:
5% 7/1/28		4,360,000	4,021,792
5.25% 7/1/30		5,890,000	5,322,642
PT Pertamina Geothermal Energy 5.15% 4/27/28 (d)		365,000	364,128
Southern Co. 1.875% 9/15/81 (f)	EUR	5,105,000	4,258,370
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		20,000	17,429
5% 7/31/27(d)		2,375,000	2,231,952
5.5% 9/1/26(d)		1,855,000	1,802,332
5.625% 2/15/27(d)		2,770,000	2,664,213
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	850,000	1,048,560
			118,057,530
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		20,000	19,251
5.875% 8/20/26		20,000	18,596
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		890,000	871,533
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(d)		500,000	454,800
5.875% 4/1/29(d)		20,000	16,656
Nakilat, Inc. 6.067% 12/31/33 (d)		639,428	666,723
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		725,000	694,659
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	752,870
			3,495,088
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,828,000	1,635,476
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		345,000	280,399
Calpine Corp.:
4.5% 2/15/28(d)		20,000	18,200
5% 2/1/31(d)		40,000	32,280
5.125% 3/15/28(d)		20,000	17,916
5.25% 6/1/26(d)		20,000	19,395
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,777,911
Energo-Pro A/S 8.5% 2/4/27 (d)		340,000	321,683
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,715,000	1,094,263
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	659,175
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	380,000	376,200
Sunnova Energy Corp. 5.875% 9/1/26 (d)		1,035,000	908,916
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,003,625	888,208
The AES Corp.:
3.3% 7/15/25(d)		36,313,000	34,413,830
3.95% 7/15/30(d)		37,328,000	33,342,993
			76,786,845
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		795,000	671,427
4.696% 4/24/33(d)		620,000	616,900
4.875% 4/23/30(d)		305,000	308,298
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	25,743,752
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,511,688
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,565,463
5.25% 2/15/43		4,623,000	4,428,913
5.8% 2/1/42		2,300,000	2,237,464
5.95% 6/15/41		3,281,000	3,354,182
Puget Energy, Inc.:
4.1% 6/15/30		12,516,000	11,531,637
4.224% 3/15/32		23,786,000	21,641,295
Sempra Energy 6% 10/15/39		5,447,000	5,553,394
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (f)(g)		1,401,000	1,141,784
			94,306,197
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	816,707
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	700,000	795,511
6.125% 2/26/24	GBP	442,000	551,254
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,070,672
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	890,000	1,079,441
			4,313,585
TOTAL UTILITIES			296,959,245

TOTAL NONCONVERTIBLE BONDS			6,662,301,034
TOTAL CORPORATE BONDS (Cost $7,304,825,405)			6,684,868,547

U.S. Treasury Obligations - 30.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	56,126,479
1.75% 8/15/41	111,477,000	78,630,476
1.875% 11/15/51	339,566,000	223,423,817
2% 11/15/41	218,350,000	160,453,133
2% 8/15/51	710,798,000	483,425,938
2.25% 2/15/52	329,570,000	237,702,363
2.875% 5/15/52	113,713,000	94,159,695
3% 2/15/47	245,214,000	207,129,201
3% 8/15/52	85,740,000	72,868,952
3.25% 5/15/42 (k)	124,471,000	111,795,379
3.625% 2/15/53	79,501,000	76,358,226
4% 11/15/42	2,805,000	2,806,753
6.25% 5/15/30	3,500,000	4,039,492
U.S. Treasury Notes:
0.75% 3/31/26 (k)	3,010,000	2,747,095
1.125% 8/31/28	395,338,000	345,550,121
1.25% 9/30/28	158,340,000	139,036,128
1.5% 11/30/28	75,000,000	66,559,571
1.75% 1/31/29	146,464,000	131,399,949
2.25% 3/31/24 (k)	5,100,000	4,975,488
2.625% 7/31/29	200,000,000	187,664,062
2.75% 7/31/27	174,200,000	166,605,969
2.75% 8/15/32	683,541,000	635,612,955
2.875% 8/15/28	78,639,600	75,211,405
2.875% 5/15/32	197,316,000	185,623,486
3.125% 8/31/29	225,160,000	217,314,581
3.375% 5/15/33 (l)	275,000,000	269,113,281
3.5% 1/31/30	100,000,000	98,632,812
3.5% 4/30/30	75,000,000	74,050,781
3.5% 2/15/33	475,000,000	469,359,375
3.625% 5/31/28	125,000,000	124,287,110
3.625% 3/31/30	76,575,000	76,180,160
3.875% 1/15/26	39,100,000	38,826,605
3.875% 11/30/29	125,000,000	125,917,969
3.875% 12/31/29	450,000,000	453,498,048
4% 2/15/26	15,300,000	15,249,797
4% 10/31/29	75,000,000	76,048,829
4% 2/28/30	882,000	896,091
4.125% 11/15/32	200,000,000	207,406,250
4.375% 10/31/24	15,300,000	15,201,984
4.625% 2/28/25	16,200,000	16,209,492
4.625% 3/15/26	19,330,000	19,604,848
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,909,403,450)		6,047,704,146

U.S. Government Agency - Mortgage Securities - 20.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.0%
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (f)(g)	6,420	6,450
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (f)(g)	6,549	6,585
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (f)(g)	879	893
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(g)	5,013	5,124
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (f)(g)	7,126	7,182
12 month U.S. LIBOR + 1.620% 3.918% 5/1/35 (f)(g)	12,976	13,182
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (f)(g)	6,584	6,636
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (f)(g)	3,542	3,597
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (f)(g)	3,740	3,795
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (f)(g)	9,916	10,110
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (f)(g)	2,088	2,132
12 month U.S. LIBOR + 1.700% 4.1% 6/1/42 (f)(g)	13,216	13,534
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (f)(g)	13,259	13,461
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (f)(g)	10,528	10,769
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (f)(g)	19,817	20,293
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (f)(g)	4,290	4,337
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (f)(g)	5,910	5,970
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (f)(g)	467,518	477,448
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(g)	5,354	5,494
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (f)(g)	48,013	48,738
12 month U.S. LIBOR + 1.810% 4.05% 7/1/41 (f)(g)	8,302	8,547
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (f)(g)	11,103	11,269
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (f)(g)	4,337	4,440
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (f)(g)	21,502	21,825
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (f)(g)	8,472	8,595
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (f)(g)	3,504	3,453
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(g)	9,670	9,970
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (f)(g)	14,474	14,544
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (f)(g)	2,264	2,269
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (f)(g)	3,336	3,343
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (f)(g)	1,221	1,244
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (f)(g)	1,211	1,232
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (f)(g)	389	393
6 month U.S. LIBOR + 1.960% 4.434% 9/1/35 (f)(g)	2,849	2,886
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (f)(g)	19,223	19,586
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (f)(g)	3,935	3,991
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (f)(g)	9,352	9,566
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (f)(g)	7,153	7,315
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.431% 7/1/34 (f)(g)	13,973	14,332
1.5% 11/1/35 to 9/1/51 (m)	96,654,280	78,651,951
2% 2/1/28 to 3/1/52	278,974,932	238,004,027
2.5% 1/1/28 to 2/1/52 (k)(m)	362,365,017	317,761,736
3% 1/1/32 to 2/1/52	177,562,880	160,501,789
3.5% 9/1/37 to 8/1/52	89,255,341	82,634,843
4% 3/1/36 to 9/1/52	86,560,258	82,778,129
4.5% to 4.5% 6/1/33 to 12/1/52	92,860,612	90,780,446
5% 6/1/23 to 12/1/52	60,520,653	60,340,768
5.274% 8/1/41 (f)	330,519	333,355
5.5% 12/1/23 to 4/1/53	74,485,805	74,519,433
6% to 6% 9/1/29 to 12/1/52	14,878,441	15,093,222
6.5% 12/1/23 to 4/1/37	532,481	552,368
6.682% 2/1/39 (f)	160,033	163,727
7% to 7% 9/1/23 to 7/1/37	98,809	102,452
7.5% to 7.5% 6/1/25 to 11/1/31	47,413	48,969
8% 3/1/37	3,591	3,943
TOTAL FANNIE MAE		1,203,085,688
Freddie Mac - 4.3%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (f)(g)	4,781	4,753
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (f)(g)	25,286	25,275
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (f)(g)	14,792	14,818
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (f)(g)	184,046	185,789
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(g)	39,251	40,085
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (f)(g)	68,453	69,546
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (f)(g)	10,014	10,210
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (f)(g)	6,511	6,621
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (f)(g)	1,666	1,702
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (f)(g)	46,311	47,061
12 month U.S. LIBOR + 1.910% 3.95% 6/1/41 (f)(g)	13,740	14,105
12 month U.S. LIBOR + 1.910% 4.055% 5/1/41 (f)(g)	13,692	14,043
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(g)	4,291	4,407
12 month U.S. LIBOR + 1.910% 4.563% 5/1/41 (f)(g)	13,232	13,507
12 month U.S. LIBOR + 2.020% 4.93% 4/1/38 (f)(g)	8,704	8,855
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (f)(g)	182	184
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (f)(g)	9,957	10,212
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (f)(g)	17,104	17,435
6 month U.S. LIBOR + 1.120% 3.424% 8/1/37 (f)(g)	9,627	9,508
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (f)(g)	24,627	24,747
6 month U.S. LIBOR + 1.990% 4.435% 10/1/35 (f)(g)	11,972	12,059
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (f)(g)	5,700	5,845
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (f)(g)	4,506	4,637
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.907% 6/1/33 (f)(g)	17,614	17,826
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.809% 6/1/33 (f)(g)	36,360	36,950
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.39% 3/1/35 (f)(g)	61,410	62,733
1.5% 7/1/35 to 6/1/51	107,303,246	86,183,730
2% 6/1/35 to 4/1/52	239,532,020	204,475,521
2.5% 1/1/28 to 4/1/52 (m)	219,897,608	192,245,176
3% 4/1/32 to 4/1/52	85,331,128	76,678,630
3.5% 1/1/32 to 4/1/52 (k)(n)	86,889,067	81,553,126
4% 5/1/37 to 2/1/53	80,321,915	77,148,960
4% 4/1/48	21,677	20,841
4.5% 6/1/25 to 9/1/52 (m)	49,538,817	48,202,694
5% 8/1/33 to 1/1/53	42,178,452	41,958,398
5.5% 10/1/52 to 4/1/53 (m)	52,673,958	52,982,346
6% 1/1/29 to 12/1/37	249,275	257,282
6.5% 5/1/26 to 1/1/53	6,054,248	6,219,667
7% 3/1/26 to 9/1/36	113,178	118,277
7.5% 1/1/27 to 11/1/31	699	735
8% 7/1/24 to 4/1/32	2,618	2,762
8.5% 1/1/25 to 1/1/28	1,687	1,738
TOTAL FREDDIE MAC		868,712,796
Ginnie Mae - 4.7%
3.5% 9/20/40 to 7/20/46 (k)	26,635,733	25,165,323
4% 5/20/33 to 5/20/49	23,078,903	22,365,481
4.5% 6/20/33 to 8/15/41	5,529,121	5,494,523
5% 12/15/32 to 4/20/48	5,908,272	5,962,589
5.5% 7/15/33 to 9/15/39	178,922	184,217
6% to 6% 10/15/30 to 11/15/39	69,979	72,439
7% to 7% 12/15/23 to 11/15/32	124,680	129,200
7.5% to 7.5% 8/15/23 to 9/15/31	23,919	24,481
8% 12/15/23 to 11/15/29	4,458	4,560
8.5% 11/15/27 to 1/15/31	2,048	2,173
2% 11/20/50 to 4/20/51	73,638,479	62,627,133
2% 6/1/53 (j)	68,050,000	57,704,209
2% 6/1/53 (j)	55,650,000	47,189,408
2% 6/1/53 (j)	19,700,000	16,704,966
2% 6/1/53 (j)	11,350,000	9,624,435
2% 6/1/53 (j)	15,000,000	12,719,517
2% 6/1/53 (j)	11,700,000	9,921,223
2% 7/1/53 (j)	48,500,000	41,168,114
2% 7/1/53 (j)	64,450,000	54,706,907
2% 7/1/53 (j)	15,950,000	13,538,792
2.5% 7/20/51 to 12/20/51	19,575,969	17,117,769
2.5% 6/1/53 (j)	64,050,000	55,934,353
2.5% 6/1/53 (j)	50,750,000	44,319,569
2.5% 6/1/53 (j)	16,350,000	14,278,324
2.5% 6/1/53 (j)	15,125,000	13,208,542
2.5% 6/1/53 (j)	10,100,000	8,820,249
2.5% 7/1/53 (j)	47,550,000	41,562,181
3% 5/20/42 to 4/15/45	5,136,675	4,715,406
3% 6/1/53 (j)	32,450,000	29,181,659
3% 6/1/53 (j)	48,750,000	43,839,934
3% 6/1/53 (j)	16,950,000	15,242,808
3% 6/1/53 (j)	3,150,000	2,832,734
3% 6/1/53 (j)	1,200,000	1,079,137
3% 6/1/53 (j)	15,650,000	14,073,743
3% 6/1/53 (j)	9,500,000	8,543,167
3% 7/1/53 (j)	49,100,000	44,189,205
3.5% 6/1/53 (j)	27,650,000	25,625,036
3.5% 6/1/53 (j)	19,500,000	18,071,906
3.5% 6/1/53 (j)	13,700,000	12,696,672
3.5% 7/1/53 (j)	29,750,000	27,590,998
4% 6/1/53 (j)	2,150,000	2,043,050
4% 6/1/53 (j)	28,300,000	26,892,233
4.5% 6/1/53 (j)	34,400,000	33,406,556
5% 6/1/53 (j)	16,500,000	16,278,172
5.5% 6/1/53 (j)	9,600,000	9,589,433
5.5% 6/1/53 (j)	4,700,000	4,694,827
5.5% 6/1/53 (j)	10,200,000	10,188,773
6.5% 3/20/31 to 6/15/37	47,314	49,478
TOTAL GINNIE MAE		931,375,604
Uniform Mortgage Backed Securities - 5.9%
1.5% 6/1/38 (j)	17,550,000	15,336,368
1.5% 6/1/38 (j)	13,150,000	11,491,352
1.5% 6/1/38 (j)	16,000,000	13,981,874
1.5% 6/1/53 (j)	325,000	253,417
1.5% 6/1/53 (j)	17,900,000	13,957,414
2% 6/1/38 (j)	13,050,000	11,685,205
2% 6/1/38 (j)	29,050,000	26,011,893
2% 6/1/53 (j)	73,900,000	60,762,546
2% 6/1/53 (j)	35,900,000	29,517,935
2% 6/1/53 (j)	17,950,000	14,758,967
2% 6/1/53 (j)	67,200,000	55,253,628
2% 6/1/53 (j)	23,950,000	19,692,327
2% 6/1/53 (j)	33,550,000	27,585,702
2% 6/1/53 (j)	50,425,000	41,460,776
2% 6/1/53 (j)	30,000,000	24,666,798
2% 6/1/53 (j)	23,500,000	19,322,325
2% 6/1/53 (j)	11,900,000	9,784,497
2% 6/1/53 (j)	11,700,000	9,620,051
2% 6/1/53 (j)	51,300,000	42,180,225
2% 7/1/53 (j)	52,500,000	43,230,469
2% 7/1/53 (j)	52,500,000	43,230,469
2% 7/1/53 (j)	49,250,000	40,554,297
2.5% 6/1/38 (j)	6,475,000	5,952,953
2.5% 6/1/53 (j)	41,700,000	35,616,037
2.5% 6/1/53 (j)	16,850,000	14,391,612
2.5% 6/1/53 (j)	16,900,000	14,434,317
2.5% 6/1/53 (j)	3,050,000	2,605,010
2.5% 6/1/53 (j)	17,500,000	14,946,778
2.5% 6/1/53 (j)	11,900,000	10,163,809
2.5% 7/1/53 (j)	41,300,000	35,251,809
3% 6/1/53 (j)	49,000,000	43,414,764
3% 6/1/53 (j)	34,250,000	30,346,034
3% 6/1/53 (j)	12,375,000	10,964,443
3% 6/1/53 (j)	5,100,000	4,518,680
3.5% 6/1/53 (j)	50,100,000	45,962,837
4% 6/1/53 (j)	23,750,000	22,436,328
4% 6/1/53 (j)	14,900,000	14,075,844
4% 6/1/53 (j)	10,650,000	10,060,922
4.5% 6/1/53 (j)	21,100,000	20,415,898
4.5% 6/1/53 (j)	5,300,000	5,128,164
5% 6/1/38 (j)	8,475,000	8,453,481
5% 6/1/38 (j)	16,850,000	16,807,216
5% 6/1/38 (j)	21,050,000	20,996,552
5% 6/1/38 (j)	12,650,000	12,617,880
5% 6/1/38 (j)	6,725,000	6,707,925
5% 6/1/38 (j)	15,700,000	15,660,136
5% 6/1/38 (j)	6,000,000	5,984,765
5% 6/1/38 (j)	9,500,000	9,475,879
5% 6/1/38 (j)	7,850,000	7,830,068
5% 6/1/38 (j)	8,050,000	8,029,560
5% 6/1/53 (j)	13,275,000	13,074,319
5% 6/1/53 (j)	23,400,000	23,046,258
5% 6/1/53 (j)	28,300,000	27,872,183
5.5% 6/1/53 (j)	32,850,000	32,828,184
5.5% 6/1/53 (j)	9,550,000	9,543,658
5.5% 6/1/53 (j)	5,850,000	5,846,115
5.5% 6/1/53 (j)	13,300,000	13,291,167
5.5% 6/1/53 (j)	13,200,000	13,191,234
5.5% 7/1/53 (j)	19,300,000	19,284,921
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,185,566,275
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,340,222,997)		4,188,740,363

Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (c)(d)	4,732,991	3,005,688
Series 2019-1 Class A, 3.844% 5/15/39 (d)	3,636,240	2,618,193
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	9,425,053	7,440,344
Class B, 4.458% 10/16/39 (d)	2,087,167	734,850
Series 2021-1A Class A, 2.95% 11/16/41 (d)	10,364,892	9,339,286
Series 2021-2A Class A, 2.798% 1/15/47 (d)	19,792,871	16,932,801
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (d)	38,104,493	37,056,619
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (d)(f)(g)	7,740,000	7,633,289
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (d)(f)(g)	8,253,000	8,067,497
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (d)(f)(g)	19,226,000	18,722,606
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (d)(f)(g)	11,745,000	11,549,035
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (d)(f)(g)	9,447,000	9,186,206
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	261,000	258,143
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	595,000	583,510
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	611,000	599,996
Class XS, 0% 10/17/52 (c)(d)(f)(o)	406,457	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	3,086,539	2,593,654
Class B, 4.335% 1/16/40 (d)	551,865	276,786
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (d)(f)(g)	11,120,000	10,979,421
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (d)(f)(g)	15,787,000	15,386,736
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (d)(f)(g)	12,053,000	11,809,035
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (d)(f)(g)	16,982,000	16,487,043
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (d)(f)(g)	27,261,000	26,586,099
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (d)(f)(g)	8,452,000	8,317,343
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (d)(f)(g)	8,291,000	8,080,657
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (d)(f)(g)	14,004,000	13,668,688
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (d)(f)(g)	15,650,000	15,450,948
BBCMS Mortgage Trust Series 2023 C19 Class C, 6.3853% 4/15/56 (f)	655,000	596,622
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (d)(f)(g)	17,449,000	17,088,818
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (d)(f)(g)	12,522,000	12,209,213
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	10,598,235	9,724,728
Class AA, 2.487% 12/16/41 (d)(f)	769,269	736,606
Series 2021-1A Class A, 2.443% 7/15/46 (d)	14,252,975	12,500,430
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (d)(f)(g)	12,283,730	12,145,403
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	7,806,866	6,938,040
Class B, 5.095% 4/15/39 (d)	4,356,038	3,152,595
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	3,997,890	3,611,017
Series 2021-1A Class A, 3.474% 1/15/46 (d)	2,826,517	2,593,329
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (d)(f)(g)	10,997,000	10,790,025
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (d)(f)(g)	16,187,000	15,758,223
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (d)(f)(g)	7,745,000	7,553,830
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (d)(f)(g)	11,637,000	11,278,522
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (d)(f)(g)	12,599,000	12,196,008
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (d)	7,475,880	7,156,028
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 6.488% 10/25/37 (d)(f)(g)	470,365	468,586
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (d)(f)(g)	24,335,000	23,636,634
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (d)(f)(g)	17,433,000	17,163,399
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (d)(f)(g)	20,650,000	20,255,771
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.4924% 1/28/40 (c)(d)(e)(f)(g)	209,686	0
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	10,118,353	9,361,621
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	557,000	513,800
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (d)(f)(g)	9,084,000	8,811,416
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (d)(f)(g)	15,808,000	15,460,841
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (d)(f)(g)	11,752,000	11,600,282
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (d)(f)(g)	8,700,000	8,551,100
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (d)(f)(g)	11,160,000	10,881,067
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (d)(f)(g)	6,539,000	6,372,007
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (d)(f)(g)	6,808,000	6,703,409
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (d)(f)(g)	15,072,000	14,752,428
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (d)(f)(g)	3,200,000	3,143,792
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	420,000	393,067
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	265,000	225,866
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (d)(f)(g)	8,589,000	8,412,831
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (d)(f)(g)	12,500,000	12,268,675
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (d)(f)(g)	19,341,000	19,074,442
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (d)	4,100,000	4,078,175
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	4,482,000	4,472,863
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	490,696	413,460
Series 2021-2 Class G, 4.505% 12/17/26 (d)	2,250,905	1,844,340
Series 2021-3 Class F, 4.242% 1/17/41 (d)	329,468	272,199
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	7,247,000	7,256,663
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	4,675,557	4,032,649
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	4,464,203	3,816,875
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (d)(f)(g)	8,865,000	8,659,784
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (d)(f)(g)	21,121,000	20,458,793
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (d)(f)(g)	7,620,000	7,525,024
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (d)(f)(g)	7,772,059	7,704,605
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (d)(f)(g)	16,420,000	16,155,934
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (d)(f)(g)	17,793,000	17,314,920
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (d)(f)(g)	8,675,000	8,518,598
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (d)(f)(g)	3,536,000	3,461,016
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 0% 4/22/36 (d)(f)(g)(j)	7,863,000	7,858,974
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (d)(f)(g)	2,957,000	2,891,254
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (d)(f)(g)	15,155,000	14,810,072
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (d)(f)(g)	11,245,000	10,982,665
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (d)(f)(g)	10,754,000	10,493,076
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (d)(f)(g)	14,050,000	13,822,671
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (d)(f)(g)	18,028,760	17,826,405
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (f)(g)	141,881	138,761
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (d)(f)(g)	12,426,000	12,178,188
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	20,222,125	19,408,589
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	9,465,053	8,095,952
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	10,448,460	9,378,684
Class A2II, 4.008% 12/5/51 (d)	9,336,690	7,728,398
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	800,000	743,592
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	797,000	752,728
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (d)	519,000	499,463
Class E2, 6.863% 6/17/39 (d)	870,000	826,051
Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (d)	273,000	257,351
Class E2, 6.6% 3/17/40 (d)	290,000	276,357
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	315,000	300,573
Class G, 4.116% 9/17/36 (d)	263,000	248,834
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,082,000	1,031,280
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	378,000	352,370
Class H, 5.268% 4/17/37 (d)	105,000	97,874
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	273,000	252,911
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	401,000	348,968
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	315,000	270,147
Class G, 4.003% 7/17/38 (d)	168,000	144,371
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	203,000	171,562
Class G, 4.005% 10/17/38 (d)	1,347,000	1,114,799
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (d)	688,000	626,413
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	8,474,827	7,118,939
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (d)(f)(g)	15,987,000	15,686,157
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (d)(f)(g)	17,526,000	17,122,779
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	8,925,037	7,511,400
Class B, 4.335% 3/15/40 (c)(d)	1,071,663	752,849
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	12,474,000	11,842,661
1.884% 7/15/50 (d)	4,985,000	4,502,090
2.328% 7/15/52 (d)	3,812,000	3,290,704
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.5677% 5/17/24 (d)(f)(g)	1,616,000	1,574,743
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (d)(f)(g)	2,614,861	2,604,451
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (d)(f)(g)	18,277,000	17,860,339
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 6.2203% 4/16/31 (d)(f)(g)	7,718,000	7,607,270
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (d)(f)(g)	1,661,000	1,627,710
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (d)(f)(g)	14,155,000	13,786,163
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (d)(f)(g)	26,688,000	26,176,364
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.8263% 12/5/36 (c)(d)(f)(g)	419,898	0
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (f)(g)	7,168	6,825
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	4,965,445	4,469,375
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	8,709,239	7,446,573
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	13,016,143	10,868,740
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (d)	7,536,000	7,490,187
Class A3, 4.93% 4/20/26 (d)	8,086,000	8,053,234
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (c)(d)(f)(g)	934,000	682,121
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	525,000	480,328
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	151,000	142,020
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,081,000	1,020,873
Class E2, 5.739% 4/17/39 (d)	1,344,000	1,267,682
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	168,000	147,706
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.4485% 10/20/34 (d)(f)(g)	16,512,000	16,544,463
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	5,400,000	5,133,687
Series 2023 2 Class A, 4.89% 4/13/28	4,300,000	4,284,713
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (d)(f)(g)	13,214,000	13,052,062
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (d)(f)(g)	8,182,000	8,005,081
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (d)(f)(g)	16,805,000	16,426,316
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (d)(f)(g)	17,432,000	17,059,199
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	4,661,000	4,638,065
Class A3, 4.66% 5/15/28	8,561,000	8,523,379
TOTAL ASSET-BACKED SECURITIES (Cost $1,189,244,371)		1,142,167,427

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	4,373,490	3,624,925
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	3,368,041	3,215,782
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	3,758,188	3,621,811
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	5,041,838	4,757,091
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	104,663	102,224
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (d)(f)	1,631	174
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (d)(f)(g)	394,055	377,468
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	87,210	9
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	15,989,926	14,563,640
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (d)	2,467,401	2,243,715
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)	2,305,253	2,047,452
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	2,346,300	2,168,185
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (f)(g)	1,476	1,291
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.778% 9/25/43 (f)(g)	759,685	703,560
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	11,889,914	10,979,965
TOTAL PRIVATE SPONSOR		48,407,292
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.938% 2/25/32 (f)(g)	2,504	2,503
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 6.1113% 3/18/32 (f)(g)	4,661	4,686
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.138% 4/25/32 (f)(g)	5,239	5,267
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 6.138% 10/25/32 (f)(g)	6,451	6,486
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.888% 1/25/32 (f)(g)	2,395	2,390
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (f)(o)(p)	90,875	13,857
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.542% 11/25/36 (f)(o)(p)	65,623	6,385
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	1,914	1,909
Series 1996-28 Class PK, 6.5% 7/25/25	1,152	1,149
Series 1999-17 Class PG, 6% 4/25/29	25,624	25,824
Series 1999-32 Class PL, 6% 7/25/29	30,647	30,942
Series 1999-33 Class PK, 6% 7/25/29	22,601	22,820
Series 2001-52 Class YZ, 6.5% 10/25/31	3,552	3,665
Series 2005-102 Class CO 11/25/35 (q)	15,406	13,118
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1912% 8/25/35 (f)(p)	3,410	3,516
Series 2005-81 Class PC, 5.5% 9/25/35	46,154	47,121
Series 2006-12 Class BO 10/25/35 (q)	69,942	60,247
Series 2006-15 Class OP 3/25/36 (q)	89,722	75,727
Series 2006-37 Class OW 5/25/36 (q)	8,972	7,079
Series 2006-45 Class OP 6/25/36 (q)	27,874	22,213
Series 2006-62 Class KP 4/25/36 (q)	42,768	35,062
Series 2012-149:
Class DA, 1.75% 1/25/43	848,185	769,692
Class GA, 1.75% 6/25/42	922,775	830,324
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	4,745	4,815
Series 1999-25 Class Z, 6% 6/25/29	24,624	24,685
Series 2001-20 Class Z, 6% 5/25/31	28,551	28,923
Series 2001-31 Class ZC, 6.5% 7/25/31	13,620	13,790
Series 2002-16 Class ZD, 6.5% 4/25/32	11,226	11,606
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (f)(o)(p)	24,249	704
Series 2012-67 Class AI, 4.5% 7/25/27 (o)	55,476	1,523
Series 2020-80 Class BA, 1.5% 3/25/45	4,115,772	3,522,843
Series 2022-1 Class KA, 3% 5/25/48	1,943,388	1,769,407
Series 2022-3 Class N, 2% 10/25/47	22,799,958	19,737,974
Series 2022-30 Class E, 4.5% 7/25/48	5,031,712	4,856,201
Series 2022-35 Class CK, 4% 3/25/47	7,002,327	6,716,896
Series 2022-49 Class TC, 4% 12/25/48	1,634,241	1,588,358
Series 2022-7 Class A, 3% 5/25/48	2,765,021	2,517,809
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (f)(o)(p)	44,241	4,574
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (f)(o)(p)	23,669	2,852
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (f)(p)	62	62
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (f)(o)(p)	5,882	712
Series 2005-72 Class ZC, 5.5% 8/25/35	361,588	367,008
Series 2005-79 Class ZC, 5.9% 9/25/35	278,788	283,721
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.792% 6/25/37 (f)(p)	19,502	24,744
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (f)(p)	29,706	37,840
Class SB, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (f)(p)	8,264	9,349
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 1.407% 8/25/37 (f)(o)(p)	908,385	98,839
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (f)(o)(p)	152,174	15,503
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (f)(o)(p)	153,850	10,382
Class ZA, 4.5% 12/25/40	505,101	516,106
Series 2010-139 Class NI, 4.5% 2/25/40 (o)	27,835	437
Series 2010-150 Class ZC, 4.75% 1/25/41	904,327	908,027
Series 2010-95 Class ZC, 5% 9/25/40	2,023,182	2,037,058
Series 2011-39 Class ZA, 6% 11/25/32	105,074	107,604
Series 2011-4 Class PZ, 5% 2/25/41	297,839	292,533
Series 2011-67 Class AI, 4% 7/25/26 (o)	10,201	247
Series 2011-83 Class DI, 6% 9/25/26 (o)	37	0
Series 2012-100 Class WI, 3% 9/25/27 (o)	392,264	15,856
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (f)(o)(p)	25,035	70
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (f)(o)(p)	32,973	271
Series 2013-133 Class IB, 3% 4/25/32 (o)	122,667	3,208
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (f)(o)(p)	139,532	15,436
Series 2013-51 Class GI, 3% 10/25/32 (o)	542,553	31,471
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (f)(o)(p)	125,201	10,101
Series 2015-42 Class IL, 6% 6/25/45 (o)	854,640	146,105
Series 2015-70 Class JC, 3% 10/25/45	765,066	720,627
Series 2017-30 Class AI, 5.5% 5/25/47 (o)	510,708	88,386
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)	22,756	3,638
Series 343 Class 16, 5.5% 5/25/34 (o)	21,334	3,452
Series 348 Class 14, 6.5% 8/25/34 (f)(o)	14,676	2,850
Series 351:
Class 12, 5.5% 4/25/34 (f)(o)	9,036	1,502
Class 13, 6% 3/25/34 (o)	13,209	2,396
Series 359 Class 19, 6% 7/25/35 (f)(o)	7,794	1,466
Series 384 Class 6, 5% 7/25/37 (o)	89,612	15,172
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.9074% 1/15/32 (f)(g)	1,865	1,864
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (f)(g)	2,861	2,867
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 6.1074% 3/15/32 (f)(g)	2,451	2,463
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 6.0074% 6/15/31 (f)(g)	4,526	4,534
Class FG, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (f)(g)	1,544	1,547
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 5.3574% 5/15/37 (f)(g)	116,541	114,830
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	32,646	33,018
Series 2101 Class PD, 6% 11/15/28	2,693	2,720
Series 2121 Class MG, 6% 2/15/29	12,988	13,133
Series 2131 Class BG, 6% 3/15/29	91,271	92,348
Series 2137 Class PG, 6% 3/15/29	14,091	14,255
Series 2154 Class PT, 6% 5/15/29	24,444	24,728
Series 2162 Class PH, 6% 6/15/29	4,763	4,806
Series 2520 Class BE, 6% 11/15/32	45,449	46,728
Series 2693 Class MD, 5.5% 10/15/33	419,258	423,685
Series 2802 Class OB, 6% 5/15/34	34,250	34,734
Series 3002 Class NE, 5% 7/15/35	102,342	102,419
Series 3110 Class OP 9/15/35 (q)	25,467	23,466
Series 3119 Class PO 2/15/36 (q)	106,665	85,671
Series 3121 Class KO 3/15/36 (q)	16,692	13,716
Series 3123 Class LO 3/15/36 (q)	59,600	48,294
Series 3145 Class GO 4/15/36 (q)	61,767	50,297
Series 3189 Class PD, 6% 7/15/36	93,845	97,268
Series 3225 Class EO 10/15/36 (q)	31,601	25,099
Series 3258 Class PM, 5.5% 12/15/36	38,042	38,992
Series 3415 Class PC, 5% 12/15/37	43,431	43,098
Series 3806 Class UP, 4.5% 2/15/41	202,769	202,080
Series 3832 Class PE, 5% 3/15/41	408,479	408,752
Series 4135 Class AB, 1.75% 6/15/42	682,991	618,212
sequential payer:
Series 2020-5066 Class A, 1.5% 11/25/44	1,355,441	1,134,803
Series 2022-5189 Class DA, 2.5% 5/25/49	1,447,190	1,255,416
Series 2022-5190 Class BA, 2.5% 11/25/47	1,404,515	1,242,765
Series 2022-5197 Class DA, 2.5% 11/25/47	1,066,852	944,066
Series 2022-5198 Class BA, 2.5% 11/25/47	4,833,013	4,335,212
Series 2022-5202 Class LB, 2.5% 10/25/47	1,138,905	1,004,971
Series 2135 Class JE, 6% 3/15/29	6,508	6,589
Series 2274 Class ZM, 6.5% 1/15/31	9,248	9,352
Series 2281 Class ZB, 6% 3/15/30	17,446	17,647
Series 2303 Class ZV, 6% 4/15/31	9,614	9,745
Series 2357 Class ZB, 6.5% 9/15/31	72,971	74,899
Series 2502 Class ZC, 6% 9/15/32	18,126	18,637
Series 2519 Class ZD, 5.5% 11/15/32	26,571	27,041
Series 2998 Class LY, 5.5% 7/15/25	7,518	7,489
Series 3871 Class KB, 5.5% 6/15/41	665,520	691,034
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (f)(o)(p)	31,442	2,888
Series 2013-4281 Class AI, 4% 12/15/28 (o)	64,037	1,036
Series 2017-4683 Class LM, 3% 5/15/47	1,171,362	1,101,676
Series 2021-5083 Class VA, 1% 8/15/38	6,599,615	6,134,302
Series 2933 Class ZM, 5.75% 2/15/35	586,594	607,033
Series 2935 Class ZK, 5.5% 2/15/35	451,691	463,147
Series 2947 Class XZ, 6% 3/15/35	186,557	192,603
Series 2996 Class ZD, 5.5% 6/15/35	394,985	404,315
Series 3237 Class C, 5.5% 11/15/36	499,626	503,018
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (f)(o)(p)	134,614	13,078
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (f)(o)(p)	204,131	21,530
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (f)(o)(p)	285,048	35,163
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (f)(o)(p)	88,097	10,350
Series 3949 Class MK, 4.5% 10/15/34	75,323	74,478
Series 4055 Class BI, 3.5% 5/15/31 (o)	113,920	2,587
Series 4149 Class IO, 3% 1/15/33 (o)	298,066	23,439
Series 4314 Class AI, 5% 3/15/34 (o)	30,216	850
Series 4427 Class LI, 3.5% 2/15/34 (o)	423,147	24,507
Series 4471 Class PA 4% 12/15/40	363,425	353,941
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10,012	10,028
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.8477% 2/15/24 (f)(g)	410	411
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	10,356	10,447
Series 2056 Class Z, 6% 5/15/28	25,895	26,180
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	991,344	973,824
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (f)(o)(p)	57,127	6,143
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.5677% 3/20/60 (f)(g)(r)	577,057	574,058
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (f)(g)(r)	111,465	110,413
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (f)(g)(r)	126,935	125,752
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (f)(g)(r)	99,399	98,445
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (f)(g)(r)	269,990	267,774
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 12/20/60 (f)(g)(r)	231,711	230,354
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 2/20/61 (f)(g)(r)	202,345	200,936
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.3477% 2/20/61 (f)(g)(r)	308,677	306,587
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (f)(g)(r)	225,380	223,888
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (f)(g)(r)	345,969	344,057
Class FC, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (f)(g)(r)	259,162	257,602
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.3877% 6/20/61 (f)(g)(r)	291,974	290,353
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 10/20/61 (f)(g)(r)	590,118	587,414
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 11/20/61 (f)(g)(r)	324,889	323,661
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 1/20/62 (f)(g)(r)	166,293	165,674
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 1/20/62 (f)(g)(r)	294,193	292,767
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 3/20/62 (f)(g)(r)	140,782	139,971
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (f)(g)(r)	6,189	6,108
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 5.3777% 10/20/62 (f)(g)(r)	125,628	124,730
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 5.2177% 3/20/63 (f)(g)(r)	235,888	233,648
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 1/20/64 (f)(g)(r)	168,939	168,103
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.4577% 12/20/63 (f)(g)(r)	828,275	825,733
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.3577% 6/20/64 (f)(g)(r)	1,116,830	1,110,125
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 5.3577% 9/20/64 (f)(g)(r)	3,687,889	3,664,253
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5948% 12/20/62 (f)(g)(r)	17,258	16,857
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 5.5484% 1/20/49 (f)(g)	2,174,282	2,139,169
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.6484% 10/20/49 (f)(g)	682,841	665,449
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5984% 2/20/49 (f)(g)	1,353,554	1,328,012
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (f)(p)	817,350	679,543
Series 2011-136 Class WI, 4.5% 5/20/40 (o)	19,705	1,290
Series 2016-69 Class WA, 3% 2/20/46	709,981	655,152
Series 2017-134 Class BA, 2.5% 11/20/46	984,627	888,592
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	158,911	157,364
Series 2010-160 Class DY, 4% 12/20/40	1,598,529	1,565,137
Series 2010-170 Class B, 4% 12/20/40	355,029	347,601
Series 2017-139 Class BA, 3% 9/20/47	3,270,846	2,965,548
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (f)(o)(p)	33,218	2,559
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0946% 8/17/34 (f)(o)(p)	32,287	3,753
Series 2010-116 Class QB, 4% 9/16/40	3,641,146	3,543,943
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 5/20/60 (f)(g)(r)	320,816	318,070
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9516% 7/20/41 (f)(o)(p)	137,717	13,808
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (f)(o)(p)	125,620	12,296
Series 2013-149 Class MA, 2.5% 5/20/40	1,171,888	1,120,627
Series 2014-2 Class BA, 3% 1/20/44	1,977,405	1,805,333
Series 2014-21 Class HA, 3% 2/20/44	733,144	670,621
Series 2014-25 Class HC, 3% 2/20/44	1,252,551	1,140,108
Series 2014-5 Class A, 3% 1/20/44	1,078,581	984,582
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)	12,031	11,297
Series 2017-186 Class HK, 3% 11/16/45	1,798,119	1,636,375
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (f)(g)(r)	2,309,876	2,297,425
TOTAL U.S. GOVERNMENT AGENCY		108,562,302
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,666,079)		156,969,594

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 7.407% 6/15/35 (d)(f)(g)	172,000	162,469
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 8.307% 3/15/34 (d)(f)(g)	567,000	531,750
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 7.057% 4/15/36 (d)(f)(g)	1,045,000	1,015,735
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 8.857% 9/15/38 (d)(f)(g)	627,000	504,388
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (d)(f)(g)	9,488,000	9,215,638
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (d)(f)(g)	1,792,000	1,738,747
Class C, CME Term SOFR 1 Month Index + 2.150% 7.21% 1/15/39 (d)(f)(g)	1,279,000	1,233,391
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	6,400,000	5,855,174
Class ANM, 3.112% 11/5/32 (d)	7,809,000	7,126,226
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)	455,000	386,401
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	1,753,000	1,470,295
Class CNM, 3.7186% 11/5/32 (d)(f)	725,000	573,400
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	6,800,000	6,316,600
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,172,211
Series 2021-BN33 Class A5, 2.556% 5/15/64	700,000	582,549
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,052,000	853,861
Series 2022-BNK39 Class A4, 2.928% 2/15/55	920,000	777,345
Series 2022-BNK40, Class A4, 3.3935% 3/15/64 (f)	295,000	259,284
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	531,000	262,489
Class E, 2.5% 6/15/55 (d)	416,000	169,830
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (f)	988,000	941,627
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	2,700,000	2,733,068
Class A3, 6.26% 4/15/56	8,500,000	8,803,257
Series 2023-BNK45 Class C, 6.2795% 2/15/56 (f)	418,000	362,199
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	782,000	531,755
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	960,000	549,121
Class E, 2.8% 11/15/50 (c)(d)	609,000	234,189
Series 2018-BN10 Class C, 4.163% 2/15/61 (f)	1,221,000	992,282
Series 2018-BN12 Class D, 3% 5/15/61 (d)	487,000	295,718
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	430,000	268,784
Class E, 3% 11/15/61 (d)	430,000	234,478
Series 2019-BN18 Class D, 3% 5/15/62 (d)	648,000	271,944
Series 2019-BN19 Class D, 3% 8/15/61 (c)(d)	828,000	327,060
Series 2020-BN25 Class C, 3.353% 1/15/63 (f)	775,000	575,492
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	243,000	134,924
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	252,000	115,828
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	189,000	86,121
Class MCDG, 2.9182% 12/15/53 (c)(f)	2,104,000	1,029,947
Series 2021-BN33 Class XA, 1.056% 5/15/64 (f)(o)	6,868,540	388,512
Series 2021-BN38 Class C, 3.2172% 12/15/64 (f)	146,000	96,016
Series 2022-BNK43 Class D, 3% 8/15/55 (d)	994,000	501,897
Series 2022-BNK44 Class C, 5.7458% 11/15/55 (f)	2,056,000	1,698,954
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	347,000	279,944
Class D, 3.25% 2/15/50 (d)	675,000	463,131
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)	1,180,000	856,836
Class XA, 1.7282% 7/15/49 (f)(o)	8,842,167	326,609
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	8,900,000	8,257,692
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	188,000	114,144
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	1,203,000	1,078,811
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (c)(d)	830,000	371,969
Series 2022-C14 Class A5, 2.946% 2/15/55	1,388,000	1,176,895
Series 2023-C19 Class A5, 5.451% 4/15/56	503,000	515,625
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)	483,000	372,585
Class E, 3.6089% 8/14/36 (d)(f)	363,000	254,987
Series 2019-C3 Class C, 4.178% 5/15/52	273,000	212,847
Series 2020-C7 Class D, 3.603% 4/15/53 (d)(f)	210,000	117,624
Series 2022-C16:
Class A5, 4.6% 6/15/55	1,816,000	1,748,482
Class B, 4.6% 6/15/55	441,000	368,998
Series 2022-C17 Class B, 4.889% 9/15/55	588,000	510,604
Series 2022-C18, Class B, 6.1484% 12/15/55 (f)	756,000	731,422
Series 2023 C19 Class B, 6.3333% 4/15/56 (f)	478,000	468,467
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,453,959
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)	399,000	244,985
Class 225E, 3.2943% 12/15/62 (c)(d)(f)	269,000	150,589
Series 2020-B20 Class E, 2% 10/15/53 (d)	588,000	273,291
Series 2020-B22, Class A5, 1.973% 1/15/54	590,000	467,833
Series 2021-B29, Class A5, 2.3879% 9/15/54	1,716,000	1,392,019
Series 2022-B34 Class A5, 3.786% 4/15/55	532,000	468,507
Series 2023-B38 Class A4, 5.5246% 4/15/56	613,000	629,774
Series 2018-B6 Class D, 3.1042% 10/10/51 (c)(d)(f)	613,000	381,093
Series 2018-B7 Class D, 3% 5/15/53 (d)(f)	351,000	223,594
Series 2019-B12 Class B, 3.5702% 8/15/52	462,000	380,717
Series 2019-B13 Class D, 2.5% 8/15/57 (d)	672,000	371,438
Series 2019-B14 Class XA, 0.7749% 12/15/62 (f)(o)	16,744,544	508,497
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)	1,113,000	937,374
Class D, 2.25% 7/15/53 (d)	777,000	407,340
Series 2020-B21 Class D, 2% 12/17/53 (d)	446,000	223,865
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)	315,000	174,033
Class D, 3.2931% 9/15/48 (d)(f)	1,503,000	421,022
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	789,000	520,052
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)	850,000	481,610
Class 300E, 2.9942% 4/15/54 (d)(f)	282,000	165,249
Series 2021-B27 Class XA, 1.2643% 7/15/54 (f)(o)	11,322,503	795,531
Series 2022 B37 Class B, 5.7512% 11/15/55 (f)	434,000	407,110
Series 2022-B35 Class D, 2.5% 5/15/55 (d)	949,000	467,458
Series 2022-B36 Class D, 2.5% 7/15/55 (d)	712,000	327,041
Series 2022-B37 Class C, 5.7512% 11/15/55 (f)	823,000	708,504
Series 2023 B38:
Class B, 6.2447% 4/15/56	598,000	578,955
Class C, 6.2447% 4/15/56	800,000	697,814
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (d)(f)(g)	6,971,000	6,924,686
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 8.045% 8/15/36 (d)(f)(g)	319,900	298,283
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.3964% 2/15/56 (f)	473,000	442,238
Class C, 5.8635% 2/15/56 (f)	457,000	397,340
Class D, 5.8635% 2/15/56 (c)(d)(f)	294,000	205,160
BMO Mortgage Trust:
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (c)(d)(f)	441,000	236,388
Class 360E, 3.9387% 2/17/55 (d)(f)	546,000	323,220
Series 2022-C3 Class D, 2.5% 9/15/54 (d)	361,000	156,596
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (d)(f)(g)	32,831,000	31,807,494
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (d)(f)(g)	10,615,000	10,307,237
Class D, CME Term SOFR 1 Month Index + 3.690% 8.7543% 4/15/37 (d)(f)(g)	1,327,000	1,284,801
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 7.507% 6/15/35 (d)(f)(g)	168,000	153,562
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.997% 10/15/38 (d)(f)(g)	187,196	171,998
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.1735% 11/15/32 (d)(f)(g)	149,800	145,895
Series 2020-VKNG Class E, CME Term SOFR 1 Month Index + 2.210% 7.2738% 10/15/37 (d)(f)(g)	262,500	251,273
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 8.1938% 4/15/34 (d)(f)(g)	397,500	335,690
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (d)(f)(g)	18,877,000	18,224,505
Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (d)(f)(g)	2,565,000	2,460,223
Class C, 1 month U.S. LIBOR + 1.090% 6.2066% 10/15/36 (d)(f)(g)	3,433,000	3,267,962
Class D, 1 month U.S. LIBOR + 1.290% 6.4063% 10/15/36 (d)(f)(g)	3,333,000	3,144,501
Class E, 1 month U.S. LIBOR + 1.940% 7.0555% 10/15/36 (d)(f)(g)	11,589,000	10,955,454
Class G, 1 month U.S. LIBOR + 2.940% 8.0541% 10/15/36 (d)(f)(g)	798,000	741,595
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.9093% 5/15/38 (d)(f)(g)	1,100,000	1,017,404
Class G, 1 month U.S. LIBOR + 3.950% 9.0593% 5/15/38 (d)(f)(g)	1,980,000	1,855,505
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (d)(f)(g)	22,258,150	21,621,093
Class B, CME Term SOFR 1 Month Index + 1.310% 6.3716% 2/15/39 (d)(f)(g)	6,706,689	6,450,754
Class C, CME Term SOFR 1 Month Index + 1.560% 6.621% 2/15/39 (d)(f)(g)	6,706,689	6,366,846
Class D, CME Term SOFR 1 Month Index + 1.960% 7.0201% 2/15/39 (d)(f)(g)	6,706,689	6,335,069
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.0495% 11/15/32 (d)(f)(g)	582,243	576,001
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)	2,936,000	2,362,580
Class E, 3.5488% 3/11/44 (d)(f)	2,839,000	2,220,417
Bx Commercial Mortgage Trust 2:
floater:
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.407% 4/15/34 (d)(f)(g)	6,526,000	6,376,897
Class C, 1 month U.S. LIBOR + 1.600% 6.707% 4/15/34 (d)(f)(g)	4,315,000	4,205,463
Class D, 1 month U.S. LIBOR + 1.900% 7.007% 4/15/34 (d)(f)(g)	4,529,000	4,402,539
Class G, 1 month U.S. LIBOR + 3.600% 8.707% 4/15/34 (d)(f)(g)	861,000	827,186
Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 9.1651% 2/15/39 (d)(f)(g)	1,793,649	1,652,067
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (d)(f)(g)	8,333,000	8,227,216
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 9.482% 7/15/34 (d)(f)(g)	404,560	399,944
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.733% 9/15/37 (d)(f)(g)	2,781,800	2,585,768
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 7.3436% 10/15/36 (d)(f)(g)	546,000	507,414
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (d)(f)(g)	7,544,600	7,459,410
Class C, CME Term SOFR 1 Month Index + 1.360% 6.4238% 10/15/36 (d)(f)(g)	6,706,500	6,604,952
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (d)(f)(g)	15,080,700	14,814,301
Class E, CME Term SOFR 1 Month Index + 1.910% 6.9738% 10/15/36 (d)(f)(g)	21,532,200	21,097,512
Class F, CME Term SOFR 1 Month Index + 2.110% 7.1738% 10/15/36 (d)(f)(g)	1,955,000	1,903,202
Class J, CME Term SOFR 1 Month Index + 2.760% 7.8238% 10/15/36 (d)(f)(g)	4,450,600	4,290,316
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.1745% 2/15/36 (d)(f)(g)	818,000	739,660
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 8.403% 11/15/38 (d)(f)(g)	672,000	629,781
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 7.7005% 10/15/36 (d)(f)(g)	1,385,000	1,284,057
Class G, 1 month U.S. LIBOR + 3.140% 8.2491% 10/15/36 (d)(f)(g)	2,109,000	1,945,942
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 8.4565% 10/15/26 (d)(f)(g)	1,869,000	1,705,107
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.5745% 2/15/36 (d)(f)(g)	534,000	485,029
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.5745% 2/15/36 (d)(f)(g)	1,094,000	993,673
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.1745% 2/15/36 (d)(f)(g)	1,572,000	1,421,449
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.1735% 1/15/34 (d)(f)(g)	1,916,096	1,814,465
Class G, CME Term SOFR 1 Month Index + 4.010% 9.0735% 1/15/34 (d)(f)(g)	103,084	96,465
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 7.044% 9/15/34 (d)(f)(g)	441,000	404,423
Series 2021-SOAR:
Class F, 1 month U.S. LIBOR + 2.350% 7.458% 6/15/38 (d)(f)(g)	1,285,335	1,217,480
Class G, 1 month U.S. LIBOR + 2.800% 7.908% 6/15/38 (d)(f)(g)	1,041,063	973,024
Class J, 1 month U.S. LIBOR + 3.750% 8.858% 6/15/38 (d)(f)(g)	1,631,386	1,514,056
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 7.5074% 9/15/36 (d)(f)(g)	1,049,000	973,331
Class G, 1 month U.S. LIBOR + 2.850% 7.9574% 9/15/36 (d)(f)(g)	1,440,000	1,325,043
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (d)(f)(g)	9,932,000	9,925,766
Class D, CME Term SOFR 1 Month Index + 4.060% 9.1203% 10/15/39 (d)(f)(g)	1,441,000	1,428,360
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (d)(f)(g)	18,696,006	18,444,552
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (d)(f)(g)	8,416,284	8,276,766
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (d)(f)(g)	1,898,915	1,845,462
Class D, CME Term SOFR 1 Month Index + 2.830% 7.8983% 4/15/37 (d)(f)(g)	1,589,898	1,517,530
Class F, CME Term SOFR 1 Month Index + 4.780% 9.8453% 4/15/37 (d)(f)(g)	2,178,991	2,055,692
Series 2022-LBA6:
Class C, CME Term SOFR 1 Month Index + 1.600% 6.6593% 1/15/39 (d)(f)(g)	577,000	552,406
Class F, CME Term SOFR 1 Month Index + 3.350% 8.4093% 1/15/39 (d)(f)(g)	1,160,000	1,096,331
Class G, CME Term SOFR 1 Month Index + 4.200% 9.2593% 1/15/39 (d)(f)(g)	378,000	357,522
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.3583% 1/15/39 (d)(f)(g)	443,000	411,725
Series 20XX-LBA Class DV, CME Term SOFR 1 Month Index + 1.710% 6.7745% 2/15/36 (d)(f)(g)	476,000	443,217
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (d)(f)(g)	15,455,239	15,348,590
Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 8.3% 10/15/36 (d)(f)(g)	345,000	314,578
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (d)	1,771,000	1,542,208
Series 2019-OC11:
Class D, 3.944% 12/9/41 (d)(f)	84,000	71,139
Class E, 3.944% 12/9/41 (d)(f)	5,706,000	4,722,547
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(f)	189,000	101,753
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.389% 3/15/35 (d)(f)	1,534,000	1,487,859
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	976,000	681,506
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 7.657% 12/15/37 (d)(f)(g)	100,000	96,171
Class G, 1 month U.S. LIBOR + 3.250% 8.357% 12/15/37 (d)(f)(g)	3,620,500	3,483,065
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5457% 2/10/50 (f)	813,000	506,059
Class D, 3.25% 2/10/50 (d)	735,000	284,117
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.6728% 2/15/39 (d)(f)(g)	2,211,000	1,827,447
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	17,851,842	15,599,152
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (d)(f)(g)	5,780,000	5,692,480
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (d)(f)(g)	1,600,000	1,567,699
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (d)(f)(g)	15,924,750	15,723,089
Class B, 1 month U.S. LIBOR + 1.500% 6.607% 6/15/34 (d)(f)(g)	3,135,325	3,047,990
Class C, 1 month U.S. LIBOR + 1.750% 6.857% 6/15/34 (d)(f)(g)	3,541,260	3,388,833
Class E, 1 month U.S. LIBOR + 2.350% 7.457% 6/15/34 (d)(f)(g)	1,646,567	1,497,337
Class F, 1 month U.S. LIBOR + 2.600% 7.7152% 6/15/34 (d)(f)(g)	2,125,947	1,865,279
Citigroup Commercial Mortgage Series 2023-SMRT Class D, 6.0475% 6/10/28 (d)(f)	1,212,000	1,155,842
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)	715,000	597,025
Series 2013-GC15 Class D, 5.154% 9/10/46 (d)(f)	1,200,000	1,116,495
Series 2015-GC29 Class XA, 1.0151% 4/10/48 (f)(o)	18,223,890	264,000
Series 2015-GC33 Class XA, 0.871% 9/10/58 (f)(o)	29,245,749	454,268
Series 2016-P4 Class D, 3.941% 7/10/49 (d)(f)	965,000	687,222
Series 2016-P6 Class XA, 0.5591% 12/10/49 (f)(o)	21,229,761	333,815
Series 2019-GC41 Class D, 3% 8/10/56 (d)	546,000	324,592
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)	567,000	400,617
Series 2020-GC46 Class E, 2.6% 2/15/53 (d)	76,000	34,815
Series 2022-GC48 Class D, 2.5% 6/15/55 (d)	1,029,000	496,680
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 8.257% 9/15/33 (d)(f)(g)	267,000	150,786
Class G, 1 month U.S. LIBOR + 5.150% 10.2633% 9/15/33 (d)(f)(g)	300,000	139,529
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	527,000	424,230
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,605,000	2,524,745
Series 2012-CR1:
Class C, 5.3182% 5/15/45 (f)	426,000	366,641
Class D, 5.3182% 5/15/45 (d)(f)	1,160,000	801,053
Class G, 2.462% 5/15/45 (c)(d)	425,000	126,454
Series 2012-LC4 Class C, 5.3005% 12/10/44 (f)	94,000	76,139
Series 2013-CR10 Class D, 4.8201% 8/10/46 (d)(f)	825,000	746,320
Series 2013-CR9 Class C, 4.4131% 7/10/45 (d)(f)	190,538	181,395
Series 2013-LC6 Class D, 4.0159% 1/10/46 (d)(f)	497,789	462,918
Series 2014-CR15 Class D, 4.6697% 2/10/47 (d)(f)	173,000	134,971
Series 2014-CR20 Class XA, 0.928% 11/10/47 (f)(o)	33,290,072	294,497
Series 2014-LC17 Class XA, 0.6585% 10/10/47 (f)(o)	20,847,513	130,237
Series 2014-UBS2 Class D, 4.9813% 3/10/47 (d)(f)	542,000	445,369
Series 2014-UBS6 Class XA, 0.8327% 12/10/47 (f)(o)	39,984,968	351,556
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)	845,000	709,360
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)	1,230,000	997,931
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	971,000	650,571
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	739,000	562,698
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	202,000	136,650
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9792% 11/10/49 (f)	352,000	273,371
Class D, 2.7292% 11/10/49 (f)	299,000	152,227
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8451% 8/15/45 (d)(f)	62,305	56,909
Class E, 4.8451% 8/15/45 (d)(f)	1,009,000	857,388
Class F, 4.25% 8/15/45 (c)(d)	1,110,000	775,737
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	286,000	136,806
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 7.007% 12/15/31 (d)(f)(g)	655,200	612,592
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (d)(f)	714,000	452,667
Class F, 2.9968% 11/13/39 (d)(f)	651,000	390,188
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 9.3243% 6/15/34 (d)(g)	636,000	540,881
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 6.337% 5/15/36 (d)(f)(g)	9,024,548	8,933,120
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (d)(f)(g)	5,178,117	5,127,665
Class F, 1 month U.S. LIBOR + 2.650% 7.757% 5/15/36 (d)(f)(g)	377,062	368,254
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.0265% 11/15/23 (d)(f)(g)	3,624,000	3,537,162
Series 2022-NWPT Class B, CME Term SOFR 1 Month Index + 4.190% 9.2503% 9/9/24 (d)(f)(g)	1,610,000	1,595,183
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	3,999,190	3,592,322
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	7,384,000	7,099,314
Class B, 4.5349% 4/15/36 (d)	2,263,000	2,154,108
Class C, 4.782% 4/15/36 (d)(f)	1,523,000	1,445,967
Class D, 4.782% 4/15/36 (d)(f)	3,047,000	2,858,776
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)	525,000	347,264
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.6327% 5/15/26 (d)(f)(g)	815,650	766,426
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4352% 6/15/50 (d)(f)	701,000	427,546
Series 2018-CX11 Class C, 4.8272% 4/15/51 (f)	282,000	238,526
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	630,000	483,443
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 9.457% 7/15/32 (d)(f)(g)	732,000	671,637
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 7.857% 5/15/35 (d)(f)(g)	652,427	619,579
Series 2018-C1 Class C, 4.6294% 10/15/51 (f)	189,000	147,601
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)	665,000	405,974
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	212,000	112,080
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3523% 8/10/44 (d)(f)	386,073	332,022
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)	250,000	155,301
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4725% 8/10/49 (f)	218,000	183,431
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (d)(f)(g)	23,453,000	22,615,020
Class F, 1 month U.S. LIBOR + 2.660% 7.775% 11/15/38 (d)(f)(g)	1,326,000	1,252,684
Class G, 1 month U.S. LIBOR + 3.110% 8.224% 11/15/38 (d)(f)(g)	100,000	91,657
Class J, 1 month U.S. LIBOR + 3.610% 8.7229% 11/15/38 (d)(f)(g)	2,118,000	1,942,586
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (d)(f)(g)	7,369,491	7,212,435
Class B, 1 month U.S. LIBOR + 1.380% 6.488% 7/15/38 (d)(f)(g)	4,196,948	4,083,831
Class C, 1 month U.S. LIBOR + 1.700% 6.808% 7/15/38 (d)(f)(g)	3,093,667	3,008,561
Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (d)(f)(g)	13,490,608	13,083,632
Class F, 1 month U.S. LIBOR + 3.700% 8.808% 7/15/38 (d)(f)(g)	3,376,060	3,206,345
Freddie Mac sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	9,770,000	9,469,816
Series 2015-K049 Class A2, 3.01% 7/25/25	1,450,000	1,401,079
Series 2015-K051 Class A2, 3.308% 9/25/25	2,295,000	2,228,203
Series 2017 K726 Class A2, 2.905% 4/25/24	6,644,265	6,499,554
Series 2021-K126 Class A2, 2.074% 1/25/31	3,700,000	3,154,535
Series 2022-150 Class A2, 3.71% 9/25/32	600,000	570,133
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	42,523	42,376
Class X, 0.4556% 8/10/43 (d)(f)(o)	225,086	10
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 7.757% 10/15/36 (d)(f)(g)	1,717,000	1,543,354
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 6.6662% 8/15/36 (d)(f)(g)	963,000	942,920
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (d)(f)(g)	8,853,489	8,660,882
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 6.2% 10/15/31 (d)(f)(g)	9,711,798	9,262,936
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (d)(f)(g)	13,201,000	12,380,520
Class B, 1 month U.S. LIBOR + 1.150% 6.257% 10/15/36 (d)(f)(g)	1,550,000	1,429,347
Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (d)(f)(g)	1,277,000	1,156,678
sequential payer:
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,900,000	1,784,431
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,181,000	1,028,868
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,143,000	992,765
Series 2011-GC5:
Class C, 5.1526% 8/10/44 (d)(f)	505,077	353,691
Class D, 5.1526% 8/10/44 (d)(f)	342,592	106,841
Class E, 5.1526% 8/10/44 (c)(d)(f)	424,043	38,517
Class F, 4.5% 8/10/44 (c)(d)	733,782	2,574
Series 2012-GCJ9:
Class D, 4.6131% 11/10/45 (d)(f)	923,799	850,316
Class E, 4.6131% 11/10/45 (d)(f)	510,000	433,737
Series 2013-GC10 Class D, 4.5367% 2/10/46 (d)(f)	334,000	266,253
Series 2013-GC16:
Class C, 5.3239% 11/10/46 (f)	241,000	235,222
Class D, 5.3239% 11/10/46 (d)(f)	634,000	558,063
Class F, 3.5% 11/10/46 (d)	536,000	423,788
Series 2014-GC20 Class XA, 1.0036% 4/10/47 (f)(o)	34,871,961	149,608
Series 2015-GC34 Class XA, 1.2021% 10/10/48 (f)(o)	8,976,262	201,773
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	386,000	293,682
Series 2016-GS4 Class C, 3.9534% 11/10/49 (f)	264,000	214,277
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	355,000	217,277
Series 2018-GS9 Class D, 3% 3/10/51 (d)	476,000	298,983
Series 2019-GC38 Class D, 3% 2/10/52 (d)	543,000	347,788
Series 2019-GC39 Class D, 3% 5/10/52 (d)	672,000	408,621
Series 2019-GC42:
Class C, 3.6924% 9/10/52 (f)	350,000	268,302
Class D, 2.8% 9/10/52 (d)	727,000	411,377
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	651,000	464,777
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	525,000	295,242
Class SWD, 3.2185% 12/13/39 (d)(f)	399,000	260,296
Series 2020-GC47 Class D, 3.4541% 5/12/53 (d)(f)	189,000	114,861
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 10.8484% 11/21/35 (d)(f)(g)	1,725,126	1,520,186
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)	2,849,000	2,580,074
Class F, 4.1935% 11/5/38 (d)(f)	1,113,000	992,611
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	317,888	282,142
Class F, 4.101% 9/17/39 (d)	79,671	71,217
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)	483,000	369,238
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)	378,000	251,046
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 9.2513% 10/15/39 (d)(f)(g)	630,000	623,336
Class E, CME Term SOFR 1 Month Index + 5.940% 10.9993% 10/15/39 (d)(f)(g)	560,000	552,918
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	592,000	532,486
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.0904% 8/15/39 (d)(f)(g)	614,000	609,383
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (d)(f)(g)	17,389,000	17,383,576
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.1883% 9/15/39 (d)(f)(g)	934,000	924,628
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.5707% 4/15/47 (f)(o)	2,640,299	8,806
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	106,000	80,142
Series 2014-C26 Class D, 3.871% 1/15/48 (d)(f)	2,126,000	1,586,622
Series 2015-C30 Class XA, 0.4251% 7/15/48 (f)(o)	21,607,554	163,699
Series 2015-C32 Class C, 4.6545% 11/15/48 (f)	1,368,000	925,047
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3822% 12/15/49 (d)(f)	696,000	445,885
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0667% 12/15/49 (f)	343,000	272,092
Class D, 3.0667% 12/15/49 (d)(f)	681,000	390,459
Series 2017-C7 Class D, 3% 10/15/50 (d)	572,000	323,776
Series 2018-C8 Class D, 3.3104% 6/15/51 (d)(f)	223,000	131,552
Series 2019-COR6 Class D, 2.5% 11/13/52 (d)	315,000	169,837
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	399,000	207,131
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 7.267% 7/15/36 (d)(f)(g)	567,000	543,458
Class F, 1 month U.S. LIBOR + 3.000% 8.107% 7/15/36 (d)(f)(g)	189,000	179,235
Series 2011-C3:
Class E, 5.5257% 2/15/46 (d)(f)	637,000	259,923
Class G, 4.409% 2/15/46 (d)(f)	202,000	20,994
Class H, 4.409% 2/15/46 (c)(d)(f)	453,000	34,647
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (d)(f)	504,334	433,192
Class F, 4% 6/15/45 (c)(d)	615,000	236,775
Class G 4% 6/15/45 (c)(d)	674,000	185,350
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	584,000	455,812
Class D, 4.1392% 4/15/46 (f)	907,000	581,387
Class F, 3.25% 4/15/46 (c)(d)(f)	1,014,000	114,275
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)	516,000	1,291
Class E, 3.8046% 6/10/27 (c)(d)(f)	830,000	2,022
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)	409,000	105,113
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	4,763,000	4,279,556
Class CFX, 4.9498% 7/5/33 (d)	1,323,000	1,135,134
Class DFX, 5.3503% 7/5/33 (d)	2,354,000	1,972,652
Class EFX, 5.3635% 7/5/33 (d)(f)	2,783,000	2,290,409
Class XAFX, 1.116% 7/5/33 (d)(f)(o)	19,961,000	691
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)	588,000	462,417
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	401,000	328,722
Class FFX, 4.6254% 1/16/37 (d)	642,000	508,926
Class GFX, 4.8445% 1/16/37 (d)(f)	252,000	190,198
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 7.257% 5/15/36 (d)(f)(g)	2,224,000	2,159,535
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.1235% 8/15/38 (d)(f)(g)	1,105,014	985,443
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)	213,000	182,153
Class E, 4.6485% 2/10/36 (d)(f)	523,000	423,996
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (d)(f)(g)	26,961,000	26,392,387
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (d)(f)(g)	16,119,000	15,740,893
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1524% 5/15/39 (d)(f)(g)	9,032,000	8,749,018
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6012% 5/15/39 (d)(f)(g)	8,027,000	7,634,696
Class E, CME Term SOFR 1 Month Index + 3.240% 8.2993% 5/15/39 (d)(f)(g)	1,302,000	1,229,292
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (d)(f)(g)	11,520,410	11,223,593
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0535% 3/15/38 (d)(f)(g)	3,263,461	3,159,002
Class C, CME Term SOFR 1 Month Index + 1.210% 6.2735% 3/15/38 (d)(f)(g)	2,053,425	1,973,524
Class D, CME Term SOFR 1 Month Index + 1.510% 6.5735% 3/15/38 (d)(f)(g)	2,855,528	2,737,251
Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/38 (d)(f)(g)	2,494,778	2,369,529
Class F, CME Term SOFR 1 Month Index + 2.460% 7.5235% 3/15/38 (d)(f)(g)	1,421,375	1,344,667
Class G, CME Term SOFR 1 Month Index + 3.060% 8.1235% 3/15/38 (d)(f)(g)	3,679,257	3,462,237
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)	455,000	242,149
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 9.108% 11/15/38 (d)(f)(g)	1,073,846	1,002,768
Class G, 1 month U.S. LIBOR + 5.250% 10.358% 11/15/38 (d)(f)(g)	2,520,902	2,311,884
Merit floater Series 2021-STOR:
Class E, 1 month U.S. LIBOR + 1.750% 6.857% 7/15/38 (d)(f)(g)	317,000	299,469
Class G, 1 month U.S. LIBOR + 2.750% 7.857% 7/15/38 (d)(f)(g)	189,000	177,131
Class J, 1 month U.S. LIBOR + 3.950% 9.057% 7/15/38 (d)(f)(g)	724,000	676,776
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)	399,000	257,247
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 7.7744% 4/15/38 (d)(f)(g)	105,000	100,778
Class G, CME Term SOFR 1 Month Index + 3.310% 8.3744% 4/15/38 (d)(f)(g)	2,520,000	2,383,227
MHC Trust floater Series 2021-MHC2 Class F, CME Term SOFR 1 Month Index + 2.510% 7.507% 5/15/38 (d)(f)(g)	1,028,000	971,147
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.3185% 1/15/27 (d)(f)(g)	208,907	197,384
Class G, CME Term SOFR 1 Month Index + 3.950% 9.0168% 1/15/27 (d)(f)(g)	612,145	575,315
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)	263,000	163,654
Class E, 3.4767% 2/10/42 (d)(f)	194,000	113,491
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (c)	386,000	214,790
Series 2012-C5 Class E, 4.6146% 8/15/45 (d)(f)	159,000	143,222
Series 2012-C6 Class D, 4.5222% 11/15/45 (d)(f)	811,000	681,215
Series 2012-C6, Class F, 4.5222% 11/15/45 (c)(d)(f)	378,000	234,359
Series 2013-C12 Class D, 4.9377% 10/15/46 (d)(f)	713,000	588,412
Series 2013-C13:
Class D, 4.8895% 11/15/46 (d)(f)	970,000	903,799
Class E, 4.8895% 11/15/46 (d)(f)	435,919	387,702
Series 2013-C7 Class C, 4.0479% 2/15/46 (f)	136,225	128,721
Series 2013-C8 Class D, 4.1128% 12/15/48 (d)(f)	17,968	17,113
Series 2013-C9:
Class C, 3.8154% 5/15/46 (f)	502,000	408,735
Class D, 3.9034% 5/15/46 (d)(f)	938,000	723,272
Class E, 3.9034% 5/15/46 (d)(f)	402,000	289,572
Series 2014-C17 Class XA, 1.024% 8/15/47 (f)(o)	32,537,586	175,791
Series 2015-C25 Class XA, 1.0374% 10/15/48 (f)(o)	14,185,058	227,985
Series 2016-C30:
Class C, 4.093% 9/15/49 (f)	151,000	124,519
Class D, 3% 9/15/49 (d)	138,000	73,140
Series 2016-C31 Class C, 4.2649% 11/15/49 (f)	343,000	263,713
Series 2016-C32 Class C, 4.2728% 12/15/49 (f)	236,000	197,729
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	520,000	349,990
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 6.057% 12/15/36 (c)(d)(f)(g)	5,100,000	4,264,893
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	16,898,000	15,677,686
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	91	91
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(f)	580,812	531,203
Class F, 5.2113% 6/15/44 (c)(d)(f)	407,000	185,761
Class XB, 0.4495% 6/15/44 (d)(f)(o)	1,464,690	4,863
Series 2011-C3:
Class C, 5.0856% 7/15/49 (d)(f)	53,659	53,435
Class D, 5.0856% 7/15/49 (d)(f)	1,176,000	1,167,337
Class E, 5.0856% 7/15/49 (c)(d)(f)	666,000	579,926
Class F, 5.0856% 7/15/49 (d)(f)	182,000	103,582
Class G, 5.0856% 7/15/49 (c)(d)(f)	616,400	317,194
Series 2012-C4 Class D, 5.1638% 3/15/45 (d)(f)	112,010	104,720
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)	238,000	171,631
Class F, 4.295% 9/9/32 (d)(f)	401,000	253,657
Series 2015-MS1:
Class C, 4.024% 5/15/48 (f)	266,000	233,305
Class D, 4.024% 5/15/48 (d)(f)	751,000	580,781
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	798,000	516,257
Class D, 3.8864% 11/15/49 (f)	343,000	263,599
Series 2017-H1:
Class C, 4.281% 6/15/50	640,000	529,811
Class D, 2.546% 6/15/50 (d)	1,912,000	1,166,057
Series 2017-HR2 Class D, 2.73% 12/15/50	234,000	143,804
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	4,518,386
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)	953,000	605,639
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)	2,441,000	2,236,329
Class C, 3.1771% 11/10/36 (d)(f)	2,343,000	2,099,512
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)	252,000	159,073
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	420,000	225,832
Series 2020-L4, Class C, 3.536% 2/15/53	115,000	83,829
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 8.158% 10/15/37 (d)(f)(g)	443,228	423,706
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	170,000	111,460
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/33	919,000	952,084
Class C, 6.9055% 5/15/33	613,000	568,316
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)	170,000	112,221
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.150% 8.257% 11/15/34 (d)(f)(g)	138,000	129,501
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)	753,000	569,655
Class F, 4.1346% 5/15/39 (d)(f)	768,000	553,218
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)	399,000	346,929
Class AMZ3, 3.5% 1/15/37 (d)(f)	189,000	160,845
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 8.107% 12/15/35 (d)(f)(g)	775,000	585,926
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 7.505% 10/15/36 (d)(f)(g)	349,567	324,968
Class J, 1 month U.S. LIBOR + 3.340% 8.453% 10/15/36 (d)(f)(g)	366,879	341,063
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 8.458% 7/15/38 (d)(f)(g)	553,000	509,991
Class NR, 1 month U.S. LIBOR + 6.000% 11.108% 7/15/38 (d)(f)(g)	157,000	141,202
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	1,705,000	1,198,746
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 6.9484% 12/15/37 (d)(f)(g)	4,268,000	4,154,171
Class C, 1 month U.S. LIBOR + 2.350% 7.4984% 12/15/37 (d)(f)(g)	1,785,000	1,674,337
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.5984% 12/15/37 (d)(f)(g)	853,710	851,053
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	100,699	102,386
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)	747,000	551,282
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)	1,326,000	1,158,393
Class G, 3.7276% 3/15/37 (d)(f)	483,000	413,431
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 7.76% 1/15/39 (d)(f)(g)	1,154,000	1,078,779
Class F, CME Term SOFR 1 Month Index + 3.350% 8.41% 1/15/39 (d)(f)(g)	903,000	846,510
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)	618,000	374,219
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0593% 2/15/39 (d)(f)(g)	4,281,000	4,043,329
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7093% 2/15/39 (d)(f)(g)	2,226,000	2,095,035
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 8.3728% 10/15/38 (d)(f)(g)	840,000	768,658
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (d)(f)(g)	15,989,000	15,447,777
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (d)(f)(g)	9,157,000	8,840,502
Class C, 1 month U.S. LIBOR + 1.320% 6.4364% 11/15/38 (d)(f)(g)	5,687,000	5,447,561
Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (d)(f)(g)	3,737,000	3,563,229
Class E, 1 month U.S. LIBOR + 2.020% 7.1342% 11/15/38 (d)(f)(g)	1,298,000	1,236,014
Class F, 1 month U.S. LIBOR + 2.620% 7.7323% 11/15/38 (d)(f)(g)	552,000	520,265
Class G, 1 month U.S. LIBOR + 2.970% 8.0812% 11/15/38 (d)(f)(g)	2,415,000	2,275,406
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 8.0745% 11/15/36 (d)(f)(g)	615,000	574,187
Class J, 1 month U.S. LIBOR + 3.910% 9.0225% 11/15/36 (d)(f)(g)	1,795,000	1,693,709
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 8.7231% 10/15/34 (d)(f)(g)	441,000	396,804
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 8.01% 11/15/36 (d)(f)(g)	1,281,000	1,198,103
Class F, 1 month U.S. LIBOR + 3.550% 8.658% 11/15/36 (d)(f)(g)	865,000	795,329
Class G, 1 month U.S. LIBOR + 4.200% 9.307% 11/15/36 (d)(f)(g)	294,000	270,161
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)(f)	104,000	64,124
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 7.46% 6/15/26 (d)(f)(g)	1,391,000	1,307,079
Class G, 1 month U.S. LIBOR + 3.850% 8.96% 6/15/26 (d)(f)(g)	252,000	236,165
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)	1,407,000	1,381,119
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (c)(d)(f)	251,334	168,394
Class F, 5% 5/10/45 (c)(d)(f)	418,000	20,008
Series 2017-C7 Class XA, 1.003% 12/15/50 (f)(o)	26,090,739	886,908
Series 2018-C8 Class C, 4.685% 2/15/51 (f)	189,000	155,414
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)	201,000	162,991
Series 2012-WRM Class E, 4.238% 6/10/30 (d)(f)	478,000	339,379
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 10.107% 7/15/39 (d)(f)(g)	168,000	117,102
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 9.007% 7/15/39 (d)(f)(g)	767,000	555,083
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	12,891,000	10,209,214
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	800,000	622,397
Class X, 0.4294% 10/10/42 (d)(f)(o)	19,300,000	497,182
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 9.6113% 1/18/37 (d)(f)(g)	2,478,000	2,311,488
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (d)(f)(g)	8,949,000	8,366,261
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 7.607% 2/15/40 (d)(f)(g)	197,258	172,709
Class E, 1 month U.S. LIBOR + 3.650% 8.757% 2/15/40 (d)(f)(g)	140,898	121,380
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (d)	581,000	322,813
Series 2020-C58 Class A4, 2.092% 7/15/53	1,162,000	930,925
Series 20XX-C60 Class A4, 2.342% 8/15/54	1,195,000	969,168
Series 2015-C31 Class XA, 0.9527% 11/15/48 (f)(o)	11,498,984	206,812
Series 2015-NXS4 Class D, 3.6853% 12/15/48 (f)	483,000	397,712
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	182,295
Class D, 3% 8/15/49 (d)	266,000	144,420
Series 2016-C34 Class XA, 2.0605% 6/15/49 (f)(o)	9,466,619	353,794
Series 2016-LC25 Class C, 4.3371% 12/15/59 (f)	328,000	280,939
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	733,000	514,082
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	326,000	140,457
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	189,942
Series 2018-C44 Class D, 3% 5/15/51 (d)	1,512,000	906,871
Series 2018-C46 Class XA, 0.9268% 8/15/51 (f)(o)	25,560,874	614,563
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	4,021,847
Series 2019-C49 Class C, 4.866% 3/15/52 (f)	1,633,000	1,374,359
Wells Fargo Commercial Mtg Trust 3.514% 10/15/52	645,000	509,309
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	203,000	9,575
Series 2011-C3 Class D, 5.8545% 3/15/44 (d)(f)	241,191	47,032
Series 2011-C4:
Class D, 4.8463% 6/15/44 (d)(f)	258,000	219,709
Class E, 4.8463% 6/15/44 (d)(f)	183,000	126,097
Series 2011-C5:
Class E, 5.4542% 11/15/44 (d)(f)	250,968	235,763
Class F, 5.25% 11/15/44 (d)(f)	733,000	651,222
Class G, 5.25% 11/15/44 (d)(f)	205,000	173,062
Series 2013-C11:
Class D, 3.9765% 3/15/45 (c)(d)(f)	443,749	306,161
Class E, 3.9765% 3/15/45 (d)(f)	976,128	439,234
Series 2013-C13 Class D, 4.0816% 5/15/45 (d)(f)	321,000	289,212
Series 2013-C16 Class D, 4.9834% 9/15/46 (d)(f)	115,000	98,924
Series 2013-UBS1 Class D, 5.024% 3/15/46 (d)(f)	455,375	434,672
Series 2014-C21 Class XA, 0.9957% 8/15/47 (f)(o)	24,796,629	241,564
Series 2014-C24 Class XA, 0.8376% 11/15/47 (f)(o)	10,052,196	83,991
Series 2014-LC14 Class XA, 1.2305% 3/15/47 (f)(o)	14,099,499	47,121
WFCM:
Series 2022-C62:
Class C, 4.4958% 4/15/55 (f)	1,077,000	828,400
Class D, 2.5% 4/15/55 (d)	756,000	353,989
Series 2022-C62, Class A4, 4% 4/15/55	827,000	752,239
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)	198,000	97,640
Class F, 3.5955% 11/10/36 (d)(f)	1,082,000	318,339
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	289,000	229,022
Class PR2, 3.516% 6/5/35 (d)(f)	755,000	569,738
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,024,945,064)		952,962,511

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,398,636	2,398,636
5.1% 6/1/33	22,880,000	22,618,299
Series 2010-1, 6.63% 2/1/35	4,001,538	4,206,476
Series 2010-3:
6.725% 4/1/35	5,967,692	6,305,366
7.35% 7/1/35	2,753,214	2,973,883
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,838,000	16,136,781
TOTAL MUNICIPAL SECURITIES (Cost $55,425,973)		54,639,441

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (d)		555,000	550,838
Angola Republic:
8.25% 5/9/28 (d)		945,000	839,751
8.75% 4/14/32 (d)		430,000	360,340
9.375% 5/8/48 (d)		350,000	267,488
9.5% 11/12/25 (d)		1,675,000	1,659,088
Arab Republic of Egypt:
7.0529% 1/15/32 (d)		25,000	13,661
7.5% 1/31/27 (d)		1,403,000	949,480
7.5% 2/16/61 (d)		1,435,000	680,100
7.6003% 3/1/29 (d)		560,000	343,630
7.903% 2/21/48 (d)		684,000	334,220
8.5% 1/31/47 (d)		904,000	454,995
8.7002% 3/1/49 (d)		1,105,000	564,103
Argentine Republic:
0.5% 7/9/30 (h)		10,355,675	2,710,598
1% 7/9/29		1,021,922	259,824
1.5% 7/9/35 (h)		6,338,814	1,473,774
3.5% 7/9/41 (h)		1,920,000	492,000
3.875% 1/9/38 (h)		4,159,773	1,194,115
Bahamian Republic 6% 11/21/28 (d)		525,000	401,888
Bahrain Kingdom 5.625% 5/18/34 (d)		310,000	263,558
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (d)		335,000	334,581
Barbados Government 6.5% 10/1/29 (d)		965,000	894,314
Bermuda Government:
2.375% 8/20/30 (d)		280,000	234,290
3.375% 8/20/50 (d)		230,000	158,528
3.717% 1/25/27 (d)		1,185,000	1,134,119
4.75% 2/15/29 (d)		520,000	510,510
5% 7/15/32 (d)		390,000	383,175
Brazilian Federative Republic:
3.875% 6/12/30		1,535,000	1,362,313
6% 10/20/33		595,000	583,695
7.125% 1/20/37		840,000	887,250
8.25% 1/20/34		1,976,000	2,259,803
Buenos Aires Province 5.25% 9/1/37 (d)(h)		975,000	309,563
Cameroon Republic 9.5% 11/19/25 (d)		740,000	704,295
Chilean Republic:
2.45% 1/31/31		2,145,000	1,861,190
2.75% 1/31/27		425,000	398,783
3.1% 1/22/61		1,525,000	976,286
3.25% 9/21/71		250,000	159,109
3.5% 1/31/34		280,000	247,153
4% 1/31/52		245,000	195,893
4.34% 3/7/42		360,000	316,980
Colombian Republic:
3% 1/30/30		1,800,000	1,382,400
3.125% 4/15/31		785,000	582,519
3.25% 4/22/32		400,000	289,200
4.125% 5/15/51		325,000	189,170
5% 6/15/45		1,760,000	1,168,200
5.2% 5/15/49		900,000	598,106
6.125% 1/18/41		60,000	46,811
7.375% 9/18/37		205,000	189,920
7.5% 2/2/34		395,000	378,410
8% 4/20/33		470,000	471,851
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	585,650
6.125% 2/19/31 (d)		745,000	743,044
6.55% 4/3/34 (d)		365,000	368,194
7% 4/4/44 (d)		75,000	73,125
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		345,000	124,373
6.825% 7/18/26 (d)(e)		615,000	233,413
7.55% 3/28/30 (d)(e)		335,000	121,082
7.85% 3/14/29 (d)(e)		865,000	313,563
Dominican Republic:
4.5% 1/30/30 (d)		855,000	737,438
4.875% 9/23/32 (d)		1,460,000	1,222,568
5.875% 1/30/60 (d)		570,000	421,800
5.95% 1/25/27 (d)		1,164,000	1,135,482
6% 7/19/28 (d)		549,000	528,687
6.4% 6/5/49 (d)		230,000	189,649
6.5% 2/15/48 (d)		300,000	250,500
6.85% 1/27/45 (d)		1,012,000	894,355
6.875% 1/29/26 (d)		1,378,000	1,388,593
7.05% 2/3/31 (d)		645,000	638,550
7.45% 4/30/44 (d)		401,000	382,454
Ecuador Republic:
2.5% 7/31/35 (d)(h)		1,350,000	459,000
5.5% 7/31/30 (d)(h)		2,115,000	1,017,844
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	66,531
7.1246% 1/20/50 (d)		405,000	198,906
7.625% 2/1/41 (d)		120,000	60,780
Emirate of Abu Dhabi:
3% 9/15/51 (d)		1,015,000	711,959
3.125% 9/30/49 (d)		3,170,000	2,310,732
3.875% 4/16/50 (d)		9,890,000	8,235,279
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		1,350,000	946,519
5.25% 1/30/43 (Reg. S)		560,000	518,280
Gabonese Republic 7% 11/24/31 (d)		880,000	686,840
Georgia Republic 2.75% 4/22/26 (d)		890,000	795,604
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	9,200,000	9,255,550
0% 2/15/32 (Reg. S)	EUR	3,370,000	2,978,509
0% 5/15/35 (Reg. S) (k)	EUR	8,750,000	7,063,572
1% 5/15/38(Reg. S)	EUR	1,600,000	1,398,474
2.2% 12/12/24(Reg. S)	EUR	16,635,000	17,612,474
2.5% 3/13/25(Reg. S)	EUR	1,550,000	1,649,664
Ghana Republic:
7.75% 4/7/29 (d)(e)		810,000	323,646
8.627% 6/16/49 (d)(e)		605,000	228,690
10.75% 10/14/30 (d)		635,000	430,728
Guatemalan Republic:
4.875% 2/13/28 (d)		385,000	365,269
4.9% 6/1/30 (d)		325,000	300,625
5.375% 4/24/32 (d)		490,000	463,050
6.125% 6/1/50 (d)		335,000	301,919
Hungarian Republic:
2.125% 9/22/31 (d)		285,000	216,564
3.125% 9/21/51 (d)		605,000	359,899
5.25% 6/16/29 (d)		610,000	590,671
5.5% 6/16/34 (d)		425,000	406,220
6.125% 5/22/28 (d)		385,000	391,569
Indonesian Republic:
3.2% 9/23/61		645,000	428,038
3.5% 2/14/50		730,000	550,831
3.85% 10/15/30		460,000	435,793
4.1% 4/24/28		705,000	687,728
4.2% 10/15/50		24,000,000	20,352,000
4.35% 1/11/48		655,000	576,318
4.4% 6/6/27 (d)		480,000	476,040
5.125% 1/15/45 (d)		1,660,000	1,640,080
5.25% 1/17/42 (d)		485,000	484,182
5.95% 1/8/46 (d)		560,000	604,730
6.75% 1/15/44 (d)		380,000	444,553
7.75% 1/17/38 (d)		1,317,000	1,655,551
8.5% 10/12/35 (d)		1,910,000	2,487,536
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,205,000	452,101
6.875% 12/5/27 (d)		350,000	130,113
Israeli State 3.375% 1/15/50		1,090,000	799,297
Ivory Coast:
6.125% 6/15/33 (d)		1,680,000	1,451,940
6.375% 3/3/28 (d)		2,030,000	1,939,665
Jamaican Government:
6.75% 4/28/28		275,000	288,544
7.875% 7/28/45		250,000	288,438
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,230,000	1,172,959
7.375% 10/10/47 (d)		155,000	129,163
7.5% 1/13/29 (d)		225,000	221,948
7.75% 1/15/28 (d)		445,000	446,752
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,240,000	1,007,345
3.25% 10/22/30 (d)		5,890,000	5,379,411
3.45% 2/2/61 (d)		1,940,000	1,357,151
3.625% 3/4/28 (d)		425,000	407,947
3.75% 1/21/55 (d)		975,000	727,472
4.5% 10/26/46 (d)		1,150,000	1,002,153
4.5% 4/22/60 (d)		4,190,000	3,612,042
4.625% 10/4/47 (d)		850,000	746,300
5% 1/18/53 (d)		635,000	582,136
Lebanese Republic:
5.8% 12/31/49 (e)		1,113,000	65,244
6.375% 12/31/49 (e)		977,000	57,272
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)(e)		400,000	20,000
5.1% 3/28/35(Reg. S) (c)(e)		600,000	30,000
Moroccan Kingdom 6.5% 9/8/33 (d)		870,000	887,019
Panamanian Republic:
2.252% 9/29/32		580,000	443,809
3.298% 1/19/33		615,000	514,025
3.87% 7/23/60		1,055,000	683,970
4.5% 5/15/47		350,000	274,050
4.5% 4/16/50		1,090,000	827,583
6.4% 2/14/35		840,000	876,908
6.853% 3/28/54		330,000	337,899
Peruvian Republic:
2.783% 1/23/31		1,300,000	1,106,056
3% 1/15/34		610,000	497,836
3.3% 3/11/41		700,000	521,194
Philippine Republic:
2.65% 12/10/45		665,000	448,168
2.95% 5/5/45		270,000	192,679
5% 7/17/33		360,000	367,268
5.5% 1/17/48		320,000	331,460
5.609% 4/13/33		520,000	553,573
5.95% 10/13/47		830,000	909,265
Polish Government:
5.5% 4/4/53		370,000	371,457
5.75% 11/16/32		725,000	768,636
Provincia de Cordoba:
6.875% 12/10/25 (d)		1,645,009	1,283,107
6.99% 6/1/27 (d)		640,167	429,032
Republic of Armenia 3.6% 2/2/31 (d)		865,000	672,159
Republic of Kenya:
6.3% 1/23/34 (d)		415,000	295,895
6.875% 6/24/24 (d)		345,000	317,033
7% 5/22/27 (d)		485,000	415,069
Republic of Nigeria:
6.125% 9/28/28 (d)		1,095,000	881,338
6.375% 7/12/23 (d)		235,000	233,428
6.5% 11/28/27 (d)		375,000	316,477
7.143% 2/23/30 (d)		920,000	727,548
7.625% 11/21/25 (d)		1,040,000	991,120
7.696% 2/23/38 (d)		480,000	330,990
8.375% 3/24/29 (d)		230,000	198,778
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	253,460
4.95% 4/28/31 (d)		1,050,000	1,002,291
5.4% 3/30/50 (d)		330,000	275,818
Republic of Senegal 6.25% 5/23/33 (d)		590,000	468,054
Republic of Serbia 2.125% 12/1/30 (d)		1,455,000	1,089,704
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	315,827
3.9% 10/19/31 (d)		565,000	449,281
Republic of Zambia 8.97% 7/30/27 (d)(e)		620,000	299,266
Romanian Republic:
3% 2/27/27 (d)		652,000	593,442
3% 2/14/31 (d)		2,082,000	1,714,787
3.625% 3/27/32 (d)		652,000	548,617
4% 2/14/51 (d)		715,000	485,887
6.625% 2/17/28 (d)		385,000	394,577
Rwanda Republic 5.5% 8/9/31 (d)		1,085,000	788,185
South African Republic:
4.85% 9/27/27		480,000	442,590
4.85% 9/30/29		335,000	288,372
5% 10/12/46		670,000	425,366
5.65% 9/27/47		320,000	217,460
5.75% 9/30/49		1,070,000	724,791
5.875% 4/20/32		480,000	413,490
State of Qatar:
3.75% 4/16/30 (d)		2,926,000	2,839,683
4% 3/14/29 (d)		775,000	764,973
4.4% 4/16/50 (d)		18,355,000	16,586,037
4.625% 6/2/46 (d)		960,000	909,480
4.817% 3/14/49 (d)		975,000	926,738
5.103% 4/23/48 (d)		1,680,000	1,664,565
9.75% 6/15/30 (d)		413,000	549,497
Sultanate of Oman:
4.75% 6/15/26 (d)		385,000	373,763
5.375% 3/8/27 (d)		170,000	166,844
5.625% 1/17/28 (d)		2,470,000	2,444,219
6% 8/1/29 (d)		720,000	721,485
6.25% 1/25/31 (d)		520,000	526,273
6.5% 3/8/47 (d)		300,000	273,338
6.75% 1/17/48 (d)		1,661,000	1,560,613
Turkish Republic:
4.25% 4/14/26		1,685,000	1,466,793
4.75% 1/26/26		1,500,000	1,339,969
4.875% 10/9/26		1,395,000	1,214,348
4.875% 4/16/43		1,675,000	1,029,392
5.125% 2/17/28		755,000	639,532
5.25% 3/13/30		315,000	249,500
5.75% 5/11/47		677,000	442,927
6% 3/25/27		235,000	208,460
6% 1/14/41		985,000	689,377
6.125% 10/24/28		510,000	442,839
6.625% 2/17/45		640,000	464,720
9.125% 7/13/30		360,000	344,880
9.375% 3/14/29		875,000	851,922
9.375% 1/19/33		1,545,000	1,483,200
9.875% 1/15/28		1,960,000	1,952,356
Ukraine Government:
0% 8/1/41 (d)(f)		530,000	155,787
6.876% 5/21/31 (d)		245,000	43,533
7.253% 3/15/35 (d)		1,495,000	274,987
7.375% 9/25/34 (d)		420,000	75,731
7.75% 9/1/24 (d)		955,000	206,399
7.75% 9/1/25 (d)		1,640,000	334,970
7.75% 9/1/26 (d)		2,420,000	448,910
7.75% 9/1/28 (d)		820,000	156,723
7.75% 9/1/29 (d)		170,000	32,438
United Kingdom, Great Britain and Northern Ireland 1% 4/22/24(Reg. S)	GBP	4,355,000	5,244,599
United Mexican States:
2.659% 5/24/31		665,000	552,490
3.25% 4/16/30		1,145,000	1,020,338
3.5% 2/12/34		1,095,000	918,294
3.75% 1/11/28		820,000	782,485
3.75% 4/19/71		1,230,000	805,496
3.771% 5/24/61		840,000	558,495
4.5% 4/22/29		485,000	471,602
4.875% 5/19/33		560,000	534,380
5.75% 10/12/2110		1,520,000	1,326,010
6.05% 1/11/40		980,000	987,534
6.338% 5/4/53		540,000	541,080
6.35% 2/9/35		780,000	820,853
Uruguay Republic 5.1% 6/18/50		1,230,000	1,206,784
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	432,155
11.95% 8/5/31 (Reg. S) (e)		938,300	82,101
12.75% 12/31/49 (e)		199,600	17,465
Vietnamese Socialist Republic 5.5% 3/12/28		1,938,950	1,851,455
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $287,407,054)			249,065,439

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (s)	149,986	0
Media - 0.0%
Altice U.S.A., Inc. Class A (s)	75,200	192,512
Charter Communications, Inc. Class A (s)	3,700	1,206,755
		1,399,267
TOTAL COMMUNICATION SERVICES		1,399,267
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (s)	13,800	1,215,504
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)(s)	40,185	705,649
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(s)	295	0
TOTAL CONSUMER DISCRETIONARY		1,921,153
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (c)(s)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	81,331	3,053,166
California Resources Corp. warrants 10/27/24 (s)	3,601	25,207
Chesapeake Energy Corp.	55,352	4,165,238
Chesapeake Energy Corp. (b)(s)	351	26,413
Denbury, Inc. (s)	15,462	1,394,209
EP Energy Corp. (c)(s)	3,729	21,927
Mesquite Energy, Inc. (c)(s)	66,231	3,883,146
New Fortress Energy, Inc.	82,700	2,172,529
Nostrum Oil & Gas LP warrants (c)(s)	67,683	1
		14,741,836
TOTAL ENERGY		14,741,837
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	5,205	469,491
Lime Tree Bay Ltd. (c)(s)	464	13,205
		482,696
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (s)	32,100	2,003,361
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	10,200	1,324,878
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(s)	47,366	371,349
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)	2,081	187
		371,536
Passenger Airlines - 0.0%
Azul SA sponsored ADR (s)	20,000	199,600
TOTAL INDUSTRIALS		1,896,014
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (s)	40,500	1,496,880
IT Services - 0.0%
GTT Communications, Inc. (c)	40,553	500,846
TOTAL INFORMATION TECHNOLOGY		1,997,726
TOTAL COMMON STOCKS (Cost $18,202,776)		24,442,054

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	265,571

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	2,980	1,611,793

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	37,320	819,920
Arbor Realty Trust, Inc. Series F, 6.25% (f)	22,800	425,676
Dynex Capital, Inc. Series C 6.90% (f)	11,400	247,950
Franklin BSP Realty Trust, Inc. 7.50%	18,900	364,770
MFA Financial, Inc. Series B, 7.50%	13,700	265,644
		2,123,960
TOTAL FINANCIALS		3,735,753

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	550	8,565
Series C, 6.50%	14,300	159,588
DiamondRock Hospitality Co. 8.25%	7,100	184,245
National Storage Affiliates Trust Series A, 6.00%	6,925	156,090
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	377,266
Spirit Realty Capital, Inc. Series A, 6.00%	10,200	237,966
		1,123,720
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	262,913
Series I, 7.15%	17,100	346,104
		609,017
TOTAL REAL ESTATE		1,732,737

TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,468,490
TOTAL PREFERRED STOCKS (Cost $5,088,248)		5,734,061

Bank Loan Obligations - 6.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (f)(g)(t)	12,500,000	10,395,875
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (f)(g)(t)	3,685,670	3,283,490
3 month U.S. LIBOR + 8.250% 13.7257% 11/1/25 (f)(g)(t)	2,659,000	2,047,430
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3574% 11/30/27 (f)(g)(t)	693,874	667,333
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.53% 12/12/26 (f)(g)(t)	1,026,107	1,017,775
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5967% 10/2/27 (f)(g)(t)	2,388,936	2,048,512
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 5/1/28 (f)(g)(t)	7,475,753	6,923,519
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2358% 12/30/27 (f)(g)(t)	2,016,827	1,665,153
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0179% 3/1/27 (f)(g)(t)	1,530,621	1,333,829
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9466% 4/30/27 (f)(g)(t)	2,441,489	2,323,492
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.7887% 8/1/29 (f)(g)(t)	3,695,191	2,956,152
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5034% 9/21/27 (f)(g)(t)	3,450,680	3,112,790
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.5137% 3/9/27 (f)(g)(t)	9,191,809	7,047,544
CME Term SOFR 1 Month Index + 4.250% 9.4034% 3/9/27 (f)(g)(t)	1,496,222	1,172,245
		45,995,139
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.5483% 2/10/27 (f)(g)(t)	4,946,323	4,278,570
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.6537% 9/1/27 (f)(g)(t)	679,875	648,009
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.6537% 9/1/27 (f)(g)(t)	4,100,000	3,905,250
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 15.1646% 9/9/23 (f)(g)(t)	1,856,402	1,886,272
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(t)	2,860,397	617,016
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(t)	487,491	105,157
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5179% 8/5/28 (f)(g)(t)	3,429,450	3,223,683
		14,663,957
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.7189% 10/28/27 (f)(g)(t)	2,713,746	2,426,686
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9863% 10/31/27 (f)(g)(t)	2,288,910	2,124,864
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.7957% 2/1/27 (f)(g)(t)	8,526,494	8,350,678
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.3574% 1/31/28 (f)(g)(t)	4,180,000	3,996,373
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6074% 4/15/27 (f)(g)(t)	2,539,688	2,134,709
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5593% 1/18/28 (f)(g)(t)	3,723,208	3,282,008
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.155% 8/24/26 (f)(g)(t)	2,422,974	1,821,276
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (f)(g)(t)	8,456,176	334,695
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1537% 8/2/27 (f)(g)(t)	1,496,661	1,417,622
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1187% 12/1/28 (f)(g)(t)	5,024,766	4,622,784
Gray Television, Inc. Tranche D 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1077% 12/1/28 (f)(g)(t)	1,891,650	1,794,967
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8574% 9/25/28 (f)(g)(t)	500,000	491,125
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 1/28/29 (f)(g)(t)	1,257,300	1,232,154
Nexstar Media, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.6537% 9/19/26 (f)(g)(t)	2,260,410	2,233,376
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.53% 9/30/26 (f)(g)(t)	1,278,625	1,124,129
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1591% 8/14/26 (f)(g)(t)	1,636,183	1,614,503
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 6/24/29 (f)(g)(t)	669,938	648,165
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4037% 3/24/26 (f)(g)(t)	2,308,866	2,225,493
1 month U.S. LIBOR + 3.250% 8.4037% 1/31/29 (f)(g)(t)	3,771,900	3,574,818
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.6074% 1/31/28 (f)(g)(t)	2,500,000	2,395,450
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (f)(g)(t)	1,455,000	1,398,313
		49,244,188
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3577% 4/27/27 (f)(g)(t)	1,371,000	1,365,009
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8577% 4/27/27 (f)(g)(t)	1,552,226	1,539,125
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (f)(g)(t)	16,053,667	15,764,059
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.91% 4/11/25 (f)(g)(t)	691,338	689,679
		19,357,872
TOTAL COMMUNICATION SERVICES		129,261,156
CONSUMER DISCRETIONARY - 1.6%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0034% 3/5/28 (f)(g)(t)	3,086,378	2,660,458
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 4/20/30 (f)(g)(t)	3,255,000	3,219,748
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (f)(g)(t)	994,950	844,046
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5221% 12/17/28 (f)(g)(t)	3,520,637	2,732,014
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9037% 1/26/29 (f)(g)(t)	1,004,850	705,907
Rough Country LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6537% 7/28/28 (f)(g)(t)	723,350	675,732
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 1/29/28 (f)(g)(t)	2,536,055	2,307,506
		13,145,411
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 7.2534% 5/23/27 (f)(g)(t)	679,205	658,122
CME Term SOFR 1 Month Index + 3.500% 8.6534% 12/13/29 (f)(g)(t)	1,795,975	1,781,158
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.6017% 6/3/28 (f)(g)(t)	3,953,012	3,664,640
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7984% 4/20/30 (f)(g)(t)	2,457,424	2,429,778
		8,533,698
Broadline Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/5/28 (f)(g)(t)	44,918,681	43,548,661
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (f)(g)(t)	5,744,223	4,767,705
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4587% 11/8/27 (f)(g)(t)	2,712,455	2,637,293
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1534% 3/3/30 (f)(g)(t)	2,032,307	1,977,048
		52,930,707
Distributors - 0.0%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.1534% 12/23/28 (f)(g)(t)	2,775,000	2,702,156
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8437% 12/11/28 (f)(g)(t)	5,027,869	4,969,194
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 1/6/28 (f)(g)(t)	651,698	620,202
		8,291,552
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/12/28 (f)(g)(t)	1,478,666	1,475,709
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8043% 7/30/28 (f)(g)(t)	3,613,532	3,472,605
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 9.9534% 7/30/26 (f)(g)(t)	3,755,667	3,750,033
KUEHG Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 5/22/30 (g)(t)(u)	8,420,000	8,023,586
Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (f)(g)(t)	4,237,555	4,226,961
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.9154% 3/13/25 (f)(g)(t)	1,098,925	1,085,881
3 month U.S. LIBOR + 3.250% 8.532% 3/13/25 (f)(g)(t)	1,009,099	1,001,168
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/12/28 (f)(g)(t)	1,096,125	1,080,144
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (f)(g)(t)	14,818,107	11,835,963
		35,952,050
Hotels, Restaurants & Leisure - 0.8%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1404% 2/7/29 (f)(g)(t)	4,131,319	3,901,535
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/17/28 (f)(g)(t)	2,864,059	2,844,956
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 3/11/25 (f)(g)(t)	952,651	948,784
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 1/15/27 (f)(g)(t)	2,314,825	2,280,103
Arcis Golf LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4037% 11/24/28 (f)(g)(t)	1,542,200	1,530,634
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (g)(t)(u)	143,000	141,928
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3577% 10/1/28 (f)(g)(t)	2,176,390	2,078,670
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.0939% 9/9/26 (f)(g)(t)	1,460,379	1,444,563
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 11/19/26 (f)(g)(t)	2,690,548	2,630,844
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 1/26/30 (f)(g)(t)	12,705,000	12,583,921
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 8.1537% 6/30/25 (f)(g)(t)	1,854,151	1,836,185
6 month U.S. LIBOR + 3.250% 8.4037% 10/18/28 (f)(g)(t)	6,471,073	6,266,134
Churchill Downs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 3/17/28 (f)(g)(t)	530,000	522,050
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (f)(g)(t)	11,920,615	11,540,705
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9037% 9/18/24 (f)(g)(t)	3,955,000	3,700,417
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3125% 6/29/29 (f)(g)(t)	1,057,013	1,056,357
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1534% 1/15/30 (f)(g)(t)	3,785,000	3,781,215
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.1591% 9/8/24 (f)(g)(t)	455,000	319,992
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.1591% 3/8/24 (f)(g)(t)	3,448,341	3,088,610
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1534% 1/27/29 (f)(g)(t)	22,180,539	21,325,701
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4099% 7/4/28 (f)(g)(t)	3,466,341	3,462,008
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5179% 11/22/28 (f)(g)(t)	562,875	548,381
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 11/30/29 (f)(g)(t)	3,171,964	3,171,076
Golden Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5/18/30 (g)(t)(u)	3,095,000	3,075,656
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.03% 10/20/24 (f)(g)(t)	1,150,746	1,147,869
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (f)(g)(t)	1,256,850	1,254,236
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (f)(g)(t)	1,080,750	1,073,185
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9375% 8/27/28 (f)(g)(t)	694,425	693,849
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1537% 8/2/28 (f)(g)(t)	8,264,110	8,180,147
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.95% 6/21/26 (f)(g)(t)	1,144,889	1,138,455
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 4/26/28 (f)(g)(t)	1,039,422	1,007,595
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8003% 1/15/26 (f)(g)(t)	1,110,000	1,105,838
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 8/31/25 (f)(g)(t)	2,550,985	2,518,307
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.27% 6/23/26 (f)(g)(t)	913,725	780,093
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.6599% 10/20/28 (f)(g)(t)	1,153,442	1,123,164
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.6537% 5/29/26 (f)(g)(t)	1,484,314	1,476,892
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 11.4037% 3/1/26 (f)(g)(t)	1,819,394	1,690,745
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3164% 1/5/29 (f)(g)(t)	1,381,538	1,375,155
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 4/1/29 (f)(g)(t)	2,352,251	2,280,695
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1593% 4/14/29 (f)(g)(t)	3,156,150	3,130,522
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.4206% 4/4/29 (f)(g)(t)	4,000,985	3,856,389
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1875% 8/25/28 (f)(g)(t)	1,083,500	1,070,639
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4091% 7/21/26 (f)(g)(t)	2,827,669	2,813,842
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.41% 2/7/27 (f)(g)(t)	4,187,352	4,111,477
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 8.750% 13.7746% 2/28/25 (f)(g)(t)	2,131,403	2,086,110
U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (f)(g)(t)	2,241,272	1,378,383
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 12/30/26 (f)(g)(t)	5,739,509	4,189,841
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.6591% 12/30/27 (f)(g)(t)	300,000	210,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.6591% 12/30/26 (c)(f)(g)(t)	433,875	347,100
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 8/3/28 (f)(g)(t)	4,762,485	4,659,949
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.45% 5/19/30 (f)(g)(t)	478,977	478,177
		149,259,079
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.39% 9/24/28 (f)(g)(t)	2,758,844	2,608,266
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.4534% 10/21/28 (f)(g)(t)	920,700	689,374
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 6/29/28 (f)(g)(t)	732,273	602,367
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3322% 10/30/27 (f)(g)(t)	2,633,352	2,291,016
		6,191,023
Leisure Products - 0.0%
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.3929% 12/14/26 (c)(f)(g)(t)	1,350,000	1,262,250
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6537% 12/21/25 (f)(g)(t)	960,000	614,400
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 3/9/30 (f)(g)(t)	3,585,000	3,528,680
		5,405,330
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7841% 11/6/27 (f)(g)(t)	1,974,629	1,976,268
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4266% 7/24/28 (f)(g)(t)	906,200	594,975
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8319% 4/13/29 (f)(g)(t)	630,000	627,247
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1484% 12/17/28 (f)(g)(t)	455,400	437,184
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1077% 4/1/28 (f)(g)(t)	1,977,312	1,499,455
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 9.9703% 3/10/26 (f)(g)(t)	3,222,069	3,020,689
CME Term SOFR 3 Month Index + 4.750% 10.0929% 3/10/26 (f)(g)(t)	1,045,000	975,769
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 10/19/27 (f)(g)(t)	1,387,775	1,330,419
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0181% 7/7/28 (f)(g)(t)	869,513	454,633
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/18/27 (f)(g)(t)	6,404,538	5,854,004
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2841% 11/2/27 (f)(g)(t)	1,891,463	1,852,063
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (f)(g)(t)	2,815,990	2,469,286
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.4321% 6/30/27 (f)(g)(t)	1,209,493	1,038,652
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.4099% 3/4/28 (f)(g)(t)	1,065,607	1,042,962
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 10/20/28 (f)(g)(t)	1,679,425	1,496,183
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 10/20/28 (f)(g)(t)	4,104,375	3,681,624
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9706% 2/8/28 (f)(g)(t)	1,719,385	1,536,700
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 4/16/28 (f)(g)(t)	4,545,363	4,238,551
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.2357% 8/2/28 (f)(g)(t)	2,491,531	2,441,700
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.8769% 12/21/27 (f)(g)(t)	1,458,765	1,374,886
		37,943,250
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6591% 10/7/27 (f)(g)(t)	811,367	786,182
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 2/17/29 (f)(g)(t)	4,751,206	4,739,993
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7322% 3/8/30 (f)(g)(t)	1,030,000	1,019,700
		6,545,875
TOTAL CONSUMER DISCRETIONARY		324,197,975
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.2483% 1/24/29 (f)(g)(t)	3,582,925	3,266,445
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9983% 1/24/30 (f)(g)(t)	700,000	523,250
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/31/28 (f)(g)(t)	6,670,892	6,311,598
		10,101,293
Consumer Staples Distribution & Retail - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.8467% 10/1/26 (f)(g)(t)	98,000	63,619
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8467% 10/1/25 (f)(g)(t)	276,718	244,272
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7904% 2/3/27 (f)(g)(t)	1,287,699	1,288,059
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.7483% 8/1/29 (f)(g)(t)	985,050	980,125
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4091% 1/29/27 (f)(g)(t)	2,660,411	2,596,109
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.7727% 11/20/25 (f)(g)(t)	2,332,165	1,113,609
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 9/23/27 (f)(g)(t)	3,180,134	3,078,433
United Natural Foods, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 8.5179% 10/22/25 (f)(g)(t)	418,750	417,423
		9,781,649
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 10/23/27 (f)(g)(t)	2,711,468	2,674,185
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4479% 5/16/29 (f)(g)(t)	4,720,352	4,580,205
		7,254,390
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0569% 9/29/28 (f)(g)(t)	1,525,688	1,520,500
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9037% 12/22/26 (f)(g)(t)	3,517,673	3,363,142
		4,883,642
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 5/17/28 (f)(g)(t)	1,960,150	1,812,786
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/21/25 (f)(g)(t)	3,429,607	3,274,657
		5,087,443
TOTAL CONSUMER STAPLES		37,108,417
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
American Consolidated Natural term loan 21.2681% 9/16/25 (f)(t)	74,522	74,522
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.758% 11/14/26 (f)(g)(t)	2,150,889	2,094,428
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3983% 10/31/26 (f)(g)(t)	1,283,479	1,271,106
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 3/17/28 (f)(g)(t)	933,375	893,707
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 6/4/28 (f)(g)(t)	7,770,627	7,718,020
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 11/19/29 (f)(g)(t)	3,582,263	3,491,595
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 8.9145% 2/6/25 (f)(g)(t)	7,483,940	7,293,099
3 month U.S. LIBOR + 4.250% 9.1645% 3/10/26 (f)(g)(t)	1,129,843	1,099,902
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (f)(g)(t)	2,123,786	2,069,629
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 9/29/28 (f)(g)(t)	4,517,763	4,500,822
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.5034% 7/18/25 (f)(g)(t)	2,602,597	2,585,524
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.1599% 2/15/24 (f)(g)(t)	2,666,717	2,269,083
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(t)	1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(t)	528,000	0
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2405% 2/14/30 (f)(g)(t)	1,005,000	977,674
		36,339,111
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.7679% 2/13/27 (f)(g)(t)	1,067,241	1,037,230
1 month U.S. LIBOR + 3.500% 8.7679% 2/13/27 (f)(g)(t)	2,119,723	2,060,116
CME Term SOFR 1 Month Index + 4.250% 9.4034% 2/13/27 (f)(g)(t)	1,587,025	1,569,171
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.41% 1/27/27 (f)(g)(t)	659,950	647,081
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9932% 1/26/29 (f)(g)(t)	2,000,000	1,966,500
Citadel Securities LP Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.5967% 2/2/28 (f)(g)(t)	2,842,000	2,801,160
CME Term SOFR 1 Month Index + 3.000% 8.0967% 2/2/28 (f)(g)(t)	1,064,650	1,057,804
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6483% 4/9/27 (f)(g)(t)	1,027,421	973,800
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1269% 4/21/28 (f)(g)(t)	3,189,935	2,998,539
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (g)(t)(u)	665,000	651,906
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 12/1/28 (f)(g)(t)	1,656,537	1,644,942
		17,408,249
Financial Services - 0.1%
Agellan Portfolio 9% 8/7/25 (c)(t)	239,000	239,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 8.081% 6/27/25 (f)(g)(t)	594,253	592,916
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6534% 6/24/28 (f)(g)(t)	1,734,683	1,681,914
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4034% 6/30/28 (f)(g)(t)	2,268,600	2,211,885
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0227% 9/24/27 (f)(g)(t)	1,045,978	950,209
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/27/30 (g)(t)(u)	540,000	530,550
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.0593% 1/9/24 (c)(f)(g)(t)	3,692,270	3,396,888
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.5034% 11/1/29 (f)(g)(t)	795,000	699,600
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 11/8/26 (f)(g)(t)	1,555,037	1,451,736
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.5577% 1/21/27 (c)(f)(g)(t)	2,258,104	2,258,104
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0034% 11/16/26 (f)(g)(t)	1,536,679	1,517,225
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.5179% 12/1/28 (f)(g)(t)	1,484,620	1,471,823
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.05% 4/29/26 (f)(g)(t)	1,210,683	1,194,036
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (c)(e)(g)(t)	3,069,200	2,441,549
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/9/27 (f)(g)(t)	1,870,863	1,847,477
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/15/27 (f)(g)(t)	1,390,000	1,372,625
		23,857,537
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.6537% 2/13/27 (f)(g)(t)	7,775,682	7,218,866
1 month U.S. LIBOR + 4.250% 9.4037% 2/15/27 (f)(g)(t)	4,515,084	4,278,042
CME Term SOFR 1 Month Index + 5.750% 10.8227% 2/15/27 (f)(g)(t)	4,646,900	4,559,771
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6269% 11/12/27 (f)(g)(t)	3,841,812	3,739,696
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5593% 11/6/27 (f)(g)(t)	1,876,259	1,826,651
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.4037% 2/19/28 (f)(g)(t)	3,623,196	3,546,964
CME Term SOFR 1 Month Index + 2.750% 7.8322% 2/19/28 (f)(g)(t)	922,688	912,999
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2534% 2/28/28 (f)(g)(t)	1,455,000	1,385,888
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2534% 8/19/28 (f)(g)(t)	2,769,412	2,538,249
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 8/19/28 (f)(g)(t)	6,814,228	6,260,572
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 1/31/28 (f)(g)(t)	8,625,000	7,077,934
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 1/20/29 (f)(g)(t)	1,925,000	1,569,279
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 12/23/26 (f)(g)(t)	9,849,113	9,089,943
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 7/31/27 (f)(g)(t)	2,028,600	1,837,790
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.3985% 4/25/25 (f)(g)(t)	4,016,157	3,987,923
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (f)(g)(t)	1,017,450	1,005,281
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.1381% 4/25/25 (f)(g)(t)	8,035,780	7,969,083
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2534% 9/1/27 (f)(g)(t)	1,888,308	1,880,641
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4091% 12/2/26 (f)(g)(t)	725,652	722,126
CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (f)(g)(t)	4,580,991	4,505,817
		75,913,515
TOTAL FINANCIALS		117,179,301
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.5034% 11/6/27 (f)(g)(t)	3,496,140	3,482,645
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (f)(g)(t)	2,486,222	2,435,453
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5483% 1/6/29 (f)(g)(t)	1,202,850	1,182,101
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5179% 5/4/28 (f)(g)(t)	3,892,775	3,876,970
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0279% 10/19/27 (f)(g)(t)	2,734,598	2,716,358
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 10/23/28 (f)(g)(t)	2,663,100	2,578,760
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 11/30/27 (f)(g)(t)	1,244,600	1,189,975
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7746% 3/31/27 (f)(g)(t)	3,298,392	2,768,604
		20,230,866
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2983% 2/15/29 (f)(g)(t)	1,652,513	1,238,690
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/24/28 (f)(g)(t)	1,244,747	1,237,353
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2534% 11/23/27 (f)(g)(t)	2,826,344	2,284,619
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.3043% 2/12/28 (f)(g)(t)	887,775	847,275
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (f)(g)(t)	2,131,008	2,021,794
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2679% 11/1/28 (f)(g)(t)	1,217,700	1,189,924
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (f)(g)(t)	17,858,394	16,881,718
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.15% 10/29/27 (f)(g)(t)	745,000	722,650
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9375% 3/15/28 (f)(g)(t)	1,401,400	1,395,360
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (f)(g)(t)	4,138,152	4,129,544
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4037% 8/31/26 (f)(g)(t)	2,287,921	2,110,607
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.0903% 8/30/27 (f)(g)(t)	485,000	397,700
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8152% 3/2/28 (f)(g)(t)	581,180	431,672
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 11/15/28 (f)(g)(t)	5,895,450	5,695,241
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 9.4757% 6/20/26 (f)(g)(t)	1,326,375	1,086,527
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8577% 8/31/26 (f)(g)(t)	2,106,342	2,089,828
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.5341% 10/1/29 (c)(f)(g)(t)	285,000	260,775
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.2841% 10/1/28 (f)(g)(t)	4,061,502	3,685,813
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4099% 11/20/26 (f)(g)(t)	1,744,236	1,412,831
		49,119,921
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5979% 2/15/29 (f)(g)(t)	10,981,910	10,322,995
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(t)(v)	1,349,102	1,268,156
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/1/27 (f)(g)(t)	1,568,000	1,505,609
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2679% 4/6/28 (f)(g)(t)	2,631,431	2,358,420
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 9/30/26 (f)(g)(t)	2,754,751	2,729,490
		18,184,670
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (f)(g)(t)	1,031,023	1,028,879
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8432% 8/1/27 (f)(g)(t)	4,852,328	4,696,908
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 5/5/28 (f)(g)(t)	5,546,797	5,532,930
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (f)(g)(t)	4,035,773	4,013,577
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5034% 4/20/29 (f)(g)(t)	878,363	864,458
		15,107,873
TOTAL HEALTH CARE		103,672,209
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.307% 12/31/27 (f)(g)(t)	906,841	902,143
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (f)(g)(t)	8,869,051	8,813,620
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 2/22/27 (f)(g)(t)	1,373,559	1,366,691
		11,082,454
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 4/8/26 (f)(g)(t)	1,017,780	991,949
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 4/4/26 (f)(g)(t)	547,194	533,306
Echo Global Logistics, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 11/23/28 (f)(g)(t)	4,927,231	4,665,497
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.0341% 11/23/29 (c)(f)(g)(t)	780,000	776,100
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1273% 2/9/30 (f)(g)(t)	615,000	527,873
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2534% 3/24/28 (c)(f)(g)(t)	945,450	912,359
		8,407,084
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (f)(g)(t)	7,393,640	5,999,126
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.5246% 10/1/26 (f)(g)(t)	1,130,906	1,128,078
1 month U.S. LIBOR + 2.750% 7.7746% 12/16/28 (f)(g)(t)	2,328,119	2,328,119
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 5/13/29 (f)(g)(t)	1,386,875	1,384,559
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 12/22/28 (f)(g)(t)	871,954	836,919
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5/4/30 (g)(t)(u)	3,548,165	3,504,913
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.7983% 12/29/28 (f)(g)(t)	1,341,236	1,317,764
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.2978% 1/24/29 (f)(g)(t)	1,903,425	1,887,170
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (f)(g)(t)	10,725,700	9,819,378
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.8322% 2/28/27 (f)(g)(t)	1,639,300	1,628,497
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4983% 4/29/29 (f)(g)(t)	4,484,969	4,262,111
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.41% 10/15/28 (f)(g)(t)	717,750	655,543
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7124% 9/22/28 (f)(g)(t)	979,290	971,475
		35,723,652
Commercial Services & Supplies - 0.5%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2534% 12/20/29 (f)(g)(t)	880,000	814,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 12/21/28 (f)(g)(t)	9,571,437	9,305,830
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (f)(g)(t)	4,669,136	4,562,119
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (g)(t)(v)	1,530,864	1,495,777
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.9037% 3/19/26 (f)(g)(t)	3,180,452	2,969,747
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9534% 11/16/28 (f)(g)(t)	592,500	580,650
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.55% 11/16/28 (f)(g)(t)	2,636,775	2,569,748
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0034% 5/14/28 (f)(g)(t)	3,910,987	3,669,483
CME Term SOFR 1 Month Index + 4.750% 9.8805% 5/14/28 (f)(g)(t)	1,230,000	1,175,671
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2496% 7/9/28 (f)(g)(t)	2,204,724	2,186,359
Archkey Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 6/30/28 (f)(g)(t)	2,134,720	2,090,702
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.5987% 10/15/26 (f)(g)(t)	2,539,996	2,474,236
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.3729% 6/21/24 (f)(g)(t)	13,462,735	12,729,016
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.1537% 10/8/28 (f)(g)(t)	508,563	507,739
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9435% 5/3/29 (c)(f)(g)(t)	1,394,463	1,349,142
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (f)(g)(t)	1,313,570	1,292,225
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (f)(g)(t)	99,389	97,774
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4091% 7/12/28 (f)(g)(t)	672,812	662,888
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.8954% 8/1/26 (f)(g)(t)	1,662,495	1,659,519
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4624% 10/19/28 (f)(g)(t)	2,030,136	2,009,835
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 10/21/28 (f)(g)(t)	1,987,418	1,947,252
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.0179% 6/16/26 (f)(g)(t)	1,088,838	950,784
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 3/5/28 (f)(g)(t)	1,127,086	968,359
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.5179% 4/21/27 (f)(g)(t)	2,202,025	1,805,661
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (f)(g)(t)	2,603,625	2,489,716
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.2679% 1/23/27 (f)(g)(t)	2,139,500	2,000,433
CME Term SOFR 1 Month Index + 4.000% 8.9063% 2/15/29 (f)(g)(t)	2,813,738	2,602,707
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 14.0179% 1/31/28 (f)(g)(t)	1,180,000	1,063,971
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.1537% 9/20/26 (f)(g)(t)	1,128,777	1,125,481
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (f)(g)(t)	13,315,000	11,889,230
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (f)(g)(t)	1,475,000	1,417,844
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 8/4/28 (f)(g)(t)	4,023,586	3,984,074
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/6/25 (f)(g)(t)	2,734,315	2,347,409
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 7/8/28 (f)(g)(t)	1,012,188	923,621
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6875% 12/10/26 (f)(g)(t)	3,708,127	3,680,316
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/29/25 (f)(g)(t)	833,983	752,319
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3127% 4/22/29 (f)(g)(t)	1,413,418	1,379,256
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.1072% 3/23/27 (f)(g)(t)	634,609	642,541
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 11/3/29 (f)(g)(t)	1,086,763	1,084,046
		97,257,480
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(f)(t)	3,635,037	3,453,285
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 1/27/29 (f)(g)(t)	1,745,581	1,704,560
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.0177% 1/24/27 (f)(g)(t)	1,079,562	1,064,718
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.2679% 1/21/28 (f)(g)(t)	1,198,630	1,184,738
CME Term SOFR 1 Month Index + 3.500% 8.6534% 1/21/28 (f)(g)(t)	1,044,750	1,037,896
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 1/23/27 (f)(g)(t)	1,925,796	1,913,066
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.6537% 6/4/28 (f)(g)(t)	3,809,705	3,612,096
CME Term SOFR 3 Month Index + 3.500% 8.7534% 6/2/28 (f)(g)(t)	989,975	937,120
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.7264% 2/16/28 (f)(g)(t)	778,814	765,768
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 5/14/28 (f)(g)(t)	1,324,825	1,271,594
		16,944,841
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5587% 10/8/27 (f)(g)(t)	2,023,029	1,999,137
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6751% 10/14/27 (f)(g)(t)	4,002,866	3,908,799
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.8121% 3/2/27 (f)(g)(t)	5,048,962	4,964,796
		10,872,732
Ground Transportation - 0.0%
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 3/16/29 (f)(g)(t)	806,850	803,824
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (f)(g)(t)	2,937,429	2,922,742
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7202% 3/3/30 (f)(g)(t)	5,141,868	5,089,163
		8,815,729
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2679% 7/22/29 (f)(g)(t)	1,341,967	1,333,365
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9164% 3/15/30 (f)(g)(t)	1,890,000	1,874,653
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.3121% 11/15/26 (f)(g)(t)	127,677	126,081
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5341% 11/15/25 (f)(g)(t)	867,431	862,661
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.9266% 4/16/25 (c)(f)(g)(t)	446,963	424,078
		4,620,838
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (f)(g)(t)	5,440,000	5,457,843
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (f)(g)(t)	1,394,463	1,388,940
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (f)(g)(t)	2,605,250	2,694,532
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7985% 10/20/27 (f)(g)(t)	2,718,000	2,811,255
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.888% 4/21/28 (f)(g)(t)	4,885,300	4,852,715
		17,205,285
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.7746% 2/4/28 (f)(g)(t)	1,541,333	1,525,272
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.6537% 2/7/26 (f)(g)(t)	2,337,043	2,243,561
CME Term SOFR 1 Month Index + 3.750% 8.9034% 12/30/28 (f)(g)(t)	1,549,311	1,487,338
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 4/30/25 (f)(g)(t)	2,270,122	2,258,771
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 9/30/28 (f)(g)(t)	732,513	716,581
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 6/2/28 (f)(g)(t)	9,684,110	8,637,645
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8711% 8/16/28 (f)(g)(t)	627,063	607,693
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9264% 7/19/28 (f)(g)(t)	2,678,458	2,096,455
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9034% 4/29/29 (f)(g)(t)	1,114,400	994,602
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 2/24/28 (f)(g)(t)	885,000	859,282
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.91% 8/27/28 (f)(g)(t)	1,488,665	1,422,137
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0483% 1/21/29 (f)(g)(t)	765,313	695,156
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/27/25 (f)(g)(t)	5,686,280	5,669,676
		29,214,169
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.8487% 4/6/28 (f)(g)(t)	2,167,546	2,062,962
ASP LS Acquisition Corp.:
2LN, term loan 6 month U.S. LIBOR + 7.500% 12.6591% 5/7/29 (c)(f)(g)(t)	295,000	177,000
Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.6591% 5/7/28 (f)(g)(t)	2,115,875	1,694,964
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1599% 7/26/28 (f)(g)(t)	2,567,600	2,329,635
		6,264,561
TOTAL INDUSTRIALS		246,408,825
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (f)(g)(t)	4,557,233	3,490,840
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5821% 1/18/30 (f)(g)(t)	668,325	667,075
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 4/4/26 (f)(g)(t)	5,855,331	5,489,373
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9086% 10/6/29 (f)(g)(t)	2,688,094	2,663,444
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 9/25/26 (f)(g)(t)	5,248,775	4,342,364
		16,653,096
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0179% 7/1/29 (f)(g)(t)	4,224,257	4,187,295
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.7746% 3/31/29 (f)(g)(t)	315,000	277,358
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 3/31/28 (f)(g)(t)	1,360,808	1,309,777
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.1537% 8/10/27 (f)(g)(t)	1,823,438	1,815,469
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8858% 5/23/30 (f)(g)(t)	2,058,746	2,042,188
		9,632,087
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 2/16/28 (f)(g)(t)	1,312,500	1,264,686
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/7/28 (f)(g)(t)	770,250	747,143
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5034% 12/4/27 (f)(g)(t)	1,266,816	1,173,389
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (f)(g)(t)	3,091,641	3,052,995
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (f)(g)(t)	1,833,459	1,810,156
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1979% 2/10/28 (f)(g)(t)	1,467,507	1,358,369
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1534% 11/9/29 (f)(g)(t)	1,873,508	1,869,461
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 13.9983% 6/30/28 (f)(g)(t)	1,591,007	848,532
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (f)(g)(t)	1,990,506	1,952,348
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 3/26/28 (f)(g)(t)	5,200,754	4,975,405
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2534% 11/10/27 (f)(g)(t)	3,760,930	3,606,318
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0034% 2/1/28 (f)(g)(t)	12,677,131	12,047,838
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.1534% 8/31/28 (f)(g)(t)	2,946,913	2,936,480
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1979% 1/13/29 (f)(g)(t)	5,341,050	5,190,860
		42,833,980
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6979% 7/6/29 (f)(g)(t)	4,773,038	4,762,585
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9479% 8/17/29 (f)(g)(t)	3,776,025	3,728,825
		8,491,410
Software - 0.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.5341% 3/10/27 (f)(g)(t)	1,601,556	1,569,525
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 9/19/26 (f)(g)(t)	2,855,000	2,850,004
AppLovin Corp.:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0822% 10/25/28 (f)(g)(t)	515,043	506,802
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.5034% 8/15/25 (f)(g)(t)	2,814,758	2,800,684
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5034% 4/23/26 (f)(g)(t)	2,621,593	2,528,893
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.0034% 12/10/29 (f)(g)(t)	895,380	764,055
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 12/10/28 (f)(g)(t)	8,286,053	7,422,480
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 12.9281% 11/24/26 (f)(g)(t)	2,068,832	1,359,223
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 7/6/29 (f)(g)(t)	3,520,125	3,463,275
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4983% 3/30/29 (f)(g)(t)	4,962,563	4,586,996
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 9/30/28 (f)(g)(t)	3,352,662	3,199,714
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6956% 10/16/26 (f)(g)(t)	6,809,184	6,643,652
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (f)(g)(t)	1,330,000	1,217,429
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5179% 7/31/27 (f)(g)(t)	3,813,040	3,704,520
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.405% 6/13/25 (f)(g)(t)	697,000	589,404
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.655% 6/13/24 (f)(g)(t)	7,454,637	7,074,003
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/3/28 (f)(g)(t)	1,783,437	1,716,880
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 9/12/29 (f)(g)(t)	6,078,674	5,974,181
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 12/1/27 (f)(g)(t)	2,663,320	2,593,408
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8432% 3/1/29 (f)(g)(t)	5,445,442	5,091,488
MH Sub I LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.076% 4/25/28 (f)(g)(t)	11,299,288	10,687,883
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.4034% 2/23/29 (f)(g)(t)	1,660,000	1,452,500
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 12/10/28 (f)(g)(t)	603,900	572,195
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 12.0822% 9/4/26 (f)(g)(t)	100,000	97,938
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3322% 9/5/25 (f)(g)(t)	715,803	712,968
Open Text Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 1/31/30 (f)(g)(t)	6,069,788	6,054,613
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (f)(g)(t)	10,930,448	9,773,241
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 5/30/26 (f)(g)(t)	1,708,540	1,679,717
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.4037% 8/31/28 (f)(g)(t)	4,448,688	4,291,738
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9147% 2/15/28 (f)(g)(t)	6,459,065	2,540,027
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1537% 4/22/28 (f)(g)(t)	4,001,600	3,842,776
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 9/30/28 (f)(g)(t)	1,338,313	1,112,714
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9034% 4/7/30 (f)(g)(t)	4,325,000	4,220,681
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 11/22/29 (f)(g)(t)	1,030,000	1,017,609
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (f)(g)(t)	6,924,879	6,751,757
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 4/16/25 (f)(g)(t)	1,128,485	1,121,150
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 4/16/25 (f)(g)(t)	1,000,652	994,148
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 4/16/25 (f)(g)(t)	3,675,374	3,652,403
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9037% 1/31/27 (f)(g)(t)	665,216	658,285
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8954% 5/4/26 (f)(g)(t)	5,839,687	5,628,757
Ultimate Software Group, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (f)(g)(t)	9,301,264	8,921,958
CME Term SOFR 1 Month Index + 4.500% 5/3/26 (g)(t)(u)	1,340,000	1,309,019
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.2706% 5/3/27 (f)(g)(t)	2,665,000	2,502,435
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.1534% 9/1/25 (f)(g)(t)	2,519,107	1,893,663
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1339% 2/28/27 (f)(g)(t)	3,195,754	3,067,924
		150,214,715
TOTAL INFORMATION TECHNOLOGY		227,825,288
MATERIALS - 0.5%
Chemicals - 0.3%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 9/30/28 (f)(g)(t)	3,900,677	3,497,620
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.1537% 9/22/29 (f)(g)(t)	345,000	292,819
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.7322% 11/24/27 (f)(g)(t)	1,077,300	1,026,128
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.9037% 11/24/28 (f)(g)(t)	485,000	425,990
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 11/24/27 (f)(g)(t)	4,036,317	3,851,332
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (f)(g)(t)	573,589	574,306
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 5/27/29 (f)(g)(t)	883,325	831,059
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 5/7/25 (c)(f)(g)(t)	3,098,992	2,998,275
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.5246% 5/7/25 (f)(g)(t)	2,725,728	2,647,363
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.2836% 10/4/29 (f)(g)(t)	5,960,063	5,610,862
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 5/27/28 (f)(g)(t)	1,415,592	1,267,847
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 7/3/28 (f)(g)(t)	1,645,023	1,409,373
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (f)(g)(t)	4,890,225	4,379,832
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.6354% 3/15/30 (f)(g)(t)	675,000	551,252
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 2/10/30 (f)(g)(t)	875,000	866,801
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0034% 3/1/30 (f)(g)(t)	905,000	899,344
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.0179% 1/20/26 (f)(g)(t)	2,738,402	2,709,868
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.03% 4/10/30 (f)(g)(t)	2,145,000	2,128,913
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.0483% 1/3/29 (f)(g)(t)	734,593	536,253
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8063% 12/1/26 (f)(g)(t)	1,587,412	1,400,891
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.3983% 3/1/26 (f)(g)(t)	1,155,661	1,151,570
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (f)(g)(t)	2,855,339	2,658,692
CME Term SOFR 1 Month Index + 5.000% 11/9/28 (g)(t)(u)	2,105,000	1,994,488
Starfruit U.S. Holdco LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 4/3/28 (g)(t)(u)	980,000	961,017
CME Term SOFR 1 Month Index + 4.000% 8.9901% 4/3/28 (f)(g)(t)	1,150,000	1,127,000
Tranche B, term loan CME Term SOFR 1 Month Index + 2.750% 7.8954% 10/1/25 (f)(g)(t)	2,380,526	2,369,909
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 7.0034% 4/3/25 (f)(g)(t)	3,480,533	3,409,182
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8983% 12/20/29 (f)(g)(t)	665,625	665,472
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/22/28 (f)(g)(t)	1,549,311	1,529,944
		53,773,402
Construction Materials - 0.0%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 4/1/29 (f)(g)(t)	2,221,529	2,206,712
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5179% 3/27/28 (f)(g)(t)	1,937,159	1,932,316
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9034% 10/19/27 (f)(g)(t)	4,096,302	4,022,568
		8,161,596
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5179% 3/3/28 (f)(g)(t)	3,220,820	3,061,937
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7961% 3/11/28 (f)(g)(t)	3,036,300	2,932,883
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8544% 7/1/26 (f)(g)(t)	3,493,797	3,464,204
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 10.0034% 12/21/26 (f)(g)(t)	2,012,750	2,007,718
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0179% 12/1/27 (f)(g)(t)	2,055,206	1,996,386
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.4284% 4/13/29 (f)(g)(t)	10,008,746	9,498,300
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2679% 8/4/27 (f)(g)(t)	3,480,148	3,388,307
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (f)(g)(t)	1,063,300	967,603
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.9037% 8/1/26 (f)(g)(t)	738,750	721,020
3 month U.S. LIBOR + 4.000% 8.8467% 7/31/26 (f)(g)(t)	725,625	709,937
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0034% 1/30/27 (f)(g)(t)	3,225,131	3,172,046
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.3467% 9/24/28 (f)(g)(t)	1,526,750	1,492,047
1 month U.S. LIBOR + 3.250% 8.5179% 2/5/26 (f)(g)(t)	822,950	816,268
		34,228,656
Metals & Mining - 0.0%
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5034% 6/1/28 (f)(g)(t)	282,500	267,265
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0034% 3/23/30 (f)(g)(t)	1,485,000	1,460,869
		1,728,134
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 2/4/28 (f)(g)(t)	1,745,625	1,645,252
TOTAL MATERIALS		99,537,040
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.9037% 8/21/25 (f)(g)(t)	1,836,423	1,779,806
CME Term SOFR 1 Month Index + 3.250% 8.3322% 1/24/30 (f)(g)(t)	2,316,383	2,160,027
		3,939,833
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 8/1/25 (f)(g)(t)	915,400	912,947
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9034% 8/1/25 (f)(g)(t)	7,728,674	7,638,944
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.7637% 12/15/27 (f)(g)(t)	882,996	875,128
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1875% 6/23/25 (f)(g)(t)	14,241,826	14,093,426
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.8945% 12/31/25 (f)(g)(t)	3,971,853	3,937,496
		27,457,941
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (f)(g)(t)	1,799,718	1,777,221
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 11/14/25 (f)(g)(t)	939,801	923,354
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0179% 3/25/28 (f)(g)(t)	2,233,068	1,949,290
		4,649,865
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 6/23/28 (f)(g)(t)	109,169	104,017
TOTAL UTILITIES		32,211,823
TOTAL BANK LOAN OBLIGATIONS (Cost $1,417,085,801)		1,357,680,978

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	5,039,000	4,640,798
KeyBank NA 6.95% 2/1/28	718,000	656,039
Regions Bank 6.45% 6/26/37	8,935,000	8,890,375
TOTAL BANK NOTES (Cost $15,920,924)		14,187,212

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		1,000,000	810,000
Telefonica Europe BV 3.875% (Reg. S) (f)(i)	EUR	2,100,000	2,072,935
			2,882,935
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (f)(i)	EUR	2,500,000	2,574,692
3.748% (Reg. S) (f)(i)	EUR	800,000	748,230
3.875% (Reg. S) (f)(i)	EUR	9,400,000	8,484,485
4.625% (Reg. S) (f)(i)	EUR	2,650,000	2,719,282
			14,526,689
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		1,486,000	1,477,456
Danone SA 1.75% (Reg. S) (f)(i)	EUR	2,600,000	2,768,718
			4,246,174
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(i)	EUR	8,710,000	7,681,779
TOTAL CONSUMER STAPLES			11,927,953
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (f)(g)(i)		5,110,000	4,560,675
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(i)		910,000	559,650
			5,120,325
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(i)	EUR	1,780,000	1,777,517
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(i)	EUR	1,800,000	1,868,820
Banco Do Brasil SA 6.25% (d)(f)(i)		805,000	695,279
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		1,240,000	1,160,950
7.625% (d)(f)(i)		662,000	590,835
Bank of America Corp.:
5.875% (f)(i)		2,585,000	2,352,350
6.25% (f)(i)		1,925,000	1,889,388
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.8459% (f)(g)(i)		1,347,000	1,142,108
4.9% (f)(i)		905,000	823,912
Barclays PLC:
5.875% (Reg. S) (f)(i)	GBP	1,000,000	1,094,676
7.125% (f)(i)	GBP	250,000	281,444
8.875% (f)(i)	GBP	1,000,000	1,144,434
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		485,000	425,648
5.35% 11/12/29 (d)(f)		265,000	252,297
BNP Paribas SA 6.625% (Reg. S) (f)(i)		2,230,000	2,146,375
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		980,000	965,484
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		200,000	196,163
JPMorgan Chase & Co.:
4.6% (f)(i)		1,865,000	1,722,202
6% (f)(i)		785,000	780,761
6.1% (f)(i)		2,580,000	2,539,524
Lloyds Banking Group PLC 5.125% (f)(i)	GBP	220,000	249,039
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		850,000	780,566
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		340,000	292,995
Societe Generale 7.875% (Reg. S) (f)(i)		900,000	875,250
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(i)	EUR	1,173,650	1,177,675
Tinkoff Credit Systems 6% (c)(d)(e)(f)(i)		390,000	141,375
Wells Fargo & Co. 5.9% (f)(i)		1,420,000	1,400,475
			28,767,542
Capital Markets - 0.0%
Charles Schwab Corp. 4% (f)(i)		1,655,000	1,244,974
Credit Suisse Group AG 7.5% (Reg. S) (e)(f)(i)		7,755,000	271,425
UBS Group AG 7% (Reg. S) (f)(i)		644,000	611,761
			2,128,160
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (f)(i)		2,140,000	1,514,264
4.7% (f)(i)		2,110,000	1,375,351
			2,889,615
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (f)(i)		4,059,000	3,651,429
TOTAL FINANCIALS			37,436,746
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(i)	GBP	900,000	981,259
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		1,325,000	1,312,992
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		4,545,000	4,228,879
TOTAL INDUSTRIALS			6,523,130
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(i)		350,000	309,378
5.65% (d)(f)(i)		1,015,000	979,031
			1,288,409
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (d)(f)(i)		2,015,000	1,766,802
9.125% (d)(f)(i)		485,000	483,448
			2,250,250
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(i)	EUR	6,000,000	2,602,237
AT Securities BV 5.25% (Reg. S) (f)(i)		5,250,000	1,764,000
Citycon Oyj 4.496% (Reg. S) (f)(i)	EUR	1,555,000	1,057,952
CPI Property Group SA 3.75% (Reg. S) (f)(i)	EUR	3,955,000	1,225,975
Grand City Properties SA 1.5% (Reg. S) (f)(i)	EUR	6,000,000	2,340,891
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(i)	EUR	5,790,000	3,868,082
3.625% (Reg. S) (f)(i)	EUR	1,410,000	768,646
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(i)	EUR	2,605,000	570,819
			14,198,602
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA:
5.625% (d)(f)(i)		60,000	58,337
5.625% (Reg. S) (f)(i)		2,370,000	2,301,863
SSE PLC 3.74% (Reg. S) (f)(i)	GBP	1,920,000	2,173,525
			4,533,725
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (f)(i)	EUR	705,000	719,658
Veolia Environnement SA 2% (Reg. S) (f)(i)	EUR	3,500,000	3,105,155
			3,824,813
TOTAL UTILITIES			8,358,538
TOTAL PREFERRED SECURITIES (Cost $147,125,690)			104,513,577

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (w)	1,094,391,516	1,094,610,394
Fidelity Securities Lending Cash Central Fund 5.14% (w)(x)	199,230,077	199,250,000
TOTAL MONEY MARKET FUNDS (Cost $1,293,858,197)		1,293,860,394

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28		13,100,000	539,866
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28		22,500,000	841,292
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	8/16/23	EUR	37,850,000	547,302
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	6/21/23	EUR	23,300,000	98,816

TOTAL PUT OPTIONS				2,027,276
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28		13,100,000	521,383
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28		22,500,000	1,013,248

TOTAL CALL OPTIONS				1,534,631
TOTAL PURCHASED SWAPTIONS (Cost $3,891,879)				3,561,907

TOTAL INVESTMENT IN SECURITIES - 111.1% (Cost $24,176,313,908)	22,281,097,651
NET OTHER ASSETS (LIABILITIES) - (11.1)%	(2,228,881,423)
NET ASSETS - 100.0%	20,052,216,228

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(48,500,000)	(41,126,438)
2% 6/1/53	(64,450,000)	(54,651,525)
2% 6/1/53	(15,950,000)	(13,525,086)
2.5% 6/1/53	(47,550,000)	(41,525,035)
3% 6/1/53	(49,100,000)	(44,154,682)
3.5% 6/1/53	(29,750,000)	(27,571,241)

TOTAL GINNIE MAE		(222,554,007)

Uniform Mortgage Backed Securities
1.5% 6/1/38	(1,300,000)	(1,136,027)
2% 6/1/38	(700,000)	(626,793)
2% 6/1/38	(23,500,000)	(21,042,323)
2% 6/1/38	(4,500,000)	(4,029,381)
2% 6/1/53	(52,500,000)	(43,166,897)
2% 6/1/53	(52,500,000)	(43,166,897)
2% 6/1/53	(2,200,000)	(1,808,899)
2% 6/1/53	(15,000,000)	(12,333,399)
2% 6/1/53	(15,000,000)	(12,333,399)
2% 6/1/53	(11,700,000)	(9,620,051)
2% 6/1/53	(49,250,000)	(40,494,660)
2.5% 6/1/38	(5,400,000)	(4,964,625)
2.5% 6/1/53	(41,300,000)	(35,274,396)
3.5% 6/1/53	(9,500,000)	(8,715,508)
3.5% 6/1/53	(4,800,000)	(4,403,625)
4.5% 6/1/53	(13,325,000)	(12,892,978)
5.5% 6/1/53	(5,425,000)	(5,421,397)
5.5% 6/1/53	(6,850,000)	(6,845,451)
5.5% 6/1/53	(3,350,000)	(3,347,775)
5.5% 6/1/53	(19,300,000)	(19,287,183)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(290,911,664)

TOTAL TBA SALE COMMITMENTS (Proceeds $511,489,037)		(513,465,671)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	44	Jun 2023	3,431,878	18,690	18,690
Eurex Deutschland	78	Sep 2023	8,822,658	1,169	1,169
Eurex Euro-Bobl Contracts (Germany)	20	Sep 2023	2,511,060	2,334	2,334
Eurex Euro-Bund Contracts (Germany)	65	Sep 2023	9,401,831	5,958	5,958
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	62	Sep 2023	9,165,390	18,503	18,503
TME 10 Year Canadian Note Contracts (Canada)	174	Sep 2023	15,851,624	57,644	57,644

TOTAL BOND INDEX CONTRACTS					104,298

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	584	Sep 2023	120,203,625	(270,903)	(270,903)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	267	Sep 2023	34,267,781	339,097	339,097

TOTAL TREASURY CONTRACTS					68,194

TOTAL PURCHASED					172,492

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	115	Sep 2023	13,846,221	(103,058)	(103,058)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,265	Sep 2023	144,802,969	(284,758)	(284,758)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,297	Sep 2023	141,474,328	83,977	83,977
CBOT Long Term U.S. Treasury Bond Contracts (United States)	496	Sep 2023	63,658,500	(671,480)	(671,480)

TOTAL TREASURY CONTRACTS					(872,261)

TOTAL SOLD					(975,319)

TOTAL FUTURES CONTRACTS					(802,827)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	191,000	USD	140,365	Bank of America, N.A.	6/01/23	335
EUR	200,000	USD	213,241	BNP Paribas S.A.	6/01/23	539
GBP	15,000	USD	18,592	Brown Brothers Harriman & Co	6/01/23	67
CAD	382,000	USD	280,767	Bank of America, N.A.	6/21/23	781
CAD	681,000	USD	501,339	Brown Brothers Harriman & Co	6/21/23	582
EUR	264,000	USD	290,371	BNP Paribas S.A.	6/21/23	(7,860)
EUR	534,000	USD	570,004	BNP Paribas S.A.	6/21/23	1,439
EUR	270,000	USD	298,324	Bank of America, N.A.	6/21/23	(9,392)
EUR	550,000	USD	599,067	Bank of America, N.A.	6/21/23	(10,503)
EUR	272,000	USD	297,561	Brown Brothers Harriman & Co	6/21/23	(6,490)
EUR	537,000	USD	594,570	HSBC Bank	6/21/23	(19,917)
EUR	342,000	USD	369,132	JPMorgan Chase Bank, N.A.	6/21/23	(3,152)
EUR	490,000	USD	541,176	Royal Bank of Canada	6/21/23	(16,819)
GBP	1,261,000	USD	1,570,725	Bank of America, N.A.	6/21/23	(1,444)
GBP	484,000	USD	611,450	Bank of America, N.A.	6/21/23	(9,125)
GBP	1,801,000	USD	2,255,187	Brown Brothers Harriman & Co	6/21/23	(13,889)
GBP	11,621,000	USD	14,441,370	Brown Brothers Harriman & Co	6/21/23	20,663
GBP	651,000	USD	807,260	Brown Brothers Harriman & Co	6/21/23	2,893
GBP	304,000	USD	375,224	Citibank, N. A.	6/21/23	3,096
USD	97,933	AUD	146,000	Brown Brothers Harriman & Co	6/21/23	2,897
USD	72,918	AUD	110,000	Brown Brothers Harriman & Co	6/21/23	1,316
USD	135,369	CAD	181,000	BNP Paribas S.A.	6/21/23	1,966
USD	237,550	CAD	318,000	Bank of America, N.A.	6/21/23	3,174
USD	149,989	CAD	204,000	Bank of America, N.A.	6/21/23	(366)
USD	126,167	CAD	170,000	Brown Brothers Harriman & Co	6/21/23	871
USD	48,123	CAD	65,000	Brown Brothers Harriman & Co	6/21/23	216
USD	135,498	CAD	183,000	Brown Brothers Harriman & Co	6/21/23	620
USD	136,545	CAD	185,000	Citibank, N. A.	6/21/23	193
USD	148,857	CAD	200,000	JPMorgan Chase Bank, N.A.	6/21/23	1,450
USD	520,337	EUR	478,000	BNP Paribas S.A.	6/21/23	8,821
USD	208,066,126	EUR	189,915,000	Bank of America, N.A.	6/21/23	4,834,805
USD	488,715	EUR	442,000	Bank of America, N.A.	6/21/23	15,723
USD	3,538,154	EUR	3,198,000	Bank of America, N.A.	6/21/23	115,919
USD	610,491	EUR	555,000	Brown Brothers Harriman & Co	6/21/23	16,575
USD	617,734	EUR	560,000	Brown Brothers Harriman & Co	6/21/23	18,469
USD	297,064	EUR	274,000	Canadian Imperial Bk. of Comm.	6/21/23	3,852
USD	9,118,794	EUR	8,421,000	Canadian Imperial Bk. of Comm.	6/21/23	107,336
USD	762,684	EUR	705,000	Canadian Imperial Bk. of Comm.	6/21/23	8,251
USD	1,946,715	EUR	1,759,000	Citibank, N. A.	6/21/23	64,379
USD	421,462	EUR	383,000	HSBC Bank	6/21/23	11,607
USD	164,735	EUR	150,000	JPMorgan Chase Bank, N.A.	6/21/23	4,217
USD	1,688,599	EUR	1,567,000	JPMorgan Chase Bank, N.A.	6/21/23	11,725
USD	137,391,361	GBP	110,974,000	JPMorgan Chase Bank, N.A.	6/21/23	(712,907)
USD	406,857	GBP	326,000	State Street Bank and Trust Co	6/21/23	1,159

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						4,454,072

Unrealized Appreciation						5,265,936
Unrealized Depreciation						(811,864)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,060,000	200,616	(27,461)	173,155
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,890,000	108,280	(37,323)	70,957
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,430,000	98,094	(59,964)	38,130
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,770,000	83,479	(41,321)	42,158
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,700,000	148,359	(137,195)	11,164
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,000,000	88,572	(27,218)	61,354
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,390,000	52,922	(16,926)	35,996
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,890,000	41,850	(17,748)	24,102
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		10,660,000	236,045	(181,191)	54,854
CMBX N.A. BBB Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		1,760,000	571,632	(476,137)	95,495
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,710,000	538,311	(461,067)	77,244
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		930,000	292,765	(233,007)	59,758
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,760,000	554,051	(439,315)	114,736
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,480,000	465,906	(438,078)	27,828
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		250,000	78,700	(67,372)	11,328
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,260,000	396,650	(326,634)	70,016
Intesa Sanpaolo SpA		Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	5,000,000	(10,575)	(27,875)	(38,450)

TOTAL BUY PROTECTION								3,945,657	(3,015,832)	929,825
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(443)	476	33

TOTAL CREDIT DEFAULT SWAPS								3,945,214	(3,015,356)	929,858

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	27,659,000	302,298	0	302,298
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	14,283,000	285,640	0	285,640
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2033	212,000	4,907	0	4,907
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2053	770,000	6,691	0	6,691
TOTAL INTEREST RATE SWAPS							599,536	0	599,536

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,723,350 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,865,057,162 or 19.3% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,233,044.
(l)	Security or a portion of the security is on loan at period end.
(m)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $21,755,286.

(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,067,420.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(r)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s)	Non-income producing
(t)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(u)	The coupon rate will be determined upon settlement of the loan after period end.
(v)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,879,966 and $2,763,933, respectively.

(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	791,880

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	521,057

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	899,094

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,357,368,977	5,413,464,822	5,676,223,405	38,830,936	-	-	1,094,610,394	2.7%
Fidelity Securities Lending Cash Central Fund 5.14%	534,738,895	4,483,365,256	4,818,854,151	430,822	-	-	199,250,000	0.7%
Total	1,892,107,872	9,896,830,078	10,495,077,556	39,261,758	-	-	1,293,860,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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